UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549p. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund VI

Book 1

First Trust NASDAQ Technology Dividend Index Fund (TDIV)

Multi-Asset Diversified Income Index Fund (MDIV)

First Trust S&P International Dividend Aristocrats ETF (FID)

First Trust BuyWrite Income ETF (FTHI)

First Trust Nasdaq BuyWrite Income ETF (FTQI)

First Trust Rising Dividend Achievers ETF (RDVY)

First Trust Dorsey Wright Focus 5 ETF (FV)

First Trust RBA American Industrial Renaissance® ETF (AIRR)

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)

First Trust Dorsey Wright International Focus 5 ETF (IFV)

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

First Trust Indxx Innovative Transaction & Process ETF (LEGR)

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)

First Trust International Developed Capital Strength ETF (FICS)

Semi-Annual Report
For the Six Months Ended
March 31, 2023

First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2023

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
March 31, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended March 31, 2023.
I am constantly amazed by the depth and breadth of innovation that occurs when people from different geographic, economic, cultural, and educational backgrounds come together to solve problems. Many of the greatest companies to ever exist found their humble beginnings in the simple premise that problems are best solved through ingenuity and cooperation. That idea is still alive and well today, in my opinion. Take, as examples, the recent flood of interest sparked by artificial intelligence programs, advances in robotics, new medicines, more fuel-efficient gasoline engines, electric and hybrid vehicles, quantum computing, developments in wind and solar power; the list goes on and on. That said, the global economy is facing serious issues such as stubborn inflation and the specter of slowing economic growth to name a few.
As many investors know, the global financial system is currently navigating the fallout of the banking crisis that took lending markets by storm in March 2023. The turmoil that started in the U.S. with the failure of Silicon Valley Bank quickly spread around the globe, leading the Swiss government to broker the merger of two of Switzerland’s largest banks. In the U.S., the Federal Reserve (the “Fed”) created the Bank Term Funding Program, which allocated capital to help assure that banks can meet the needs of their depositors. Furthermore, inflation remains elevated on a global scale. Each of the countries that comprise the so-called Group of Ten is currently battling levels of inflation that are higher than the targets set by their central banks, according to data from Bloomberg. Additionally, political unrest stemming from the war between Russia and Ukraine remains a significant factor, with the potential to disturb global fuel and energy supplies as well as provoke interference from other foreign powers.
In the U.S., inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 5.0% as of March 31, 2023, well above the Fed’s stated goal of 2.0%. Despite signals pointing to a potential slowdown in economic growth in the U.S., the Fed stayed the course with regards to interest rate policy. Since February 28, 2022, the Fed raised the Federal Funds target rate (upper bound) a total of nine times, increasing the rate from 0.25%, where it stood on February 28, 2022, to 5.00% as of March 31, 2023.
Global markets have been resilient over time, and the S&P 500® Index has never failed to recover from a bear market. While the issues plaguing the U.S. and global economies are severe, they are not insurmountable, in my view. As Brian Wesbury, Chief Economist at First Trust, recently wrote: “what made America strong is…its human resources and freedom.” We will continue to work the problems before us with ingenuity and resolve, as we always have.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2023
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The latest global growth forecast from the International Monetary Fund (“IMF”) released in April 2023 sees real gross domestic product growth rising by 2.8% worldwide in 2023, down from its 2.9% projection in January 2023. The IMF is calling for a 1.6% growth rate for the U.S., up from its January 2023 estimate of 1.4%. Emerging Market and Developing Economies are expected to grow by 3.9% this year, down from the IMF’s 4.0% estimate in January 2023. The IMF notes that risks to their global outlook are squarely to the downside, especially given the recent turmoil in the Financials sector as well as stubbornly high inflation.
In the U.S., inflation, as measured by the Consumer Price Index (“CPI”), stood at 5.0% on a trailing 12-month basis at the end of March 2023, according to the U.S. Bureau of Labor Statistics. While this is significantly lower than the most recent high of 9.1% in June 2022, the CPI remains above its 30-year average of 2.5% as of March 31, 2023, and even further from the Federal Reserve’s (the “Fed”) target of 2.0%.
Performance of Global Stocks and Bonds
The major U.S. stock indices delivered positive results over the past six months. The S&P 500® (the “Index”), S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 15.62%, 15.00% and 12.00%, respectively, for the six-month period ended March 31, 2023. Each of the 11 major sectors that comprise the Index were up on a total return basis. The top performer was the Information Technology sector, up 27.59%, while the worst showing came from the Consumer Discretionary sector, up 4.31%.
A Bloomberg survey of twenty-four equity strategists found that their average 2023 year-end price target for the Index was 4,025, as of April 19, 2023, according to its own release. The highest and lowest estimates were 4,750 and 3,225, respectively. Brian Wesbury, Chief Economist at First Trust, announced in December 2022 that his 2023 year-end price target stood at 3,900. The Index closed trading on March 31, 2023, at 4,109. The outlook for corporate earnings in 2023 has turned negative. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for the 2023 and 2024 calendar years stood at -2.67% and 11.56%, respectively, as of April 21, 2023.
The broader foreign stock indices posted positive total returns over the past six months. Between September 30, 2022, and March 31, 2023, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of 25.50% (USD) and 14.04% (USD), respectively, according to Bloomberg. The major foreign bond indices were also up over the same period. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of 7.69% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt increased by 9.87% (USD), according to Bloomberg. The U.S. dollar fell by 8.57% over the past six months against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The sizable decline in the dollar provided a boost to the performance of both foreign stock and bond indices, in our opinion.
Results were also positive in the U.S. bond market over the period. The top performing major debt group we track was long-term municipal bonds. The Bloomberg Municipal Bond: Long Bond (22+ Years) Index posted a total return of 9.68% for the six-month period ended March 31, 2023. The worst-performing U.S. debt group that we track was intermediate U.S. Treasuries. The Bloomberg U.S. Treasury: Intermediate Index posted a total return of 3.31%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) fell by 36 basis points in the period to close at 3.47% on March 31, 2023, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.19% for the 10-year period ended March 31, 2023.

Fund Performance Overview (Unaudited)
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
The First Trust NASDAQ Technology Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Technology DividendTM Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “TDIV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.
The Index includes up to 100 technology and telecommunications companies that pay a regular or common dividend. To be selected for the Index, a company must be classified as a technology or telecommunications company under the Industry Classification Benchmark and have a minimum market capitalization of $500 million. The Index may include U.S.-listed securities of non-U.S. companies, including companies located in emerging market countries.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	5 Years Ended 3/31/23	10 Years Ended 3/31/23	Inception (8/13/12) to 3/31/23	5 Years Ended 3/31/23	10 Years Ended 3/31/23	Inception (8/13/12) to 3/31/23
Fund Performance
NAV	25.53%	-5.86%	11.20%	12.45%	12.60%	70.02%	223.38%	252.97%
Market Price	25.48%	-5.97%	11.16%	12.44%	12.59%	69.75%	223.13%	252.87%
Index Performance
Nasdaq Technology DividendTM Index	25.99%	-5.33%	11.91%	13.17%	13.32%	75.52%	244.71%	277.81%
S&P 500® Index	15.62%	-7.73%	11.19%	12.24%	12.80%	69.94%	217.36%	259.84%
S&P 500® Information Technology Index	27.59%	-4.55%	19.64%	20.14%	18.96%	145.10%	526.59%	533.14%
(See Notes to Fund Performance Overview on page 33.)

Nasdaq® and Nasdaq Technology DividendTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ Technology Dividend Index Fund (TDIV) (Continued)
Sector Allocation	% of Total Investments
Information Technology	87.1%
Communication Services	11.9
Industrials	1.0
Health Care	0.0*
Total	100.0%

*	Amount is less than 0.1%.
Top Ten Holdings	% of Total Investments
Intel Corp.	9.7%
Microsoft Corp.	8.6
Apple, Inc.	8.3
Broadcom, Inc.	8.0
International Business Machines Corp.	7.5
Texas Instruments, Inc.	4.0
Oracle Corp.	4.0
QUALCOMM, Inc.	3.8
Analog Devices, Inc.	2.5
Motorola Solutions, Inc.	2.0
Total	58.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV)
The Multi-Asset Diversified Income Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq US Multi-Asset Diversified IncomeTM Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “MDIV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and/or depositary receipts, real estate investment trusts (“REITs”), preferred securities, master limited partnerships (“MLPs”) and exchange-traded fund (“ETF”) that comprise the Index.  The Index allocates 20% of its weight to the equity securities segment, 20% of its weight to the REIT segment, 20% of its weight to the preferred stocks segment, 20% of its weight to the MLP segment and 20% of its weight to an ETF that invests in high yield corporate debt securities. The ETF in which the Fund invests may be advised by First Trust Advisors L.P.
The Index is designed to provide exposure to five asset segments, each selected to result in a consistent and high yield for the Index.  The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	5 Years Ended 3/31/23	10 Years Ended 3/31/23	Inception (8/13/12) to 3/31/23	5 Years Ended 3/31/23	10 Years Ended 3/31/23	Inception (8/13/12) to 3/31/23
Fund Performance
NAV	5.13%	-6.93%	2.05%	2.14%	3.14%	10.70%	23.63%	38.92%
Market Price	5.41%	-6.62%	2.11%	2.17%	3.17%	11.02%	23.94%	39.39%
Index Performance
Nasdaq US Multi-Asset Diversified IncomeTM Index	5.47%	-6.41%	2.61%	2.76%	3.78%	13.77%	31.34%	48.40%
S&P 500® Index	15.62%	-7.73%	11.19%	12.24%	12.80%	69.94%	217.36%	259.84%
Dow Jones U.S. Select DividendTM Index*	11.69%	-4.58%	8.54%	10.48%	11.16%	50.62%	170.80%	207.92%
(See Notes to Fund Performance Overview on page 33.)

*	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
Nasdaq® and Nasdaq US Multi-Asset Diversified IncomeTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV) (Continued)
Sector Allocation	% of Total Investments
Financials	23.0%
Energy	21.9
Other*	21.1
Real Estate	17.0
Utilities	3.9
Consumer Staples	3.3
Industrials	3.0
Communication Services	2.4
Consumer Discretionary	2.1
Materials	1.6
Information Technology	0.4
Health Care	0.3
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.
Top Ten Holdings	% of Total Investments
First Trust Tactical High Yield ETF	21.1%
Ready Capital Corp.	1.5
Icahn Enterprises, L.P.	1.5
Dorchester Minerals, L.P.	1.3
Starwood Property Trust, Inc.	1.2
Kimbell Royalty Partners, L.P.	1.2
Arbor Realty Trust, Inc.	1.1
Black Stone Minerals, L.P.	1.1
Sturm Ruger & Co., Inc.	1.1
WESCO International, Inc., Series A	1.1
Total	32.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID)
The First Trust S&P International Dividend Aristocrats ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the S&P International Dividend Aristocrats Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FID.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Index measures the performance of high dividend yielding companies that have followed a managed-dividends policy of increasing or maintaining dividends for at least ten consecutive years.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	5 Years Ended 3/31/23	Inception (8/22/13) to 3/31/23	5 Years Ended 3/31/23	Inception (8/22/13) to 3/31/23
Fund Performance
NAV	16.18%	-7.08%	1.13%	2.08%	5.79%	21.90%
Market Price	16.25%	-7.17%	1.07%	2.10%	5.45%	22.05%
Index Performance
S&P International Dividend Aristocrats Index(1)	16.56%	-6.46%	N/A	N/A	N/A	N/A
Dow Jones EPAC Select DividendTM Index(2)	24.05%	-7.90%	2.44%	3.19%	12.79%	35.16%
MSCI World ex USA Index	25.50%	-2.74%	3.83%	4.65%	20.70%	54.80%
(See Notes to Fund Performance Overview on page 33.)

(1)	On August 30, 2018, the Fund’s underlying index changed from the Nasdaq International Multi-Asset Diversified IncomeTM Index to the S&P International Dividend Aristocrats Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to August 30, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of April 30, 2018, it was not in existence for all of the periods disclosed. The old index was terminated on November 23, 2018, so performance data does not exist for these time periods.
(2)	The Dow Jones EPAC Select DividendTM Index measures the performance of a selected group of companies, from non-U.S. developed markets (Europe, Pacific Asia, and Canada), that have provided relatively high dividend yields on a consistent basis over time.
S&P International Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust.  S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID) (Continued)
Sector Allocation	% of Total Investments
Financials	25.3%
Real Estate	16.1
Utilities	15.5
Industrials	12.4
Consumer Discretionary	6.9
Materials	6.7
Energy	5.2
Communication Services	3.7
Consumer Staples	3.6
Information Technology	3.5
Health Care	1.1
Total	100.0%

Country Allocation	% of Total Investments
Canada	25.5%
Japan	19.0
Hong Kong	13.5
Switzerland	9.2
United Kingdom	7.7
Bermuda	4.6
Germany	4.2
Italy	3.1
Australia	2.7
France	1.7
Cayman Islands	1.6
Taiwan	1.5
Singapore	1.4
Ireland	1.1
South Korea	1.1
China	1.1
Norway	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
New World Development Co., Ltd.	2.0%
Adecco Group AG	2.0
Lenovo Group Ltd.	2.0
A2A S.p.A.	2.0
Guangdong Investment Ltd.	1.7
BASF SE	1.7
Bouygues S.A.	1.7
Legal & General Group PLC	1.6
Longfor Group Holdings Ltd.	1.6
JB Hi-Fi Ltd.	1.6
Total	17.9%

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust BuyWrite Income ETF (FTHI)
The First Trust BuyWrite Income ETF (the “Fund”) is an actively managed exchange-traded fund. The Fund’s primary investment objective is to provide current income. The Fund’s secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests primarily in equity securities listed on U.S. exchanges. The Fund also employs an “option strategy” in which it will write (sell) U.S. exchange-traded call options on the S&P 500® Index (the “Index”) to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. The equity securities held by the Fund are selected using a mathematical optimization process which attempts to favor higher dividend paying common stocks for the Fund’s portfolio. The shares of the Fund are listed and trade on the Nasdaq Stock Market LLC under the ticker symbol “FTHI.”
Portfolio Management Team
Portfolio management decisions are made under the direction of the following Portfolio Managers:
John Gambla, CFA, FRM, PRM, Senior Portfolio Manager of First Trust
Rob A. Guttschow, CFA, Senior Portfolio Manager of First Trust
Each portfolio manager has served in such capacity for the Fund since 2014.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	5 Years Ended 3/31/23	Inception (1/6/14) to 3/31/23	5 Years Ended 3/31/23	Inception (1/6/14) to 3/31/23
Fund Performance
NAV	14.38%	-3.77%	3.66%	5.28%	19.68%	60.73%
Market Price	14.12%	-3.82%	3.56%	5.28%	19.13%	60.80%
Index Performance
CBOE S&P 500 BuyWrite Monthly Index(1)	13.15%	-6.86%	4.25%	5.44%	23.13%	63.12%
S&P 500® Index	15.62%	-7.73%	11.19%	11.28%	69.94%	168.23%
(See Notes to Fund Performance Overview on page 33.)

(1)	The CBOE S&P 500 BuyWrite Monthly Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index.

Fund Performance Overview (Unaudited) (Continued)
First Trust BuyWrite Income ETF (FTHI) (Continued)
Sector Allocation	% of Total Investments
Information Technology	25.0%
Financials	16.7
Health Care	13.7
Consumer Discretionary	9.5
Consumer Staples	9.0
Communication Services	7.6
Industrials	6.2
Energy	4.9
Materials	3.9
Utilities	1.9
Real Estate	1.6
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	96.4%
Real Estate Investment Trusts	3.8
Master Limited Partnerships	0.8
Call Options Written	(2.8)
Net Other Assets and Liabilities	1.8
Total	100.0%
Top Ten Holdings	% of Total Investments
Apple, Inc.	7.1%
Microsoft Corp.	6.3
Amazon.com, Inc.	2.7
NVIDIA Corp.	2.0
Alphabet, Inc., Class A	1.8
Tesla, Inc.	1.7
Berkshire Hathaway, Inc., Class B	1.6
Alphabet, Inc., Class C	1.6
AGNC Investment Corp.	1.4
UnitedHealth Group, Inc.	1.4
Total	27.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq BuyWrite Income ETF (FTQI)
The First Trust Nasdaq BuyWrite Income ETF (the “Fund”) is an actively managed exchange-traded fund. The Fund’s investment objective is to provide current income. Under normal market conditions, the Fund will pursue its investment objective by investing primarily in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100 Index®. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the components of the Nasdaq Composite Index. The Fund will employ an option strategy in which it will write U.S. exchange-traded call options on the Nasdaq-100 Index® in order to seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells an option contract to another party. In exchange for the premiums received in connection with its written U.S. exchange-traded call options on the Nasdaq-100 Index®, the Fund forfeits any upside potential of the Nasdaq-100 Index® above the strike price of the written call options. It is expected that the Fund will distribute premiums to shareholders on a monthly basis. The premiums received from the sale of call options are expected to be the Fund’s primary source of income. Under normal market conditions, the Fund will seek to distribute the majority of the option premiums collected. The Fund does not target a specific income level, but seeks to provide investors with current income primarily from options premiums through writing calls with a notional value of 50-100% of the Fund’s assets. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTQI.”
Portfolio Management Team
Portfolio management decisions are made under the direction of the following Portfolio Managers:
John Gambla, CFA, FRM, PRM, Senior Portfolio Manager of First Trust
Rob A. Guttschow, CFA, Senior Portfolio Manager of First Trust
Each portfolio manager has served in such capacity for the Fund since 2014.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	5 Years Ended 3/31/23	Inception (1/6/14) to 3/31/23	5 Years Ended 3/31/23	Inception (1/6/14) to 3/31/23
Fund Performance
NAV	14.14%	-4.42%	2.27%	3.79%	11.89%	41.00%
Market Price	13.60%	-4.79%	2.18%	3.76%	11.39%	40.60%
Index Performance
CBOE Nasdaq-100 BuyWriteTM Index(1)	17.19%	-6.12%	4.92%	6.46%	27.12%	78.16%
S&P 500® Index	15.62%	-7.73%	11.19%	11.28%	69.94%	168.23%
Nasdaq-100 Index®(2)	20.72%	-10.35%	15.96%	16.57%	109.65%	311.68%
(See Notes to Fund Performance Overview on page 33.)

(1)	The Cboe Nasdaq-100 BuyWriteTM Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the Nasdaq-100 Index®. The index is a passive total return index based on (1) buying the Nasdaq-100 Index® stock index portfolio, and (2) “writing” (or selling) the near-term Nasdaq-100 Index® “covered” call option.
(2)	On May 11, 2022, the Fund’s primary benchmark changed from the S&P 500® Index to the Nasdaq-100 Index® because the Advisor believes that the Nasdaq-100 Index® better reflects the investment strategies of the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq BuyWrite Income ETF (FTQI) (Continued)
Sector Allocation	% of Total Investments
Information Technology	51.4%
Communication Services	11.7
Consumer Discretionary	10.6
Health Care	8.1
Consumer Staples	7.1
Financials	4.2
Real Estate	2.3
Industrials	2.1
Utilities	2.0
Materials	0.5
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	101.9%
Real Estate Investment Trusts	2.1
Call Options Written	(5.3)
Net Other Assets and Liabilities	1.3
Total	100.0%
Top Ten Holdings	% of Total Investments
Apple, Inc.	12.9%
Microsoft Corp.	10.6
NVIDIA Corp.	4.2
PepsiCo, Inc.	3.1
Amazon.com, Inc.	3.1
Tesla, Inc.	2.6
Meta Platforms, Inc., Class A	2.4
Broadcom, Inc.	2.2
Alphabet, Inc., Class A	2.0
Alphabet, Inc., Class C	2.0
Total	45.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Rising Dividend Achievers ETF (RDVY)
The First Trust Rising Dividend Achievers ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called Nasdaq US Rising Dividend AchieversTM Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index includes 50 U.S. exchange-traded equity securities, including securities issued by non-U.S. companies that trade on U.S. securities exchanges in the form of depositary receipts. The Index is designed to provide access to a diversified portfolio of small, mid and large capitalization companies with a history of raising their dividends while exhibiting the characteristics to continue to do so in the future by including companies with strong cash balances, low debt and increasing earnings. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RDVY.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	5 Years Ended 3/31/23	Inception (1/6/14) to 3/31/23	5 Years Ended 3/31/23	Inception (1/6/14) to 3/31/23
Fund Performance
NAV	17.12%	-6.07%	10.49%	11.19%	64.68%	166.18%
Market Price	17.04%	-6.15%	10.48%	11.18%	64.60%	166.05%
Index Performance
Nasdaq US Rising Dividend AchieversTM Index	17.44%	-5.66%	11.07%	11.78%	69.07%	179.50%
Dow Jones U.S. Select DividendTM Index*	11.69%	-4.58%	8.54%	9.87%	50.62%	138.33%
(See Notes to Fund Performance Overview on page 33.)

*	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
Nasdaq® and Nasdaq US Rising Dividend AchieversTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Rising Dividend Achievers ETF (RDVY) (Continued)
Sector Allocation	% of Total Investments
Financials	39.8%
Information Technology	16.0
Energy	12.4
Materials	12.1
Health Care	7.6
Communication Services	4.2
Industrials	4.0
Consumer Staples	2.0
Consumer Discretionary	1.9
Total	100.0%
Top Ten Holdings	% of Total Investments
Accenture PLC, Class A	2.2%
Freeport-McMoRan, Inc.	2.1
Popular, Inc.	2.1
Magnolia Oil & Gas Corp., Class A	2.1
Civitas Resources, Inc.	2.1
Chord Energy Corp.	2.1
Interpublic Group of (The) Cos., Inc.	2.1
Exxon Mobil Corp.	2.1
Omnicom Group, Inc.	2.1
Steel Dynamics, Inc.	2.1
Total	21.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Focus 5 ETF (FV)
The First Trust Dorsey Wright Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Focus FiveTM Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of each of the First Trust sector-based ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust sector-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe and that satisfy certain trading volume and liquidity requirements. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FV.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	5 Years Ended 3/31/23	Inception (3/5/14) to 3/31/23	5 Years Ended 3/31/23	Inception (3/5/14) to 3/31/23
Fund Performance
NAV	10.71%	-3.94%	10.08%	9.93%	61.67%	136.03%
Market Price	10.84%	-3.84%	10.09%	9.94%	61.68%	136.14%
Index Performance
Dorsey Wright Focus FiveTM Index	10.97%	-3.57%	10.42%	10.32%	64.13%	143.65%
S&P 500® Index	15.62%	-7.73%	11.19%	11.13%	69.94%	160.55%
(See Notes to Fund Performance Overview on page 33.)

Nasdaq® and Dorsey Wright Focus FiveTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Focus 5 ETF (FV) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA American Industrial Renaissance® ETF (AIRR)
The First Trust RBA American Industrial Renaissance® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Richard Bernstein Advisors American Industrial Renaissance® Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Index is designed to measure the performance of small- and mid-cap U.S. companies in the industrial and community banking sectors. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “AIRR.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	5 Years Ended 3/31/23	Inception (3/10/14) to 3/31/23	5 Years Ended 3/31/23	Inception (3/10/14) to 3/31/23
Fund Performance
NAV	25.90%	13.79%	13.27%	10.43%	86.44%	145.62%
Market Price	25.71%	13.80%	13.30%	10.43%	86.69%	145.58%
Index Performance
Richard Bernstein Advisors American Industrial Renaissance® Index	26.38%	14.63%	14.08%	11.27%	93.25%	163.02%
S&P 500® Index	15.62%	-7.73%	11.19%	11.13%	69.94%	160.00%
S&P 500® Industrials Index	23.36%	0.17%	8.43%	9.41%	49.91%	125.91%
Russell 2500® Index	11.07%	-10.39%	6.65%	7.33%	37.95%	89.85%
(See Notes to Fund Performance Overview on page 33.)

Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined, composed and calculated by RBA without regard to First Trust or the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA American Industrial Renaissance® ETF (AIRR) (Continued)
Sector Allocation	% of Total Investments
Industrials	91.8%
Financials	8.2
Total	100.0%
Top Ten Holdings	% of Total Investments
Encore Wire Corp.	4.0%
Comfort Systems USA, Inc.	3.9
Proto Labs, Inc.	3.8
Mueller Water Products, Inc., Class A	3.6
Clean Harbors, Inc.	3.6
Atkore, Inc.	3.6
Greenbrier (The) Cos., Inc.	3.6
Quanta Services, Inc.	3.5
APi Group Corp.	3.5
Arcosa, Inc.	3.5
Total	36.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
The First Trust Dorsey Wright Momentum & Dividend ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Dividend YieldTM Index (the “Index”). Under normal conditions, the Fund invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Index is a rules-based equity index designed to track the overall performance of the 50 stocks with the highest dividend yield comprising the Nasdaq US Large Mid™ Index that still maintain high levels of “relative strength.” A relative strength analysis is a momentum-based investment strategy that emphasizes a security’s forward price momentum in the security selection process. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “DDIV.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	5 Years Ended 3/31/23	Inception (3/10/14) to 3/31/23	5 Years Ended 3/31/23	Inception (3/10/14) to 3/31/23
Fund Performance
NAV	5.92%	-13.80%	5.78%	6.66%	32.44%	79.33%
Market Price	5.85%	-13.85%	5.75%	6.66%	32.23%	79.29%
Index Performance
Dorsey Wright Momentum Plus Dividend YieldTM Index(1)	6.36%	-13.29%	N/A	N/A	N/A	N/A
Dow Jones U.S. Select DividendTM Index(2)	11.69%	-4.58%	8.54%	9.74%	50.62%	131.98%
S&P 500® Index	15.62%	-7.73%	11.19%	11.13%	69.94%	160.00%
(See Notes to Fund Performance Overview on page 33.)

(1)	On September 6, 2018, the Fund’s underlying index changed from the Richard Bernstein Advisors Quality Income Index to the Dorsey Wright Momentum Plus Dividend YieldTM Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to September 6, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of July 2, 2018, it was not in existence for all of the periods disclosed.
(2)	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
Nasdaq® and Dorsey Wright Momentum Plus Dividend YieldTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV) (Continued)
Sector Allocation	% of Total Investments
Financials	30.8%
Real Estate	26.5
Energy	17.5
Health Care	6.4
Consumer Staples	5.7
Information Technology	3.4
Utilities	2.8
Industrials	2.2
Consumer Discretionary	2.1
Communication Services	1.5
Materials	1.1
Total	100.0%
Top Ten Holdings	% of Total Investments
OneMain Holdings, Inc.	5.3%
Starwood Property Trust, Inc.	4.9
Antero Midstream Corp.	4.2
Spirit Realty Capital, Inc.	3.6
Simon Property Group, Inc.	3.3
Gaming and Leisure Properties, Inc.	3.2
Kinder Morgan, Inc.	3.1
Iron Mountain, Inc.	3.0
Lamar Advertising Co., Class A	2.9
ONEOK, Inc.	2.8
Total	36.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright International Focus 5 ETF (IFV)
The First Trust Dorsey Wright International Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright International Focus FiveTM Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of certain First Trust international ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust country/region-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “IFV.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	5 Years Ended 3/31/23	Inception (7/22/14) to 3/31/23	5 Years Ended 3/31/23	Inception (7/22/14) to 3/31/23
Fund Performance
NAV	7.85%	-15.44%	-2.85%	-0.01%	-13.48%	-0.11%
Market Price	7.97%	-15.49%	-2.78%	0.01%	-13.17%	0.08%
Index Performance
Dorsey Wright International Focus FiveTM Index	8.15%	-15.09%	-2.35%	0.41%	-11.20%	3.65%
MSCI ACWI ex USA Index	22.13%	-5.07%	2.51%	2.80%	13.17%	27.14%
(See Notes to Fund Performance Overview on page 33.)

Nasdaq® and Dorsey Wright International Focus FiveTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright International Focus 5 ETF (IFV) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
The First Trust Dorsey Wright Dynamic Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Dynamic Focus FiveTM Index (the “Index”). The Fund normally invests at least 80% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index, including the First Trust Enhanced Short Maturity ETF (“FTSM”), an ultra-short duration ETF. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of each of the First Trust sector and industry-based ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust sector and industry-based ETFs that the Index Provider determines offer the greatest potential to outperform the other First Trust sector and industry-based ETFs and that satisfy certain trading volume and liquidity requirements. In addition to the First Trust sector and industry-based ETFs, the Index may select FTSM. FTSM is also evaluated and its inclusion and weight in the Index is adjusted based upon its rank relative to the selection universe of sector and industry-based ETFs chosen by the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FVC.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	5 Years Ended 3/31/23	Inception (3/17/16) to 3/31/23	5 Years Ended 3/31/23	Inception (3/17/16) to 3/31/23
Fund Performance
NAV	-0.18%	-8.49%	5.04%	8.08%	27.86%	72.84%
Market Price	-0.33%	-8.47%	5.04%	8.08%	27.86%	72.83%
Index Performance
Dorsey Wright Dynamic Focus FiveTM Index	0.17%	-7.97%	5.40%	8.46%	30.10%	77.13%
S&P 500® Index	15.62%	-7.73%	11.19%	12.51%	69.94%	129.22%
(See Notes to Fund Performance Overview on page 33.)

Nasdaq® and Dorsey Wright Dynamic Focus FiveTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
The First Trust Indxx Innovative Transaction & Process ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Blockchain Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of companies that are either actively using, investing in, developing, or have products that are poised to benefit from blockchain technology and/or the potential for increased efficiency that it provides to various business processes. The Index seeks to include only companies that have devoted material resources to the use of blockchain technologies. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “LEGR.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	5 Years Ended 3/31/23	Inception (1/24/18) to 3/31/23	5 Years Ended 3/31/23	Inception (1/24/18) to 3/31/23
Fund Performance
NAV	23.94%	-4.31%	7.23%	6.24%	41.79%	36.85%
Market Price	24.31%	-4.38%	7.19%	6.24%	41.51%	36.86%
Index Performance
Indxx Blockchain Index	24.16%	-3.95%	8.22%	7.19%	48.40%	43.27%
S&P 500® Index	15.62%	-7.73%	11.19%	9.33%	69.94%	58.77%
(See Notes to Fund Performance Overview on page 33.)

Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Innovative Transaction & Process ETF (LEGR) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	37.1%
Information Technology	30.2
Communication Services	9.5
Consumer Discretionary	9.3
Industrials	5.5
Utilities	3.0
Consumer Staples	1.7
Materials	1.6
Health Care	1.3
Energy	0.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Intel Corp.	1.5%
Alibaba Group Holding Ltd., ADR	1.5
NVIDIA Corp.	1.5
Advanced Micro Devices, Inc.	1.5
Baidu, Inc., ADR	1.4
Microsoft Corp.	1.4
Amazon.com, Inc.	1.4
Salesforce, Inc.	1.4
Accenture PLC, Class A	1.4
Samsung Electronics Co., Ltd.	1.4
Total	14.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
The First Trust Nasdaq Artificial Intelligence and Robotics ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq CTA Artificial Intelligence and RoboticsTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of companies engaged in the artificial intelligence and robotics segments of the technology, industrial and other economic sectors. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “ROBT.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	5 Years Ended 3/31/23	Inception (2/21/18) to 3/31/23	5 Years Ended 3/31/23	Inception (2/21/18) to 3/31/23
Fund Performance
NAV	26.86%	-9.42%	8.00%	7.48%	46.91%	44.53%
Market Price	27.08%	-9.36%	8.00%	7.51%	46.93%	44.70%
Index Performance
Nasdaq CTA Artificial Intelligence and RoboticsTM Index	26.73%	-9.68%	8.75%	8.12%	52.12%	48.99%
S&P 500® Index	15.62%	-7.73%	11.19%	10.50%	69.64%	66.47%
(See Notes to Fund Performance Overview on page 33.)

Nasdaq® and Nasdaq CTA Artificial Intelligence and RoboticsTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT) (Continued)
Sector Allocation	% of Total Long-Term Investments
Information Technology	59.7%
Industrials	21.1
Consumer Discretionary	10.8
Health Care	5.4
Communication Services	2.3
Real Estate	0.4
Consumer Staples	0.3
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
C3.ai, Inc., Class A	2.8%
UiPath, Inc., Class A	2.2
BlackBerry Ltd.	2.2
Illumina, Inc.	2.2
Nice Ltd., ADR	2.0
ANSYS, Inc.	2.0
Mobileye Global, Inc., Class A	2.0
Ciena Corp.	2.0
Cadence Design Systems, Inc.	2.0
ServiceNow, Inc.	2.0
Total	21.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust International Developed Capital Strength ETF (FICS)
The First Trust International Developed Capital Strength ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called The International Developed Capital StrengthTM Index (the “Index”). The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index. The Index seeks to provide exposure to well-capitalized companies in the developed markets outside of the U.S. with strong market positions that have the potential to provide a greater degree of stability and performance over time. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “FICS.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	Inception (12/15/20) to 3/31/23	Inception (12/15/20) to 3/31/23
Fund Performance
NAV	22.00%	-2.58%	3.43%	8.03%
Market Price	21.63%	-2.78%	3.48%	8.16%
Index Performance
The International Developed Capital StrengthTM Index	21.26%	-3.11%	4.18%	9.82%
MSCI World ex USA Index	25.50%	-2.74%	2.69%	6.27%
(See Notes to Fund Performance Overview on page 33.)

Nasdaq® and The International Developed Capital StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust International Developed Capital Strength ETF (FICS) (Continued)
Sector Allocation	% of Total Investments
Industrials	22.0%
Consumer Staples	16.6
Financials	15.3
Information Technology	14.2
Consumer Discretionary	12.8
Health Care	11.1
Materials	4.6
Real Estate	1.8
Communication Services	1.6
Total	100.0%
Top Ten Holdings	% of Total Investments
Shin-Etsu Chemical Co., Ltd.	2.8%
LVMH Moet Hennessy Louis Vuitton SE	2.5
L’Oreal S.A.	2.5
Kering S.A.	2.5
Schindler Holding AG	2.3
Constellation Software, Inc.	2.3
Hong Kong Exchanges & Clearing Ltd.	2.3
Carlsberg A.S., Class B	2.2
Kia Corp.	2.2
Brenntag SE	2.2
Total	23.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview  (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2023 (Unaudited)
As a shareholder of First Trust NASDAQ Technology Dividend Index Fund, Multi-Asset Diversified Income Index Fund, First Trust S&P International Dividend Aristocrats ETF, First Trust BuyWrite Income ETF, First Trust Nasdaq BuyWrite Income ETF, First Trust Rising Dividend Achievers ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust RBA American Industrial Renaissance® ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF, First Trust Dorsey Wright Dynamic Focus 5 ETF, First Trust Indxx Innovative Transaction & Process ETF, First Trust Nasdaq Artificial Intelligence and Robotics ETF, or First Trust International Developed Capital Strength ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Actual	$1,000.00	$1,255.30	0.50%	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
Multi-Asset Diversified Income Index Fund (MDIV) (b) (c)
Actual	$1,000.00	$1,051.30	0.48%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
First Trust S&P International Dividend Aristocrats ETF (FID)
Actual	$1,000.00	$1,161.80	0.60%	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust BuyWrite Income ETF (FTHI)
Actual	$1,000.00	$1,143.80	0.85%	$4.54
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28
First Trust Nasdaq BuyWrite Income ETF (FTQI)
Actual	$1,000.00	$1,141.40	0.85%	$4.54
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
March 31, 2023 (Unaudited)
	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Rising Dividend Achievers ETF (RDVY)
Actual	$1,000.00	$1,171.20	0.49%	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.49	0.49%	$2.47
First Trust Dorsey Wright Focus 5 ETF (FV) (b)
Actual	$1,000.00	$1,107.10	0.30%	$1.58
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51
First Trust RBA American Industrial Renaissance® ETF (AIRR)
Actual	$1,000.00	$1,259.00	0.70%	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	0.70%	$3.53
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Actual	$1,000.00	$1,059.20	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Dorsey Wright International Focus 5 ETF (IFV) (b)
Actual	$1,000.00	$1,078.50	0.30%	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC) (b)
Actual	$1,000.00	$998.20	0.30%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Actual	$1,000.00	$1,239.40	0.65%	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Actual	$1,000.00	$1,268.60	0.65%	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
First Trust International Developed Capital Strength ETF (FICS)
Actual	$1,000.00	$1,220.00	0.70%	$3.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	0.70%	$3.53

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (October 1, 2022 through March 31, 2023), multiplied by 182/365 (to reflect the six-month period).
(b)	Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.
(c)	MDIV expense ratios reflect an expense waiver. See Note 3 in the Notes to Financial Statements.

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Communications Equipment – 7.2%
137,073	ADTRAN Holdings, Inc.	$2,173,978
60,268	AudioCodes Ltd.	908,841
664,197	Cisco Systems, Inc.	34,720,898
752,263	Juniper Networks, Inc.	25,892,893
122,373	Motorola Solutions, Inc.	35,014,587
1,318,875	Nokia Oyj, ADR	6,475,676
1,202,539	Telefonaktiebolaget LM Ericsson, ADR	7,034,853
46,006	Ubiquiti, Inc.	12,499,370
		124,721,096
	Diversified Telecommunication Services – 6.8%
22,968	ATN International, Inc.	939,851
726,793	BCE, Inc.	32,553,058
225,671	Cogent Communications Holdings, Inc.	14,379,756
471,215	Telefonica S.A., ADR	2,016,800
128,647	Telkom Indonesia Persero Tbk PT, ADR	3,508,204
1,617,726	TELUS Corp.	32,128,038
828,668	Verizon Communications, Inc.	32,226,899
		117,752,606
	Electronic Equipment, Instruments & Components – 4.3%
159,540	Amphenol Corp., Class A	13,037,609
57,730	Avnet, Inc.	2,609,396
25,069	Benchmark Electronics, Inc.	593,885
35,949	CDW Corp.	7,006,101
691,533	Corning, Inc.	24,397,284
10,654	Methode Electronics, Inc.	467,497
74,868	National Instruments Corp.	3,923,832
31,710	TD SYNNEX Corp.	3,069,211
139,136	TE Connectivity Ltd.	18,247,686
62,105	Vishay Intertechnology, Inc.	1,404,815
		74,757,316
	Health Care Technology – 0.0%
3,292	Simulations Plus, Inc.	144,650
	Interactive Media & Services – 0.2%
96,746	JOYY, Inc., ADR	3,016,540
11,743	Shutterstock, Inc.	852,542
		3,869,082
	IT Services – 9.0%
53,514	Amdocs Ltd.	5,138,949
225,519	Cognizant Technology Solutions Corp., Class A	13,740,873
16,272	Hackett Group (The), Inc.	300,707
Shares	Description	Value

	IT Services (Continued)
309,986	Infosys Ltd., ADR	$5,406,156
994,912	International Business Machines Corp.	130,423,014
55,353	Wipro Ltd., ADR	248,535
		155,258,234
	Media – 2.2%
7,902	Cable One, Inc.	5,547,204
865,230	Comcast Corp., Class A	32,800,869
		38,348,073
	Professional Services – 1.0%
10,259	Concentrix Corp.	1,246,981
15,146	CSG Systems International, Inc.	813,340
93,160	Dun & Bradstreet Holdings, Inc.	1,093,698
30,549	KBR, Inc.	1,681,723
52,160	Leidos Holdings, Inc.	4,801,850
19,465	Science Applications International Corp.	2,091,709
87,744	SS&C Technologies Holdings, Inc.	4,954,904
		16,684,205
	Semiconductors & Semiconductor Equipment – 37.8%
55,016	Amkor Technology, Inc.	1,431,516
215,231	Analog Devices, Inc.	42,447,858
190,572	Applied Materials, Inc.	23,407,959
262,972	ASE Technology Holding Co., Ltd., ADR	2,095,887
24,231	ASML Holding N.V.	16,494,284
216,467	Broadcom, Inc.	138,872,239
22,502	Entegris, Inc.	1,845,389
458,501	Himax Technologies, Inc., ADR	3,727,613
5,160,124	Intel Corp.	168,581,251
44,056	KLA Corp.	17,585,834
19,119	Kulicke & Soffa Industries, Inc.	1,007,380
45,987	Lam Research Corp.	24,378,628
116,462	Marvell Technology, Inc.	5,042,805
201,029	Microchip Technology, Inc.	16,842,210
215,645	Micron Technology, Inc.	13,012,019
7,527	Monolithic Power Systems, Inc.	3,767,565
126,019	NXP Semiconductors N.V.	23,499,393
12,810	Power Integrations, Inc.	1,084,238
520,690	QUALCOMM, Inc.	66,429,630
86,352	Skyworks Solutions, Inc.	10,187,809
8,892	STMicroelectronics N.V.	475,633
375,157	Texas Instruments, Inc.	69,782,954
212,932	United Microelectronics Corp., ADR	1,865,284
10,721	Universal Display Corp.	1,663,149
		655,528,527
	Software – 15.6%
26,250	A10 Networks, Inc.	406,613

See Notes to Financial Statements

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
39,025	Absolute Software Corp.	$305,566
54,717	Adeia, Inc.	484,793
19,019	Dolby Laboratories, Inc., Class A	1,624,603
13,694	Ebix, Inc.	180,624
420,599	Gen Digital, Inc.	7,217,479
48,425	InterDigital, Inc.	3,530,182
51,666	Intuit, Inc.	23,034,253
515,760	Microsoft Corp.	148,693,608
187,416	Open Text Corp.	7,224,887
735,938	Oracle Corp.	68,383,359
13,563	Progress Software Corp.	779,194
16,122	Roper Technologies, Inc.	7,104,804
50,095	Sapiens International Corp., N.V.	1,088,063
		270,058,028
	Technology Hardware, Storage & Peripherals – 13.1%
872,679	Apple, Inc.	143,904,767
202,084	Dell Technologies, Inc., Class C	8,125,798
1,023,959	Hewlett Packard Enterprise Co.	16,311,667
867,818	HP, Inc.	25,470,458
73,257	Logitech International S.A.	4,253,301
171,517	NetApp, Inc.	10,951,361
229,961	Seagate Technology Holdings PLC	15,205,021
243,601	Xerox Holdings Corp.	3,751,455
		227,973,828
	Wireless Telecommunication Services – 2.6%
422,505	America Movil S.A.B. de C.V., ADR (a)	8,893,730
1,324,111	Mobile TeleSystems PJSC, ADR (b) (c) (d)	0
673,095	Rogers Communications, Inc., Class B	31,204,684
507,151	Telephone and Data Systems, Inc.	5,330,157
		45,428,571
	Total Investments – 99.8%	1,730,524,216
	(Cost $1,551,683,672)
	Net Other Assets and Liabilities – 0.2%	3,264,281
	Net Assets – 100.0%	$1,733,788,497

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $0 or 0.0% of net assets.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(d)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Wireless Telecommunication Services	$ 45,428,571	$ 45,428,571	$ —	$— *
Other Industry Categories **	1,685,095,645	1,685,095,645	—	—
Total Investments	$ 1,730,524,216	$ 1,730,524,216	$—	$ —*

*	Investment is valued at $0.
**	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares/ Units	Description	Value
EXCHANGE-TRADED FUNDS – 21.0%
	Capital Markets – 21.0%
2,284,925	First Trust Tactical High Yield ETF (a)	$90,848,618
	(Cost $108,928,601)
MASTER LIMITED PARTNERSHIPS – 20.4%
	Energy Equipment & Services – 1.0%
211,557	USA Compression Partners, L.P.	4,470,200
	Industrial Conglomerates – 1.4%
120,703	Icahn Enterprises, L.P.	6,241,552
	Marine Transportation – 0.1%
11,952	Navios Maritime Partners, L.P.	288,282
	Oil, Gas & Consumable Fuels – 17.9%
178,880	Alliance Resource Partners, L.P.	3,608,009
300,857	Black Stone Minerals, L.P.	4,720,446
68,755	Cheniere Energy Partners, L.P.	3,253,487
171,899	Crestwood Equity Partners, L.P.	4,285,442
189,323	CrossAmerica Partners, L.P.	4,068,551
68,018	Delek Logistics Partners, L.P.	3,225,413
181,620	Dorchester Minerals, L.P.	5,501,270
259,610	Energy Transfer, L.P.	3,237,337
140,941	EnLink Midstream, LLC (b)	1,527,800
127,220	Enterprise Products Partners, L.P.	3,294,998
114,539	Global Partners, L.P.	3,553,000
179,201	Holly Energy Partners, L.P.	3,112,721
326,452	Kimbell Royalty Partners, L.P. (b)	4,971,864
64,114	Magellan Midstream Partners, L.P.	3,478,826
106,834	MPLX, L.P.	3,680,431
42,683	Natural Resource Partners, L.P.	2,228,053
267,087	NuStar Energy, L.P.	4,177,241
243,223	Plains All American Pipeline, L.P.	3,032,991
220,533	Plains GP Holdings, L.P., Class A (b)	2,893,393
66,392	Sunoco, L.P.	2,913,945
117,159	Viper Energy Partners, L.P. (b)	3,280,452
124,210	Western Midstream Partners, L.P.	3,275,418
		77,321,088
	Total Master Limited Partnerships	88,321,122
	(Cost $64,370,906)
REAL ESTATE INVESTMENT TRUSTS – 19.3%
	Diversified REITs – 1.3%
102,708	Essential Properties Realty Trust, Inc.	2,552,294
38,324	WP Carey, Inc.	2,968,194
		5,520,488
	Health Care REITs – 1.4%
113,819	Healthpeak Properties, Inc.	2,500,604
104,633	LTC Properties, Inc.	3,675,757
		6,176,361
	Hotel & Resort REITs – 0.7%
186,386	Apple Hospitality REIT, Inc.	2,892,711
	Mortgage REITs – 4.8%
428,953	Arbor Realty Trust, Inc.	4,928,670

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage REITs (Continued)
436,050	Ladder Capital Corp.	$4,120,672
642,053	Ready Capital Corp.	6,529,679
300,826	Starwood Property Trust, Inc.	5,321,612
		20,900,633
	Office REITs – 2.2%
50,366	Boston Properties, Inc.	2,725,808
89,936	Kilroy Realty Corp.	2,913,926
543,126	Piedmont Office Realty Trust, Inc., Class A	3,964,820
		9,604,554
	Retail REITs – 3.3%
115,366	Brixmor Property Group, Inc.	2,482,676
83,240	Getty Realty Corp.	2,999,137
63,709	National Retail Properties, Inc.	2,812,752
27,591	Simon Property Group, Inc.	3,089,364
145,926	Tanger Factory Outlet Centers, Inc.	2,864,528
		14,248,457
	Specialized REITs – 5.6%
19,350	Crown Castle, Inc.	2,589,804
119,285	EPR Properties	4,544,759
107,418	Four Corners Property Trust, Inc.	2,885,247
60,956	Gaming and Leisure Properties, Inc.	3,173,369
53,888	Iron Mountain, Inc.	2,851,214
28,149	Lamar Advertising Co., Class A	2,811,804
20,997	Life Storage, Inc.	2,752,497
82,081	VICI Properties, Inc.	2,677,482
		24,286,176
	Total Real Estate Investment Trusts	83,629,380
	(Cost $89,348,045)
COMMON STOCKS – 19.2%
	Banks – 5.3%
113,212	Brookline Bancorp, Inc.	1,188,726
422,821	Capitol Federal Financial, Inc.	2,845,585
27,906	Citigroup, Inc.	1,308,512
33,027	Citizens Financial Group, Inc.	1,003,030
47,285	Columbia Banking System, Inc.	1,012,845
50,180	First Hawaiian, Inc.	1,035,213
49,976	First Interstate BancSystem, Inc., Class A	1,492,283
122,804	Hope Bancorp, Inc.	1,205,935
96,600	Huntington Bancshares, Inc.	1,081,920
82,533	KeyCorp	1,033,313
277,564	New York Community Bancorp, Inc.	2,509,179
148,238	Northwest Bancshares, Inc.	1,783,303
45,588	Pacific Premier Bancorp, Inc.	1,095,024
63,458	Provident Financial Services, Inc.	1,217,125
44,219	Sandy Spring Bancorp, Inc.	1,148,810
31,856	Truist Financial Corp.	1,086,290
28,639	US Bancorp	1,032,436
		23,079,529
	Biotechnology – 0.3%
9,092	AbbVie, Inc.	1,448,992
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Capital Markets – 0.8%
47,638	Lazard Ltd., Class A	$1,577,294
97,942	Virtu Financial, Inc., Class A	1,851,104
		3,428,398
	Chemicals – 1.2%
29,864	Dow, Inc.	1,637,145
38,623	LyondellBasell Industries N.V., Class A	3,626,313
		5,263,458
	Consumer Staples Distribution & Retail – 0.4%
53,018	Walgreens Boots Alliance, Inc.	1,833,362
	Containers & Packaging – 0.4%
44,018	International Paper Co.	1,587,289
	Diversified Telecommunication Services – 1.0%
104,344	AT&T, Inc.	2,008,622
58,019	Verizon Communications, Inc.	2,256,359
		4,264,981
	Electric Utilities – 2.5%
25,134	ALLETE, Inc.	1,617,876
14,998	Duke Energy Corp.	1,446,857
22,523	Edison International	1,589,898
13,524	Entergy Corp.	1,457,076
42,494	OGE Energy Corp.	1,600,324
28,459	Portland General Electric Co.	1,391,360
23,077	Southern (The) Co.	1,605,698
		10,709,089
	Financial Services – 0.5%
185,346	Western Union (The) Co.	2,066,608
	Food Products – 0.3%
36,709	Kraft Heinz (The) Co.	1,419,537
	Gas Utilities – 0.3%
19,762	Spire, Inc.	1,386,107
	Household Durables – 0.4%
49,966	Leggett & Platt, Inc.	1,592,916
	Industrial Conglomerates – 0.4%
17,434	3M Co.	1,832,488
	Insurance – 0.9%
36,520	Fidelity National Financial, Inc.	1,275,644
16,734	Prudential Financial, Inc.	1,384,571
19,143	Safety Insurance Group, Inc.	1,426,536
		4,086,751
	IT Services – 0.4%
13,718	International Business Machines Corp.	1,798,293
	Leisure Products – 1.5%
31,150	Hasbro, Inc.	1,672,443
81,036	Sturm Ruger & Co., Inc.	4,654,708
		6,327,151

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities – 0.4%
27,313	Dominion Energy, Inc.	$1,527,070
	Oil, Gas & Consumable Fuels – 0.3%
13,945	Phillips 66	1,413,744
	Specialty Retail – 0.3%
9,843	Advance Auto Parts, Inc.	1,197,007
	Tobacco – 1.6%
63,722	Altria Group, Inc.	2,843,276
41,468	Universal Corp.	2,193,242
168,571	Vector Group Ltd.	2,024,538
		7,061,056
	Total Common Stocks	83,323,826
	(Cost $89,165,883)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 19.4%
	Banks – 2.2%
133,271	Citigroup, Inc., Series J (c)	7.13%	(d)	3,335,773
129,771	Citigroup, Inc., Series K (c)	6.88%	(d)	3,217,023
125,245	Wells Fargo & Co., Series R (c)	6.63%	(d)	3,043,454
				9,596,250
	Capital Markets – 1.5%
132,852	Morgan Stanley, Series E (c)	7.13%	(d)	3,334,585
130,229	Morgan Stanley, Series F (c)	6.88%	(d)	3,216,657
				6,551,242
	Diversified Telecommunication Services – 1.3%
202,744	Qwest Corp.	6.50%	09/01/56	2,891,129
200,135	Qwest Corp.	6.75%	06/15/57	2,972,005
				5,863,134
	Financial Services – 2.1%
123,289	Apollo Asset Management, Inc., Class A	6.38%	(d)	2,601,398
125,641	Apollo Asset Management, Inc., Series B	6.38%	(d)	2,814,358
129,491	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (e)	11.17%	10/30/40	3,695,673
				9,111,429
	Food Products – 0.9%
142,223	CHS, Inc., Series 1	7.88%	(d)	3,795,932
	Insurance – 0.6%
131,221	Axis Capital Holdings Ltd., Series E	5.50%	(d)	2,780,573
	Mortgage Real Estate Investment Trusts – 4.0%
142,125	AGNC Investment Corp., Series C, 3 Mo. LIBOR + 5.11% (e)	9.90%	(d)	3,342,780
156,332	AGNC Investment Corp., Series E (c)	6.50%	(d)	3,159,470
158,701	AGNC Investment Corp., Series F (c)	6.13%	(d)	3,096,256
193,873	Chimera Investment Corp., Series B (c)	8.00%	(d)	3,714,607
204,054	Two Harbors Investment Corp., Series B (c)	7.63%	(d)	4,158,620
				17,471,733
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Multi-Utilities – 0.7%
122,743	NiSource, Inc., Series B (c)	6.50%	(d)	$2,945,832
	Oil, Gas & Consumable Fuels – 2.6%
123,120	Enbridge, Inc., Series B (c)	6.38%	04/15/78	3,126,017
157,559	Energy Transfer L.P., Series E (c)	7.60%	(d)	3,809,776
164,613	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (e)	11.53%	01/15/43	4,164,709
				11,100,502
	Real Estate Management & Development – 2.4%
179,872	DigitalBridge Group, Inc., Class H	7.13%	(d)	3,381,594
178,845	DigitalBridge Group, Inc., Series I	7.15%	(d)	3,430,247
180,471	DigitalBridge Group, Inc., Series J	7.13%	(d)	3,389,245
				10,201,086
	Trading Companies & Distributors – 1.1%
170,899	WESCO International, Inc., Series A (c)	10.63%	(d)	4,633,072
	Total $25 Par Preferred Securities			84,050,785
	(Cost $93,689,482)

Total Investments – 99.3%	430,173,731
(Cost $445,502,917)
Net Other Assets and Liabilities – 0.7%	2,820,181
Net Assets – 100.0%	$432,993,912

(a)	Investment in an affiliated fund.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Perpetual maturity.
(e)	Floating rate security.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 90,848,618	$ 90,848,618	$ —	$ —
Master Limited Partnerships*	88,321,122	88,321,122	—	—
Real Estate Investment Trusts*	83,629,380	83,629,380	—	—
Common Stocks*	83,323,826	83,323,826	—	—
$25 Par Preferred Securities*	84,050,785	84,050,785	—	—
Total Investments	$ 430,173,731	$ 430,173,731	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.6%
	Aerospace & Defense – 1.3%
379,000	Singapore Technologies Engineering Ltd. (a)	$1,043,333
	Air Freight & Logistics – 1.3%
22,253	Deutsche Post AG (a)	1,042,234
	Automobile Components – 1.3%
87,800	Toyo Tire Corp. (a)	1,027,696
	Banks – 5.5%
7,896	Bank of Montreal	703,308
20,105	Bank of Nova Scotia (The)	1,012,614
23,875	Canadian Imperial Bank of Commerce	1,012,413
44,183	Canadian Western Bank	809,449
21,300	Sumitomo Mitsui Trust Holdings, Inc. (a)	731,782
		4,269,566
	Broadline Retail – 1.3%
7,501	Canadian Tire Corp., Ltd., Class A	978,876
	Building Products – 1.1%
53,000	Lixil Corp. (a)	874,811
	Capital Markets – 5.9%
102,333	IG Group Holdings PLC (a)	883,080
32,321	IGM Financial, Inc.	965,923
64,900	JAFCO Group Co., Ltd. (a)	929,594
50,900	SBI Holdings, Inc. (a)	1,010,866
143,813	Schroders PLC (a)	820,088
		4,609,551
	Chemicals – 2.8%
24,187	BASF SE (a)	1,269,786
59,100	Mitsubishi Gas Chemical Co., Inc. (a)	879,398
		2,149,184
	Construction & Engineering – 3.8%
37,294	Bouygues S.A. (a)	1,257,781
44,400	COMSYS Holdings Corp. (a)	820,032
48,700	EXEO Group, Inc. (a)	881,509
		2,959,322
	Construction Materials – 1.3%
15,199	Holcim AG (a)	980,204
	Containers & Packaging – 1.5%
82,100	Toyo Seikan Group Holdings Ltd. (a)	1,134,567
Shares	Description	Value

	Diversified Telecommunication Services – 3.7%
23,712	BCE, Inc.	$1,062,171
1,398	Swisscom AG (a)	892,165
45,199	TELUS Corp.	897,291
		2,851,627
	Electric Utilities – 5.3%
205,114	CK Infrastructure Holdings Ltd. (a)	1,116,000
23,551	Emera, Inc.	967,482
220,407	Power Assets Holdings Ltd. (a)	1,182,444
102,739	Terna-Rete Elettrica Nazionale S.p.A. (a)	843,219
		4,109,145
	Food Products – 1.0%
107,232	Orkla ASA (a)	760,544
	Gas Utilities – 3.1%
128,595	APA Group (a)	873,573
588,183	China Gas Holdings Ltd. (a)	828,124
190,092	China Resources Gas Group Ltd. (a)	699,236
		2,400,933
	Household Durables – 2.6%
44,600	Sekisui House Ltd. (a)	909,003
55,600	Sumitomo Forestry Co., Ltd. (a)	1,104,517
		2,013,520
	Independent Power & Renewable Electricity Producers – 1.0%
26,525	Capital Power Corp.	817,241
	Industrial Conglomerates – 1.1%
14,821	DCC PLC (a)	863,936
	Insurance – 13.3%
3,964	Allianz SE (a)	915,034
5,307	Baloise Holding AG (a)	826,387
40,821	Great-West Lifeco, Inc.	1,081,915
7,210	Helvetia Holding AG (a)	1,004,991
418,653	Legal & General Group PLC (a)	1,238,212
48,011	Manulife Financial Corp.	881,001
26,100	MS&AD Insurance Group Holdings, Inc. (a)	808,862
123,143	Ping An Insurance Group Co. of China Ltd., Class H (a)	796,638
39,424	Power Corp. of Canada	1,007,551
1,580	Swiss Life Holding AG (a)	975,029
1,673	Zurich Insurance Group AG (a)	801,699
		10,337,319

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining – 1.0%
33,400	Mitsui Mining & Smelting Co., Ltd. (a)	$812,584
	Multi-Utilities – 3.0%
940,207	A2A S.p.A. (a)	1,500,395
30,578	Canadian Utilities Ltd., Class A	852,066
		2,352,461
	Oil, Gas & Consumable Fuels – 5.1%
255,600	ENEOS Holdings, Inc. (a)	896,775
49,809	Keyera Corp.	1,090,528
28,121	Pembina Pipeline Corp.	910,941
27,521	TC Energy Corp.	1,070,499
		3,968,743
	Pharmaceuticals – 1.1%
25,600	Takeda Pharmaceutical Co., Ltd. (a)	840,795
	Professional Services – 2.0%
42,266	Adecco Group AG (a)	1,539,541
	Real Estate Management & Development – 9.7%
326,567	Henderson Land Development Co., Ltd. (a)	1,129,855
186,800	Hongkong Land Holdings Ltd. (a)	821,820
434,107	Longfor Group Holdings Ltd. (a) (b) (c)	1,224,341
581,098	New World Development Co., Ltd. (a)	1,557,693
824,871	Sino Land Co., Ltd. (a)	1,115,491
60,934	Sun Hung Kai Properties Ltd. (a)	853,661
319,106	Swire Properties Ltd. (a)	821,284
		7,524,145
	Semiconductors & Semiconductor Equipment – 1.5%
359,400	Vanguard International Semiconductor Corp. (a)	1,149,724
	Specialty Retail – 1.5%
42,246	JB Hi-Fi Ltd. (a)	1,205,673
	Technology Hardware, Storage & Peripherals – 1.9%
1,399,764	Lenovo Group Ltd. (a)	1,516,525
	Tobacco – 2.5%
32,235	British American Tobacco PLC (a)	1,129,979
12,833	KT&G Corp. (a)	824,751
		1,954,730
Shares	Description	Value

	Trading Companies & Distributors – 1.4%
42,094	Russel Metals, Inc.	$1,069,247
	Water Utilities – 2.7%
1,254,817	Guangdong Investment Ltd. (a)	1,283,645
63,932	United Utilities Group PLC (a)	836,708
		2,120,353
	Total Common Stocks	71,278,130
	(Cost $74,080,745)
REAL ESTATE INVESTMENT TRUSTS – 6.1%
	Health Care REITs – 1.3%
766,590	Primary Health Properties PLC (a)	960,044
	Office REITs – 1.3%
56,522	Allied Properties Real Estate Investment Trust	1,018,776
	Retail REITs – 3.5%
1,067	Japan Metropolitan Fund Investment Corp. (a)	779,180
125,090	Link REIT (a)	804,358
58,445	SmartCentres Real Estate Investment Trust	1,149,008
		2,732,546
	Total Real Estate Investment Trusts	4,711,366
	(Cost $5,818,993)
	Total Investments – 97.7%	75,989,496
	(Cost $79,899,738)
	Net Other Assets and Liabilities – 2.3%	1,785,798
	Net Assets – 100.0%	$77,775,294

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $56,631,196 or 72.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Currency Exposure Diversification	% of Total Investments
Canadian Dollar	25.5%
Hong Kong Dollar	19.7
Japanese Yen	19.0
Swiss Franc	9.2
Euro	9.0
British Pound Sterling	8.8
Australian Dollar	2.7
New Taiwan Dollar	1.5
Singapore Dollar	1.4
South Korean Won	1.1
United States Dollar	1.1
Norwegian Krone	1.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 4,269,566	$ 3,537,784	$ 731,782	$ —
Broadline Retail	978,876	978,876	—	—
Capital Markets	4,609,551	965,923	3,643,628	—
Diversified Telecommunication Services	2,851,627	1,959,462	892,165	—
Electric Utilities	4,109,145	967,482	3,141,663	—
Independent Power & Renewable Electricity Producers	817,241	817,241	—	—
Insurance	10,337,319	2,970,467	7,366,852	—
Multi-Utilities	2,352,461	852,066	1,500,395	—
Oil, Gas & Consumable Fuels	3,968,743	3,071,968	896,775	—
Trading Companies & Distributors	1,069,247	1,069,247	—	—
Other Industry Categories*	35,914,354	—	35,914,354	—
Real Estate Investment Trusts:
Health Care REITs	960,044	—	960,044	—
Office REITs	1,018,776	1,018,776	—	—
Retail REITs	2,732,546	1,149,008	1,583,538	—
Total Investments	$ 75,989,496	$ 19,358,300	$ 56,631,196	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.4%
	Aerospace & Defense – 1.3%
2,504	Boeing (The) Co. (a)	$531,925
2,551	HEICO Corp., Class A	346,681
1,124	Lockheed Martin Corp.	531,348
7,016	Raytheon Technologies Corp.	687,077
		2,097,031
	Air Freight & Logistics – 0.4%
3,403	United Parcel Service, Inc., Class B	660,148
	Automobiles – 2.0%
997	Ferrari N.V.	270,127
12,771	Stellantis N.V.	232,304
12,771	Tesla, Inc. (a)	2,649,472
		3,151,903
	Banks – 4.6%
32,968	Bank of America Corp.	942,885
8,973	Citigroup, Inc.	420,744
7,703	Commerce Bancshares, Inc.	449,470
10,368	First Hawaiian, Inc.	213,892
16,887	FNB Corp.	195,889
18,454	Fulton Financial Corp.	255,034
7,415	HDFC Bank, Ltd., ADR	494,358
4,198	Independent Bank Corp.	275,473
13,650	JPMorgan Chase & Co. (b)	1,778,731
7,696	Royal Bank of Canada	735,584
7,256	Texas Capital Bancshares, Inc. (a)	355,254
53,770	Valley National Bancorp	496,835
18,217	Wells Fargo & Co.	680,951
		7,295,100
	Beverages – 2.5%
8,586	Anheuser-Busch InBev S.A., ADR	572,944
18,645	Coca-Cola (The) Co.	1,156,549
15,964	Coca-Cola Europacific Partners PLC	944,909
6,742	PepsiCo, Inc.	1,229,067
		3,903,469
	Biotechnology – 1.7%
8,434	AbbVie, Inc. (b)	1,344,127
11,791	Agios Pharmaceuticals, Inc. (a)	270,839
2,608	Amgen, Inc.	630,484
6,133	Gilead Sciences, Inc.	508,855
		2,754,305
	Broadline Retail – 2.7%
41,527	Amazon.com, Inc. (a) (b)	4,289,324
	Capital Markets – 2.6%
9,505	Artisan Partners Asset Management, Inc., Class A	303,970
730	BlackRock, Inc.	488,458
7,541	Charles Schwab (The) Corp.	394,998
1,840	Evercore, Inc., Class A	212,299
1,631	Goldman Sachs Group (The), Inc.	533,516
22,794	Jefferies Financial Group, Inc.	723,481
11,164	Moelis & Co., Class A	429,144
6,191	Morgan Stanley	543,570

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
1,577	S&P Global, Inc.	$543,702
		4,173,138
	Chemicals – 1.7%
9,045	Avient Corp.	372,292
13,796	Axalta Coating Systems Ltd. (a)	417,881
8,227	Huntsman Corp.	225,091
2,209	Linde PLC	785,167
1,024	NewMarket Corp.	373,740
16,108	Valvoline, Inc.	562,813
		2,736,984
	Communications Equipment – 0.8%
19,459	Cisco Systems, Inc.	1,017,219
22,596	Viavi Solutions, Inc. (a)	244,715
		1,261,934
	Construction Materials – 0.2%
2,195	Eagle Materials, Inc.	322,116
	Consumer Finance – 1.2%
14,189	Ally Financial, Inc.	361,678
2,757	American Express Co.	454,767
18,344	Navient Corp.	293,320
20,089	OneMain Holdings, Inc.	744,900
		1,854,665
	Consumer Staples Distribution & Retail – 1.6%
2,157	Costco Wholesale Corp.	1,071,749
10,314	US Foods Holding Corp. (a)	380,999
6,873	Walmart, Inc.	1,013,424
		2,466,172
	Containers & Packaging – 1.7%
6,699	Berry Global Group, Inc.	394,571
19,628	Crown Holdings, Inc. (b)	1,623,432
9,844	Graphic Packaging Holding Co.	250,924
5,940	Sonoco Products Co. (b)	362,340
		2,631,267
	Diversified Consumer Services – 0.5%
8,386	Frontdoor, Inc. (a)	233,802
4,186	Grand Canyon Education, Inc. (a)	476,785
		710,587
	Diversified Telecommunication Services – 1.4%
35,295	AT&T, Inc. (b)	679,429
3,950	Iridium Communications, Inc.	244,623
21,737	Liberty Global PLC, Class C (a)	443,000
20,513	Verizon Communications, Inc.	797,751
		2,164,803
	Electric Utilities – 1.1%
7,289	Hawaiian Electric Industries, Inc.	279,898
4,564	IDACORP, Inc.	494,418
9,379	NextEra Energy, Inc.	722,933
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
3,317	Otter Tail Corp.	$239,720
		1,736,969
	Electrical Equipment – 0.2%
1,949	Acuity Brands, Inc.	356,141
	Electronic Equipment, Instruments & Components – 0.2%
2,784	Belden, Inc.	241,568
	Energy Equipment & Services – 0.4%
49,101	TechnipFMC PLC (a)	670,229
	Entertainment – 1.0%
2,123	Netflix, Inc. (a)	733,454
8,585	Walt Disney (The) Co. (a)	859,616
		1,593,070
	Financial Services – 4.9%
8,335	Berkshire Hathaway, Inc., Class B (a) (b)	2,573,598
40,047	Equitable Holdings, Inc.	1,016,793
3,942	Mastercard, Inc., Class A (b)	1,432,562
7,654	Visa, Inc., Class A (b)	1,725,671
11,534	Voya Financial, Inc.	824,220
2,783	Walker & Dunlop, Inc.	211,981
		7,784,825
	Food Products – 1.5%
6,436	Cal-Maine Foods, Inc. (b)	391,888
29,787	Flowers Foods, Inc.	816,462
4,860	Ingredion, Inc.	494,408
6,570	Mondelez International, Inc., Class A	458,060
5,370	TreeHouse Foods, Inc. (a)	270,809
		2,431,627
	Gas Utilities – 0.5%
9,803	ONE Gas, Inc.	776,692
	Ground Transportation – 0.4%
2,752	Union Pacific Corp.	553,868
	Health Care Equipment & Supplies – 1.9%
8,241	Abbott Laboratories	834,484
6,221	Enovis Corp. (a)	332,761
14,265	Envista Holdings Corp. (a)	583,153
2,293	GE HealthCare Technologies, Inc. (a)	188,095
6,508	Medtronic PLC	524,675
1,590	Stryker Corp.	453,897
		2,917,065
	Health Care Providers & Services – 3.0%
1,007	Chemed Corp.	541,514
1,520	Cigna (The) Group	388,406
6,512	CVS Health Corp. (b)	483,907
1,154	Elevance Health, Inc.	530,621
5,260	Encompass Health Corp.	284,566
11,758	Premier, Inc., Class A	380,606
4,594	UnitedHealth Group, Inc.	2,171,078
		4,780,698

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure – 1.4%
171	Booking Holdings, Inc. (a)	$453,562
11,529	International Game Technology PLC	308,977
3,472	McDonald’s Corp.	970,806
5,287	Starbucks Corp.	550,536
		2,283,881
	Household Durables – 0.5%
7,079	Leggett & Platt, Inc.	225,679
8,335	Toll Brothers, Inc.	500,350
		726,029
	Household Products – 1.1%
11,357	Procter & Gamble (The) Co. (b)	1,688,672
	Independent Power & Renewable Electricity Producers – 0.2%
8,354	Atlantica Sustainable Infrastructure PLC	246,944
	Industrial Conglomerates – 0.7%
4,955	General Electric Co.	473,698
3,167	Honeywell International, Inc.	605,277
		1,078,975
	Insurance – 1.2%
2,019	Chubb Ltd.	392,049
7,113	First American Financial Corp.	395,910
3,115	Hanover Insurance Group (The), Inc.	400,277
1,203	Kinsale Capital Group, Inc.	361,080
2,084	RenaissanceRe Holdings Ltd.	417,509
		1,966,825
	Interactive Media & Services – 4.7%
27,031	Alphabet, Inc., Class A (a)	2,803,925
23,911	Alphabet, Inc., Class C (a)	2,486,744
9,639	Meta Platforms, Inc., Class A (a)	2,042,890
		7,333,559
	IT Services – 1.2%
3,006	Accenture PLC, Class A	859,145
5,595	Amdocs Ltd.	537,288
4,373	International Business Machines Corp.	573,256
		1,969,689
	Life Sciences Tools & Services – 1.3%
3,157	Bruker Corp.	248,898
3,152	Danaher Corp.	794,430
1,853	Thermo Fisher Scientific, Inc.	1,068,014
		2,111,342
	Machinery – 1.2%
11,456	Allison Transmission Holdings, Inc.	518,269
2,347	Caterpillar, Inc.	537,088
1,281	Deere & Co.	528,899
4,883	Graco, Inc.	356,508
		1,940,764
	Marine Transportation – 0.2%
5,875	Matson, Inc.	350,561
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media – 0.7%
20,912	Comcast Corp., Class A	$792,774
1,411	Nexstar Media Group, Inc.	243,623
		1,036,397
	Metals & Mining – 0.4%
7,262	Southern Copper Corp.	553,727
	Oil, Gas & Consumable Fuels – 3.7%
7,344	Arch Resources, Inc.	965,442
8,347	Chevron Corp. (b)	1,361,897
5,780	ConocoPhillips	573,434
19,075	Exxon Mobil Corp. (b)	2,091,764
7,300	Murphy Oil Corp.	269,954
6,476	Ovintiv, Inc.	233,654
4,552	PDC Energy, Inc.	292,147
		5,788,292
	Passenger Airlines – 0.2%
48,752	JetBlue Airways Corp. (a)	354,915
	Personal Care Products – 2.0%
7,659	BellRing Brands, Inc. (a)	260,406
61,984	Coty, Inc., Class A (a)	747,527
40,161	Unilever PLC, ADR	2,085,561
		3,093,494
	Pharmaceuticals – 5.9%
95,609	Bausch Health Cos., Inc. (a)	774,433
10,480	Bristol-Myers Squibb Co.	726,369
3,872	Eli Lilly & Co. (b)	1,329,722
12,722	Johnson & Johnson (b)	1,971,910
12,080	Merck & Co., Inc. (b)	1,285,191
11,330	Novo Nordisk A/S, ADR (b)	1,803,056
27,559	Pfizer, Inc.	1,124,407
8,346	Royalty Pharma PLC, Class A	300,707
		9,315,795
	Professional Services – 0.4%
1,971	Automatic Data Processing, Inc.	438,804
5,438	Genpact Ltd.	251,344
		690,148
	Semiconductors & Semiconductor Equipment – 5.3%
7,284	Advanced Micro Devices, Inc. (a)	713,905
2,446	Analog Devices, Inc.	482,400
3,891	Applied Materials, Inc.	477,932
1,778	Broadcom, Inc.	1,140,658
18,872	Intel Corp.	616,548
11,548	NVIDIA Corp.	3,207,688
5,471	QUALCOMM, Inc.	697,990
1,367	Silicon Laboratories, Inc. (a)	239,348
4,266	Texas Instruments, Inc.	793,519
		8,369,988
	Software – 9.5%
2,086	Adobe, Inc. (a)	803,882
4,788	Check Point Software Technologies Ltd. (a)	622,440

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
4,062	CommVault Systems, Inc. (a)	$230,478
2,880	Dolby Laboratories, Inc., Class A	246,010
21,421	Dropbox, Inc., Class A (a)	463,122
1,368	Intuit, Inc.	609,895
34,789	Microsoft Corp. (b)	10,029,669
7,300	Oracle Corp.	678,316
4,119	Salesforce, Inc. (a)	822,894
916	ServiceNow, Inc. (a)	425,683
		14,932,389
	Specialty Retail – 1.7%
6,401	Buckle (The), Inc.	228,452
4,938	Home Depot (The), Inc. (b)	1,457,303
2,983	Lowe’s Cos., Inc.	596,510
5,548	TJX (The) Cos., Inc.	434,741
		2,717,006
	Technology Hardware, Storage & Peripherals – 8.3%
68,633	Apple, Inc.	11,317,582
32,645	Dell Technologies, Inc., Class C	1,312,655
27,455	Xerox Holdings Corp.	422,807
		13,053,044
	Textiles, Apparel & Luxury Goods – 0.8%
3,290	Carter’s, Inc.	236,617
6,856	Kontoor Brands, Inc.	331,762
6,007	NIKE, Inc., Class B	736,698
		1,305,077
	Tobacco – 0.5%
7,440	Philip Morris International, Inc.	723,540
	Trading Companies & Distributors – 1.1%
4,569	Beacon Roofing Supply, Inc. (a)	268,886
3,238	Ferguson PLC	433,082
3,082	SiteOne Landscape Supply, Inc. (a)	421,833
9,063	Triton International Ltd.	572,963
		1,696,764
	Water Utilities – 0.2%
3,639	American States Water Co.	323,471
	Total Common Stocks	151,966,986
	(Cost $148,189,734)
REAL ESTATE INVESTMENT TRUSTS – 3.8%
	Health Care REITs – 0.2%
5,313	National Health Investors, Inc.	274,044
	Hotel & Resort REITs – 0.1%
14,261	Apple Hospitality REIT, Inc.	221,331
	Industrial REITs – 0.3%
4,273	Prologis, Inc.	533,142
	Mortgage Real Estate Investment Trusts – 2.2%
223,914	AGNC Investment Corp. (b)	2,257,053
39,253	Chimera Investment Corp.	221,387
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
79,023	Rithm Capital Corp.	$632,184
23,930	Two Harbors Investment Corp.	352,010
		3,462,634
	Office REITs – 0.6%
13,401	Corporate Office Properties Trust	317,738
25,977	Equity Commonwealth	537,983
		855,721
	Retail REITs – 0.1%
19,831	Macerich (The) Co.	210,209
	Specialized REITs – 0.3%
2,240	American Tower Corp.	457,722
	Total Real Estate Investment Trusts	6,014,803
	(Cost $6,241,523)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 0.8%
	Oil, Gas & Consumable Fuels – 0.8%
27,648	Energy Transfer, L.P.	344,771
6,691	Magellan Midstream Partners, L.P.	363,054
16,299	MPLX, L.P.	561,500
	Total Master Limited Partnerships	1,269,325
	(Cost $1,209,677)
	Total Investments – 101.0%	159,251,114
	(Cost $155,640,934)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (2.8)%
(37)	S&P 500® Index	$(15,204,447)	$3,925.00	04/21/23	(726,051)
(47)	S&P 500® Index	(19,313,757)	3,975.00	04/21/23	(754,303)
(75)	S&P 500® Index	(30,819,825)	4,000.00	04/21/23	(1,079,250)
(35)	S&P 500® Index	(14,382,585)	4,025.00	04/21/23	(400,225)
(10)	S&P 500® Index	(4,109,310)	4,050.00	04/21/23	(95,890)
(37)	S&P 500® Index	(15,204,447)	3,950.00	05/19/23	(803,048)
(30)	S&P 500® Index	(12,327,930)	4,000.00	05/19/23	(563,700)
	Total Call Options Written				(4,422,467)
	(Premiums received $2,341,683)

Net Other Assets and Liabilities – 1.8%	2,784,619
Net Assets – 100.0%	$157,613,266

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At March 31, 2023, the segregated value of these securities amounts to $15,595,351.

ADR	American Depositary Receipt

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 151,966,986	$ 151,966,986	$ —	$ —
Real Estate Investment Trusts*	6,014,803	6,014,803	—	—
Master Limited Partnerships*	1,269,325	1,269,325	—	—
Total Investments	$ 159,251,114	$ 159,251,114	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (4,422,467)	$ (4,422,467)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 101.9%
	Air Freight & Logistics – 0.3%
721	Expeditors International of Washington, Inc.	$79,397
	Automobiles – 2.7%
3,921	Tesla, Inc. (a)	813,451
	Banks – 0.4%
537	JPMorgan Chase & Co.	69,976
6,554	Valley National Bancorp	60,559
		130,535
	Beverages – 3.6%
1,706	Coca-Cola Europacific Partners PLC	100,978
5,386	PepsiCo, Inc.	981,868
		1,082,846
	Biotechnology – 1.3%
948	AbbVie, Inc.	151,083
354	BeiGene Ltd., ADR (a)	76,298
747	BioMarin Pharmaceutical, Inc. (a)	72,638
2,029	Genmab A/S, ADR (a)	76,615
		376,634
	Broadline Retail – 3.4%
9,363	Amazon.com, Inc. (a) (b)	967,104
632	Etsy, Inc. (a)	70,361
		1,037,465
	Capital Markets – 3.2%
16,379	BGC Partners, Inc., Class A	85,662
971	Charles Schwab (The) Corp.	50,861
922	CME Group, Inc.	176,581
265	Moody’s Corp.	81,095
2,743	Nasdaq, Inc.	149,960
826	Northern Trust Corp.	72,795
293	S&P Global, Inc.	101,018
1,413	T. Rowe Price Group, Inc.	159,528
1,086	Tradeweb Markets, Inc., Class A	85,816
		963,316
	Chemicals – 0.5%
221	Linde PLC	78,552
346	Sherwin-Williams (The) Co.	77,771
		156,323
	Communications Equipment – 2.1%
10,576	Cisco Systems, Inc.	552,860
545	F5, Inc. (a)	79,401
		632,261
	Consumer Finance – 0.2%
11,871	SoFi Technologies, Inc. (a)	72,057
	Consumer Staples Distribution & Retail – 2.9%
365	Casey’s General Stores, Inc.	79,008
1,184	Costco Wholesale Corp. (b)	588,294
358	Dollar General Corp.	75,345

See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail (Continued)
838	Target Corp.	$138,798
		881,445
	Distributors – 0.3%
263	Pool Corp.	90,062
	Diversified Consumer Services – 0.4%
852	Duolingo, Inc. (a)	121,487
	Electric Utilities – 1.8%
3,518	Alliant Energy Corp.	187,861
798	Duke Energy Corp.	76,983
1,524	Evergy, Inc.	93,147
1,434	NextEra Energy, Inc.	110,533
1,189	Southern (The) Co.	82,730
		551,254
	Electronic Equipment, Instruments & Components – 1.0%
798	CDW Corp.	155,522
1,486	Trimble, Inc. (a)	77,896
259	Zebra Technologies Corp., Class A (a)	82,362
		315,780
	Entertainment – 2.0%
1,242	Netflix, Inc. (a) (b)	429,086
697	Take-Two Interactive Software, Inc. (a)	83,152
773	Walt Disney (The) Co. (a)	77,401
		589,639
	Financial Services – 0.3%
540	Jack Henry & Associates, Inc.	81,389
	Ground Transportation – 0.3%
580	JB Hunt Transport Services, Inc.	101,767
	Health Care Equipment & Supplies – 1.9%
2,266	Abbott Laboratories	229,455
2,223	DENTSPLY SIRONA, Inc.	87,319
990	Edwards Lifesciences Corp. (a)	81,903
1,014	GE HealthCare Technologies, Inc. (a)	83,178
457	Masimo Corp. (a)	84,335
		566,190
	Health Care Providers & Services – 0.5%
902	CVS Health Corp.	67,028
206	UnitedHealth Group, Inc.	97,353
		164,381
	Health Care Technology – 0.3%
4,260	Certara, Inc. (a)	102,709
	Hotels, Restaurants & Leisure – 1.2%
770	Expedia Group, Inc. (a)	74,713
2,801	Starbucks Corp.	291,668
		366,381
	Household Products – 0.3%
1,048	Colgate-Palmolive Co.	78,757
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance – 0.3%
328	Willis Towers Watson PLC	$76,221
	Interactive Media & Services – 6.8%
5,939	Alphabet, Inc., Class A (a)	616,052
5,922	Alphabet, Inc., Class C (a) (b)	615,888
3,485	Meta Platforms, Inc., Class A (a)	738,611
950	Ziff Davis, Inc. (a)	74,148
		2,044,699
	IT Services – 2.7%
942	Accenture PLC, Class A	269,233
1,857	Akamai Technologies, Inc. (a)	145,403
833	Amdocs Ltd.	79,993
245	EPAM Systems, Inc. (a)	73,255
586	International Business Machines Corp.	76,819
370	MongoDB, Inc. (a)	86,254
1,095	Perficient, Inc. (a)	79,048
		810,005
	Life Sciences Tools & Services – 1.8%
538	Agilent Technologies, Inc.	74,427
1,056	Bio-Techne Corp.	78,344
1,108	Bruker Corp.	87,355
435	Danaher Corp.	109,637
438	Repligen Corp. (a)	73,742
186	Thermo Fisher Scientific, Inc.	107,205
		530,710
	Machinery – 0.5%
183	Deere & Co.	75,557
348	Nordson Corp.	77,347
		152,904
	Media – 1.8%
10,336	Comcast Corp., Class A	391,838
867	Liberty Broadband Corp., Class C (a)	70,834
2,044	TechTarget, Inc. (a)	73,829
		536,501
	Multi-Utilities – 0.3%
1,363	Dominion Energy, Inc.	76,205
	Passenger Airlines – 0.3%
830	Ryanair Holdings PLC, ADR (a)	78,261
	Personal Care Products – 0.3%
354	Estee Lauder (The) Cos., Inc., Class A	87,247
	Pharmaceuticals – 2.7%
428	Eli Lilly & Co.	146,984
1,114	Johnson & Johnson	172,670
1,255	Merck & Co., Inc.	133,519
2,607	Pfizer, Inc.	106,366
2,116	Royalty Pharma PLC, Class A	76,239
970	Zoetis, Inc.	161,447
		797,225

See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services – 0.7%
743	Exponent, Inc.	$74,070
1,446	SS&C Technologies Holdings, Inc.	81,655
1,605	TTEC Holdings, Inc.	59,754
		215,479
	Real Estate Management & Development – 0.2%
660	Colliers International Group, Inc.	69,663
	Semiconductors & Semiconductor Equipment – 15.0%
3,747	Advanced Micro Devices, Inc. (a)	367,243
1,780	Allegro MicroSystems, Inc. (a)	85,422
832	Ambarella, Inc. (a)	64,413
3,924	Applied Materials, Inc. (b)	481,985
1,069	Broadcom, Inc. (b)	685,806
906	Entegris, Inc.	74,301
825	MKS Instruments, Inc.	73,112
186	Monolithic Power Systems, Inc.	93,100
4,683	NVIDIA Corp.	1,300,797
983	ON Semiconductor Corp. (a)	80,921
758	Qorvo, Inc. (a)	76,990
2,602	QUALCOMM, Inc.	331,963
435	Silicon Laboratories, Inc. (a)	76,164
646	SiTime Corp. (a)	91,881
645	Synaptics, Inc. (a)	71,692
757	Teradyne, Inc.	81,385
2,577	Texas Instruments, Inc. (b)	479,348
		4,516,523
	Software – 18.7%
2,934	ACI Worldwide, Inc. (a)	79,159
1,246	Adobe, Inc. (a) (b)	480,171
1,507	Alarm.com Holdings, Inc. (a)	75,772
5,754	Amplitude, Inc., Class A (a)	71,580
359	Aspen Technology, Inc. (a)	82,164
1,950	Bentley Systems, Inc., Class B	83,830
2,450	Braze, Inc., Class A (a)	84,696
616	Check Point Software Technologies Ltd. (a)	80,080
1,290	CommVault Systems, Inc. (a)	73,195
1,036	Descartes Systems Group (The), Inc. (a)	83,512
3,817	Gen Digital, Inc.	65,500
1,748	Gitlab, Inc., Class A (a)	59,939
3,573	Jamf Holding Corp. (a)	69,388
11,533	Microsoft Corp. (b)	3,324,964
483	Monday.com Ltd. (a)	68,948
2,804	nCino, Inc. (a)	69,483
1,651	Oracle Corp.	153,411
1,729	Pegasystems, Inc.	83,822
608	PTC, Inc. (a)	77,964
708	Salesforce, Inc. (a)	141,444
178	ServiceNow, Inc. (a)	82,720
523	SPS Commerce, Inc. (a)	79,653
236	Tyler Technologies, Inc. (a)	83,695
2,782	Varonis Systems, Inc. (a)	72,360
		5,627,450
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail – 2.4%
375	Five Below, Inc. (a)	$77,239
949	Home Depot (The), Inc.	280,069
376	Lowe’s Cos., Inc.	75,189
1,099	TJX (The) Cos., Inc.	86,117
572	Tractor Supply Co.	134,443
147	Ulta Beauty, Inc. (a)	80,213
		733,270
	Technology Hardware, Storage & Peripherals – 13.9%
24,399	Apple, Inc.	4,023,395
1,177	NetApp, Inc.	75,152
1,400	Seagate Technology Holdings PLC	92,568
		4,191,115
	Textiles, Apparel & Luxury Goods – 0.6%
621	Crocs, Inc. (a)	78,519
716	NIKE, Inc., Class B	87,810
		166,329
	Tobacco – 0.3%
782	Philip Morris International, Inc.	76,049
	Trading Companies & Distributors – 0.1%
2,494	Xometry, Inc., Class A (a)	37,335
	Wireless Telecommunication Services – 1.6%
3,288	T-Mobile US, Inc. (a)	476,234
	Total Common Stocks	30,654,951
	(Cost $28,827,569)
REAL ESTATE INVESTMENT TRUSTS – 2.1%
	Specialized REITs – 2.1%
780	American Tower Corp.	159,385
921	Crown Castle, Inc.	123,267
379	Equinix, Inc.	273,274
297	SBA Communications Corp.	77,538
	Total Real Estate Investment Trusts	633,464
	(Cost $612,608)
	Total Investments – 104.0%	31,288,415
	(Cost $29,440,177)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (5.3)%
(7)	Nasdaq-100 Index®	$(9,226,945)	$12,250.00	04/21/23	(655,053)
(6)	Nasdaq-100 Index®	(7,908,810)	12,500.00	04/21/23	(459,624)
(4)	Nasdaq-100 Index®	(5,272,540)	12,750.00	04/21/23	(205,340)
(4)	Nasdaq-100 Index®	(5,272,540)	12,750.00	05/19/23	(262,240)
	Total Call Options Written				(1,582,257)
	(Premiums received $759,410)
Net Other Assets and Liabilities – 1.3%	366,341
Net Assets – 100.0%	$30,072,499

See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At March 31, 2023, the segregated value of these securities amounts to $4,930,600.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 30,654,951	$ 30,654,951	$ —	$ —
Real Estate Investment Trusts*	633,464	633,464	—	—
Total Investments	$ 31,288,415	$ 31,288,415	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,582,257)	$ (1,582,257)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Banks – 15.7%
5,307,007	Bank of America Corp.	$151,780,400
4,779,604	Citizens Financial Group, Inc.	145,156,574
3,383,777	Comerica, Inc.	146,923,597
14,264,849	Huntington Bancshares, Inc.	159,766,309
1,172,093	JPMorgan Chase & Co.	152,735,439
1,192,194	PNC Financial Services Group (The), Inc.	151,527,857
2,900,651	Popular, Inc.	166,526,374
8,244,713	Regions Financial Corp.	153,021,873
		1,227,438,423
	Capital Markets – 4.0%
485,928	Goldman Sachs Group (The), Inc.	158,951,908
1,752,180	Morgan Stanley	153,841,404
		312,793,312
	Chemicals – 1.9%
2,079,499	CF Industries Holdings, Inc.	150,742,883
	Communications Equipment – 2.0%
2,938,795	Cisco Systems, Inc.	153,625,509
	Consumer Finance – 8.0%
942,361	American Express Co.	155,442,447
1,644,171	Capital One Financial Corp.	158,103,483
1,599,070	Discover Financial Services	158,052,079
5,177,191	Synchrony Financial	150,552,714
		622,150,723
	Financial Services – 8.0%
6,287,266	Equitable Holdings, Inc.	159,633,684
421,834	Mastercard, Inc., Class A	153,298,694
11,904,592	MGIC Investment Corp.	159,759,625
678,497	Visa, Inc., Class A	152,973,933
		625,665,936
	Food Products – 2.0%
1,986,246	Archer-Daniels-Midland Co.	158,224,356
	Health Care Equipment & Supplies – 2.0%
1,520,830	Abbott Laboratories	153,999,246
	Health Care Providers & Services – 3.7%
318,452	Elevance Health, Inc.	146,427,414
297,644	Humana, Inc.	144,494,256
		290,921,670
	Household Durables – 1.9%
1,424,688	Lennar Corp., Class A	149,748,956
	Insurance – 4.0%
2,406,564	Aflac, Inc.	155,271,509
Shares	Description	Value

	Insurance (Continued)
2,107,429	Principal Financial Group, Inc.	$156,624,124
		311,895,633
	IT Services – 4.1%
589,994	Accenture PLC, Class A	168,626,185
2,552,321	Cognizant Technology Solutions Corp., Class A	155,512,919
		324,139,104
	Machinery – 4.0%
2,092,768	Mueller Industries, Inc.	153,776,593
636,481	Snap-on, Inc.	157,140,794
		310,917,387
	Media – 4.2%
4,372,911	Interpublic Group of (The) Cos., Inc.	162,847,205
1,710,499	Omnicom Group, Inc.	161,368,476
		324,215,681
	Metals & Mining – 8.2%
4,071,153	Freeport-McMoRan, Inc.	166,550,869
1,023,444	Nucor Corp.	158,091,395
613,352	Reliance Steel & Aluminum Co.	157,471,992
1,419,483	Steel Dynamics, Inc.	160,486,748
		642,601,004
	Oil, Gas & Consumable Fuels – 12.4%
969,067	Chevron Corp.	158,112,972
1,213,870	Chord Energy Corp.	163,386,902
2,391,733	Civitas Resources, Inc.	163,451,033
1,562,647	ConocoPhillips	155,030,209
1,477,721	Exxon Mobil Corp.	162,046,885
7,510,069	Magnolia Oil & Gas Corp., Class A	164,320,309
		966,348,310
	Paper & Forest Products – 1.9%
2,712,369	Louisiana-Pacific Corp.	147,037,523
	Pharmaceuticals – 1.9%
3,675,211	Pfizer, Inc.	149,948,609
	Semiconductors & Semiconductor Equipment – 6.0%
290,137	Lam Research Corp.	153,807,426
2,603,219	Micron Technology, Inc.	157,078,235
839,443	Texas Instruments, Inc.	156,144,792
		467,030,453
	Software – 1.9%
527,852	Microsoft Corp.	152,179,732

See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals – 2.0%
2,399,520	NetApp, Inc.	$153,209,352
	Total Investments – 99.8%	7,794,833,802
	(Cost $7,780,351,561)
	Net Other Assets and Liabilities – 0.2%	12,537,508
	Net Assets – 100.0%	$7,807,371,310

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,794,833,802	$ 7,794,833,802	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.8%
	Capital Markets (a) – 99.8%
12,309,910	First Trust Consumer Discretionary AlphaDEX® Fund	$639,253,626
11,493,642	First Trust Industrials/Producer Durables AlphaDEX® Fund	638,471,813
9,738,120	First Trust Materials AlphaDEX® Fund	636,093,999
23,696,341	First Trust Nasdaq Food & Beverage ETF	636,957,646
9,950,938	First Trust Nasdaq Semiconductor ETF	644,920,292
	Total Investments – 99.8%	3,195,697,376
	(Cost $3,145,616,040)
	Net Other Assets and Liabilities – 0.2%	7,694,725
	Net Assets – 100.0%	$3,203,392,101

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 3,195,697,376	$ 3,195,697,376	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Banks – 8.1%
29,065	1st Source Corp.	$1,254,155
67,409	Associated Banc-Corp.	1,212,014
64,131	CNB Financial Corp.	1,231,315
108,137	First Commonwealth Financial Corp.	1,344,143
63,755	First Financial Bancorp	1,387,946
33,904	First Financial Corp.	1,270,722
37,328	First Merchants Corp.	1,229,958
117,443	FNB Corp.	1,362,339
93,089	Fulton Financial Corp.	1,286,490
41,022	German American Bancorp, Inc.	1,368,904
33,139	Heartland Financial USA, Inc.	1,271,212
20,075	Lakeland Financial Corp.	1,257,498
42,236	Mercantile Bank Corp.	1,291,577
50,554	Mid Penn Bancorp, Inc.	1,294,688
46,625	MidWestOne Financial Group, Inc.	1,138,582
84,082	Old National Bancorp	1,212,462
10,988	Park National Corp.	1,302,847
54,558	Peoples Bancorp, Inc.	1,404,868
30,735	QCR Holdings, Inc.	1,349,574
17,869	Wintrust Financial Corp.	1,303,544
		25,774,838
	Commercial Services & Supplies – 6.5%
440,989	Aris Water Solution, Inc., Class A (a)	3,435,304
80,750	Clean Harbors, Inc. (b)	11,511,720
155,777	Heritage-Crystal Clean, Inc. (b)	5,547,219
		20,494,243
	Construction & Engineering – 38.8%
490,632	APi Group Corp. (b)	11,029,407
174,730	Arcosa, Inc.	11,027,210
121,871	Argan, Inc.	4,932,119
84,102	Comfort Systems USA, Inc.	12,275,528
361,641	Construction Partners, Inc., Class A (b)	9,742,609
103,355	Dycom Industries, Inc. (b)	9,679,196
67,475	EMCOR Group, Inc.	10,970,760
105,971	MasTec, Inc. (b)	10,007,901
328,731	MDU Resources Group, Inc.	10,019,721
55,730	Northwest Pipe Co. (b)	1,740,448
298,218	Primoris Services Corp.	7,354,056
66,696	Quanta Services, Inc.	11,114,222
269,427	Sterling Infrastructure, Inc. (b)	10,205,895
479,211	Tutor Perini Corp. (b)	2,956,732
		123,055,804
	Electrical Equipment – 18.8%
422,833	Array Technologies, Inc. (b)	9,251,586
81,754	Atkore, Inc. (b)	11,484,802
68,373	Encore Wire Corp.	12,671,568
Shares	Description	Value

	Electrical Equipment (Continued)
43,012	Hubbell, Inc.	$10,465,250
180,751	Powell Industries, Inc.	7,698,185
347,207	Shoals Technologies Group, Inc., Class A (b)	7,912,848
		59,484,239
	Machinery – 27.6%
160,234	Astec Industries, Inc.	6,609,652
264,275	Blue Bird Corp. (b)	5,399,138
87,684	Douglas Dynamics, Inc.	2,796,243
203,179	Federal Signal Corp.	11,014,334
354,517	Greenbrier (The) Cos., Inc.	11,404,812
827,258	Mueller Water Products, Inc., Class A	11,531,976
367,118	Proto Labs, Inc. (b)	12,169,962
42,936	RBC Bearings, Inc. (b)	9,992,495
285,348	Shyft Group (The), Inc.	6,491,667
141,408	SPX Technologies, Inc. (b)	9,980,577
		87,390,856
	Total Common Stocks	316,199,980
	(Cost $291,836,638)
MONEY MARKET FUNDS – 0.0%
76,678	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (c) (d)	76,678
	(Cost $76,678)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.0%
$12,344	BNP Paribas S.A., 4.74% (c), dated 3/31/23, due 4/3/23, with a maturity value of $12,349. Collateralized by U.S. Treasury Notes, interest rates of 1.50% to 2.13%, due 5/15/25 to 11/30/28. The value of the collateral including accrued interest is $12,629. (d)	12,344
	(Cost $12,344)
	Total Investments – 99.8%	316,289,002
	(Cost $291,925,660)
	Net Other Assets and Liabilities – 0.2%	597,590
	Net Assets – 100.0%	$316,886,592

See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
(a)	All or a portion of this security is on loan (see Note 2G - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $86,469 and the total value of the collateral held by the Fund is $89,022.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2023.
(d)	This security serves as collateral for securities on loan.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$86,469
Non-cash Collateral (2)	(86,469)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$12,344
Non-cash Collateral (4)	(12,344)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 316,199,980	$ 316,199,980	$ —	$ —
Money Market Funds	76,678	76,678	—	—
Repurchase Agreements	12,344	—	12,344	—
Total Investments	$ 316,289,002	$ 316,276,658	$ 12,344	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 68.2%
	Banks – 7.3%
18,843	Bank OZK	$644,431
20,983	Home BancShares, Inc.	455,541
89,237	Huntington Bancshares, Inc.	999,454
44,508	Regions Financial Corp.	826,068
22,533	United Bankshares, Inc.	793,162
		3,718,656
	Beverages – 1.0%
9,983	Molson Coors Beverage Co., Class B	515,922
	Biotechnology – 2.0%
6,401	AbbVie, Inc.	1,020,127
	Capital Markets – 7.4%
42,824	Franklin Resources, Inc.	1,153,678
1,224	Goldman Sachs Group (The), Inc.	400,383
59,382	Invesco, Ltd.	973,865
13,381	Jefferies Financial Group, Inc.	424,713
9,769	Morgan Stanley	857,718
		3,810,357
	Chemicals – 1.1%
18,090	Chemours (The) Co.	541,615
	Communications Equipment – 1.1%
11,092	Cisco Systems, Inc.	579,834
	Consumer Finance – 6.1%
72,937	OneMain Holdings, Inc.	2,704,504
13,702	Synchrony Financial	398,454
		3,102,958
	Food Products – 1.9%
25,165	Kraft Heinz (The) Co.	973,131
	Gas Utilities – 1.0%
9,193	National Fuel Gas Co.	530,804
	Hotels, Restaurants & Leisure – 1.2%
3,984	Darden Restaurants, Inc.	618,158
	Independent Power & Renewable Electricity Producers – 1.7%
37,278	Vistra Corp.	894,672
	Insurance – 5.1%
5,941	MetLife, Inc.	344,222
5,617	Principal Financial Group, Inc.	417,455
14,404	Prudential Financial, Inc.	1,191,787
16,247	Unum Group	642,731
		2,596,195
Shares	Description	Value

	Media – 1.5%
20,076	Interpublic Group of (The) Cos., Inc.	$747,630
	Oil, Gas & Consumable Fuels – 17.4%
204,010	Antero Midstream Corp.	2,140,065
3,922	Chevron Corp.	639,913
25,910	DT Midstream, Inc.	1,279,177
6,757	Exxon Mobil Corp.	740,973
91,249	Kinder Morgan, Inc.	1,597,770
22,728	ONEOK, Inc.	1,444,137
10,938	Phillips 66	1,108,894
		8,950,929
	Pharmaceuticals – 4.4%
8,653	Bristol-Myers Squibb Co.	599,739
16,864	Pfizer, Inc.	688,051
102,180	Viatris, Inc.	982,972
		2,270,762
	Semiconductors & Semiconductor Equipment – 2.2%
1,117	Broadcom, Inc.	716,600
2,319	Texas Instruments, Inc.	431,358
		1,147,958
	Textiles, Apparel & Luxury Goods – 0.9%
11,046	Tapestry, Inc.	476,193
	Tobacco – 2.7%
14,352	Philip Morris International, Inc.	1,395,732
	Trading Companies & Distributors – 2.2%
3,464	Watsco, Inc.	1,102,106
	Total Common Stocks	34,993,739
	(Cost $35,986,980)
REAL ESTATE INVESTMENT TRUSTS – 31.2%
	Mortgage Real Estate Investment Trusts – 4.9%
140,914	Starwood Property Trust, Inc.	2,492,769
	Retail REITs – 14.5%
66,238	Kimco Realty Corp.	1,293,628
30,875	National Retail Properties, Inc.	1,363,131
20,433	Regency Centers Corp.	1,250,091
15,156	Simon Property Group, Inc.	1,697,018
46,492	Spirit Realty Capital, Inc.	1,852,241
		7,456,109
	Specialized REITs – 11.8%
31,540	Gaming and Leisure Properties, Inc.	1,641,972
29,042	Iron Mountain, Inc.	1,536,612

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Specialized REITs (Continued)
14,694	Lamar Advertising Co., Class A	$1,467,784
44,086	VICI Properties, Inc.	1,438,085
		6,084,453
	Total Real Estate Investment Trusts	16,033,331
	(Cost $17,641,250)
	Total Investments – 99.4%	51,027,070
	(Cost $53,628,230)
	Net Other Assets and Liabilities – 0.6%	288,910
	Net Assets – 100.0%	$51,315,980

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 34,993,739	$ 34,993,739	$ —	$ —
Real Estate Investment Trusts*	16,033,331	16,033,331	—	—
Total Investments	$ 51,027,070	$ 51,027,070	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets (a) – 99.9%
1,898,905	First Trust Dow Jones Global Select Dividend Index Fund	$41,984,790
951,825	First Trust India NIFTY 50 Equal Weight ETF	39,967,132
988,597	First Trust Japan AlphaDEX® Fund	44,810,037
2,613,963	First Trust Latin America AlphaDEX® Fund	45,232,016
755,642	First Trust Switzerland AlphaDEX® Fund	46,068,999
	Total Investments – 99.9%	218,062,974
	(Cost $215,343,107)
	Net Other Assets and Liabilities – 0.1%	121,289
	Net Assets – 100.0%	$218,184,263

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 218,062,974	$ 218,062,974	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.8%
	Capital Markets (a) – 99.8%
658,962	First Trust Consumer Discretionary AlphaDEX® Fund	$34,219,897
1,376,397	First Trust Enhanced Short Maturity ETF	81,909,386
615,268	First Trust Industrials/Producer Durables AlphaDEX® Fund	34,178,137
521,292	First Trust Materials AlphaDEX® Fund	34,050,793
1,268,489	First Trust Nasdaq Food & Beverage ETF	34,096,984
532,684	First Trust Nasdaq Semiconductor ETF	34,523,250
	Total Investments – 99.8%	252,978,447
	(Cost $248,306,884)
	Net Other Assets and Liabilities – 0.2%	567,404
	Net Assets – 100.0%	$253,545,851

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 252,978,447	$ 252,978,447	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.2%
	Aerospace & Defense – 2.4%
7,112	Airbus SE (a)	$949,932
4,650	Boeing (The) Co. (b)	987,800
1,967	Lockheed Martin Corp.	929,860
		2,867,592
	Automobiles – 3.4%
8,896	Bayerische Motoren Werke AG (a)	974,990
75,162	Ford Motor Co.	947,041
11,841	Mercedes-Benz Group AG (a)	910,606
5,412	Tesla, Inc. (b)	1,122,773
		3,955,410
	Banks – 22.5%
57,758	ANZ Group Holdings Ltd. (a)	890,058
88,402	Axis Bank Ltd. (a)	926,167
121,302	Banco Bilbao Vizcaya Argentaria S.A. (a) (c)	867,232
234,944	Banco Santander S.A. (a)	875,514
30,641	Bank of America Corp.	876,333
2,482,018	Bank of China Ltd., Class H (a)	951,524
1,537,049	Bank of Communications Co., Ltd., Class H (a)	966,657
480,763	Barclays PLC (a)	865,328
14,134	BNP Paribas S.A. (a)	844,048
267,290	BOC Hong Kong Holdings Ltd. (a)	832,142
3,105,637	China CITIC Bank Corp., Ltd., Class H (a)	1,562,329
183,873	China Merchants Bank Co., Ltd., Class H (a)	933,711
19,254	Citigroup, Inc.	902,820
37,800	DBS Group Holdings Ltd. (a)	939,774
243,740	First Abu Dhabi Bank PJSC (a)	856,066
14,140	HDFC Bank, Ltd., ADR	942,714
126,495	HSBC Holdings PLC (a)	859,724
71,258	ICICI Bank, Ltd., ADR	1,537,748
2,802,536	Industrial & Commercial Bank of China Ltd., Class H (a)	1,489,379
69,264	ING Groep N.V., ADR (c)	822,164
7,179	JPMorgan Chase & Co.	935,495
44,688	Kotak Mahindra Bank Ltd. (a)	944,564
389,901	Lloyds Banking Group PLC, ADR	904,570
117,359	Nordea Bank Abp (a)	1,253,983
1,480,634	Postal Savings Bank of China Co., Ltd., Class H (a) (d) (e)	878,100
9,512	Royal Bank of Canada	909,675
447,328	Sberbank of Russia PJSC (a) (b) (f) (g)	0
63,204	Westpac Banking Corp. (a)	920,225
		26,488,044
Shares	Description	Value

	Broadline Retail – 4.2%
17,556	Alibaba Group Holding Ltd., ADR (b)	$1,793,872
15,866	Amazon.com, Inc. (b)	1,638,799
35,116	JD.com, Inc., ADR	1,541,241
		4,973,912
	Capital Markets – 6.5%
19,495	Bank of New York Mellon (The) Corp.	885,853
5,273	CME Group, Inc.	1,009,885
5,303	Deutsche Boerse AG (a)	1,032,548
2,735	Goldman Sachs Group (The), Inc.	894,646
10,637	London Stock Exchange Group PLC (a)	1,033,169
1,009	Partners Group Holding AG (a)	950,198
2,802	S&P Global, Inc.	966,045
43,637	UBS Group AG (a)	923,394
		7,695,738
	Communications Equipment – 3.0%
19,172	Cisco Systems, Inc.	1,002,216
197,418	Nokia Oyj, ADR	969,322
259,604	Telefonaktiebolaget LM Ericsson, Class B (a) (c)	1,521,754
		3,493,292
	Consumer Staples Distribution & Retail – 1.7%
19,805	Kroger (The) Co.	977,773
6,822	Walmart, Inc.	1,005,904
		1,983,677
	Diversified Telecommunication Services – 5.8%
79,892	AT&T, Inc.	1,537,921
64,202	Deutsche Telekom AG (a)	1,555,762
211,630	Emirates Telecommunications Group Co., PJSC (a)	1,271,569
2,341	Swisscom AG (a)	1,493,960
25,602	Verizon Communications, Inc.	995,662
		6,854,874
	Electric Utilities – 1.7%
82,708	Iberdrola S.A. (a)	1,030,360
11,158	Verbund AG (a)	970,554
		2,000,914
	Electronic Equipment, Instruments & Components – 0.8%
1,690	Samsung SDI Co., Ltd. (a)	959,986
	Financial Services – 3.3%
4,129	Mastercard, Inc., Class A	1,500,520

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
19,276	PayPal Holdings, Inc. (b)	$1,463,820
4,253	Visa, Inc., Class A	958,881
		3,923,221
	Household Durables – 0.8%
10,811	Sony Group Corp., ADR	980,017
	Industrial Conglomerates – 2.0%
7,588	Honeywell International, Inc.	1,450,218
5,857	Siemens AG (a)	948,857
		2,399,075
	Insurance – 4.5%
85,873	AIA Group Ltd. (a)	900,581
3,976	Allianz SE (a)	917,804
16,770	American International Group, Inc.	844,537
29,415	AXA S.A. (a)	897,675
14,470	MetLife, Inc.	838,392
140,552	Ping An Insurance Group Co. of China Ltd., Class H (a)	909,261
		5,308,250
	Interactive Media & Services – 2.3%
11,134	Baidu, Inc., ADR (b)	1,680,343
21,598	Tencent Holdings Ltd. (a)	1,055,480
		2,735,823
	IT Services – 8.7%
5,635	Accenture PLC, Class A	1,610,539
7,704	Capgemini SE (a)	1,431,677
24,029	Cognizant Technology Solutions Corp., Class A	1,464,087
82,598	Infosys Ltd., ADR	1,440,509
11,601	International Business Machines Corp.	1,520,775
35,959	Tata Consultancy Services Ltd. (a)	1,409,516
309,435	Wipro Ltd., ADR	1,389,363
		10,266,466
	Marine Transportation – 1.0%
641	AP Moller - Maersk A.S., Class B (a)	1,165,152
	Metals & Mining – 1.6%
30,361	BHP Group Ltd. (a)	959,831
13,717	Rio Tinto PLC, ADR (c)	940,986
		1,900,817
	Multi-Utilities – 1.3%
98,215	Engie S.A. (a)	1,554,223
Shares	Description	Value

	Oil, Gas & Consumable Fuels – 0.8%
42,503	Gazprom PJSC, ADR (a) (b) (f) (g)	$0
364,010	Gazprom PJSC, ADR (a) (b) (f) (g)	0
15,426	Shell PLC, ADR	887,612
		887,612
	Pharmaceuticals – 1.2%
8,739	Zoetis, Inc.	1,454,519
	Semiconductors & Semiconductor Equipment – 8.5%
17,418	Advanced Micro Devices, Inc. (b)	1,707,138
38,623	Infineon Technologies AG (a)	1,586,062
55,357	Intel Corp.	1,808,513
26,324	Micron Technology, Inc.	1,588,390
6,245	NVIDIA Corp.	1,734,674
16,467	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,531,760
		9,956,537
	Software – 7.7%
5,801	Microsoft Corp.	1,672,428
16,849	Oracle Corp.	1,565,609
8,190	Salesforce, Inc. (b)	1,636,198
12,427	SAP SE (a)	1,569,164
12,369	VMware, Inc., Class A (b)	1,544,270
5,157	Workday, Inc., Class A (b)	1,065,127
		9,052,796
	Specialty Retail – 0.8%
3,249	Home Depot (The), Inc.	958,845
	Technology Hardware, Storage & Peripherals – 1.4%
32,201	Samsung Electronics Co., Ltd. (a)	1,592,370
	Wireless Telecommunication Services – 1.3%
128,000	SoftBank Corp. (a)	1,477,607
	Total Common Stocks	116,886,769
	(Cost $121,750,768)
MONEY MARKET FUNDS – 1.5%
1,800,849	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (h) (i)	1,800,849
	(Cost $1,800,849)

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.3%
$289,901	BNP Paribas S.A., 4.74% (h), dated 3/31/23, due 4/3/23, with a maturity value of $290,015. Collateralized by U.S. Treasury Notes, interest rates of 1.50% to 2.13%, due 5/15/25 to 11/30/28. The value of the collateral including accrued interest is $296,593. (i)	$289,901
	(Cost $289,901)
	Total Investments – 101.0%	118,977,519
	(Cost $123,841,518)
	Net Other Assets and Liabilities – (1.0)%	(1,205,799)
	Net Assets – 100.0%	$117,771,720

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $52,610,567 or 44.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2G - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,012,799 and the total value of the collateral held by the Fund is $2,090,750.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(h)	Rate shown reflects yield as of March 31, 2023.
(i)	This security serves as collateral for securities on loan.

ADR	American Depositary Receipt

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$2,012,799
Non-cash Collateral (2)	(2,012,799)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$289,901
Non-cash Collateral (4)	(289,901)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
United States Dollar	55.0%
Euro	17.0
Hong Kong Dollar	8.8
Swiss Franc	2.8
Indian Rupee	2.8
Australian Dollar	2.3
British Pound Sterling	2.3
South Korean Won	2.1
United Arab Emirates Dirham	1.8
Swedish Krona	1.3
Japanese Yen	1.2
Danish Krone	1.0
Singapore Dollar	0.8
Canadian Dollar	0.8
Total	100.0%

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$ 2,867,592	$ 1,917,660	$ 949,932	$ —
Automobiles	3,955,410	2,069,814	1,885,596	—
Banks	26,488,044	7,831,519	18,656,525	— *
Capital Markets	7,695,738	3,756,429	3,939,309	—
Communications Equipment	3,493,292	1,971,538	1,521,754	—
Diversified Telecommunication Services	6,854,874	2,533,583	4,321,291	—
Electric Utilities	2,000,914	—	2,000,914	—
Electronic Equipment, Instruments & Components	959,986	—	959,986	—
Industrial Conglomerates	2,399,075	1,450,218	948,857	—
Insurance	5,308,250	1,682,929	3,625,321	—
Interactive Media & Services	2,735,823	1,680,343	1,055,480	—
IT Services	10,266,466	7,425,273	2,841,193	—
Marine Transportation	1,165,152	—	1,165,152	—
Metals & Mining	1,900,817	940,986	959,831	—
Multi-Utilities	1,554,223	—	1,554,223	—
Oil, Gas & Consumable Fuels	887,612	887,612	—	— *
Semiconductors & Semiconductor Equipment	9,956,537	8,370,475	1,586,062	—
Software	9,052,796	7,483,632	1,569,164	—
Technology Hardware, Storage & Peripherals	1,592,370	—	1,592,370	—
Wireless Telecommunication Services	1,477,607	—	1,477,607	—
Other Industry Categories **	14,274,191	14,274,191	—	—
Money Market Funds	1,800,849	1,800,849	—	—
Repurchase Agreements	289,901	—	289,901	—
Total Investments	$ 118,977,519	$ 66,077,051	$ 52,900,468	$ —*

*	Investment is valued at $0.
**	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.3%
	Aerospace & Defense – 6.0%
51,859	AeroVironment, Inc. (a)	$4,753,396
26,219	Elbit Systems Ltd. (b)	4,465,374
1,855	Northrop Grumman Corp.	856,491
1,087,250	QinetiQ Group PLC (b)	4,367,963
		14,443,224
	Air Freight & Logistics – 0.4%
17,380	GXO Logistics, Inc. (a)	876,995
	Automobile Components – 8.4%
7,411	Aptiv PLC (a)	831,440
11,947	Continental AG (b)	895,182
16,000	Denso Corp. (b)	903,159
155,739	Gentex Corp.	4,365,364
496,801	Luminar Technologies, Inc. (a) (c)	3,224,238
15,459	Magna International, Inc.	828,139
112,539	Mobileye Global, Inc., Class A (a) (c)	4,869,563
212,451	Valeo (b)	4,359,449
		20,276,534
	Automobiles – 0.8%
91,745	NIO, Inc., ADR (a)	964,240
4,188	Tesla, Inc. (a)	868,842
		1,833,082
	Broadline Retail – 1.2%
9,814	Alibaba Group Holding Ltd., ADR (a)	1,002,795
9,143	Amazon.com, Inc. (a)	944,380
19,387	JD.com, Inc., ADR	850,895
		2,798,070
	Communications Equipment – 2.0%
92,210	Ciena Corp. (a)	4,842,869
	Consumer Staples Distribution & Retail – 0.3%
129,661	Ocado Group PLC (a) (b)	858,538
	Electrical Equipment – 3.5%
47,802	ABB Ltd. (b)	1,644,462
10,415	Emerson Electric Co.	907,563
76,600	Mitsubishi Electric Corp. (b)	915,380
31,600	Nidec Corp. (b)	1,644,496
5,410	Rockwell Automation, Inc.	1,587,564
9,891	Schneider Electric SE (b)	1,653,023
		8,352,488
	Electronic Equipment, Instruments & Components – 13.2%
33,644	Cognex Corp.	1,667,060
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
169,664	Delta Electronics, Inc. (b)	$1,683,345
58,652	FARO Technologies, Inc. (a)	1,443,426
169,720	Halma PLC (b)	4,685,376
399,221	Hexagon AB, Class B (b)	4,594,797
3,600	Keyence Corp. (b)	1,764,391
31,587	National Instruments Corp.	1,655,475
29,900	Omron Corp. (b)	1,749,954
338,200	Topcon Corp. (b)	4,576,379
85,409	Trimble, Inc. (a)	4,477,140
106,700	Yokogawa Electric Corp. (b)	1,737,453
5,313	Zebra Technologies Corp., Class A (a)	1,689,534
		31,724,330
	Health Care Equipment & Supplies – 1.9%
6,957	Intuitive Surgical, Inc. (a)	1,777,305
10,404	Medtronic PLC	838,771
15,824	Omnicell, Inc. (a)	928,394
3,277	Stryker Corp.	935,485
		4,479,955
	Health Care Technology – 0.3%
32,522	Teladoc Health, Inc. (a)	842,320
	Household Durables – 0.4%
10,300	Sony Group Corp. (b)	938,159
	Industrial Conglomerates – 0.4%
5,615	Siemens AG (b)	909,652
	Interactive Media & Services – 1.9%
9,567	Alphabet, Inc., Class A (a)	992,385
6,255	Baidu, Inc., ADR (a)	944,005
18,270	Kakao Corp. (b)	865,246
5,466	NAVER Corp. (b)	856,473
19,686	Tencent Holdings Ltd. (b)	962,041
		4,620,150
	IT Services – 2.7%
11,866	Akamai Technologies, Inc. (a)	929,108
311,960	Atos SE (a) (b)	3,869,958
6,663	International Business Machines Corp.	873,453
24,656	Netcompany Group A.S. (a) (b) (d) (e)	899,798
		6,572,317
	Life Sciences Tools & Services – 2.9%
22,323	Illumina, Inc. (a)	5,191,214

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
3,928	Tecan Group AG (b)	$1,720,620
		6,911,834
	Machinery – 10.8%
162,956	3D Systems Corp. (a)	1,746,888
25,738	ANDRITZ AG (b)	1,741,541
39,454	ATS Corp. (a)	1,652,018
2,126,893	AutoStore Holdings Ltd. (a) (b) (c) (d) (e)	4,591,465
31,222	Cargotec OYJ, Class B (b)	1,519,909
88,200	Daifuku Co., Ltd. (b)	1,637,625
2,054	Deere & Co.	848,056
42,139	Duerr AG (b)	1,514,151
47,000	FANUC Corp. (b)	1,697,273
14,386	John Bean Technologies Corp.	1,572,246
39,300	Kawasaki Heavy Industries, Ltd. (b)	860,342
50,742	Proto Labs, Inc. (a)	1,682,097
68,600	Shibaura Machine Co., Ltd. (b)	1,638,697
48,109	Valmet Oyj (b)	1,561,801
40,700	Yaskawa Electric Corp. (b)	1,785,098
		26,049,207
	Pharmaceuticals – 0.4%
5,622	Johnson & Johnson	871,410
	Semiconductors & Semiconductor Equipment – 8.1%
10,963	Advanced Micro Devices, Inc. (a)	1,074,484
47,146	Ambarella, Inc. (a)	3,650,043
34,557	Intel Corp.	1,128,977
4,204	KLA Corp.	1,678,111
27,591	Micron Technology, Inc.	1,664,841
6,872	NVIDIA Corp.	1,908,836
8,938	NXP Semiconductors N.V.	1,666,714
12,914	QUALCOMM, Inc.	1,647,568
123,200	Renesas Electronics Corp. (a) (b)	1,784,036
18,322	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,704,312
15,775	Teradyne, Inc.	1,695,970
		19,603,892
	Software – 32.7%
14,647	ANSYS, Inc. (a)	4,874,521
107,270	Appian Corp., Class A (a)	4,760,642
4,334	Autodesk, Inc. (a)	902,165
1,145,973	BlackBerry Ltd. (a)	5,225,637
4,381,022	BrainChip Holdings Ltd. (a) (b) (c)	1,409,707
196,918	C3.ai, Inc., Class A (a) (c)	6,610,537
23,046	Cadence Design Systems, Inc. (a)	4,841,734
Shares	Description	Value

	Software (Continued)
114,617	Dassault Systemes SE (b)	$4,728,071
104,546	Dynatrace, Inc. (a)	4,422,296
3,456	Microsoft Corp.	996,365
21,439	Nice Ltd., ADR (a)	4,907,173
23,605	Palo Alto Networks, Inc. (a)	4,714,863
95,867	Pegasystems, Inc.	4,647,632
293,500	PKSHA Technology, Inc. (a) (b)	4,028,683
170,424	PROS Holdings, Inc. (a)	4,669,618
6,874	PTC, Inc. (a)	881,453
10,288	ServiceNow, Inc. (a)	4,781,039
12,223	Synopsys, Inc. (a)	4,721,134
299,623	UiPath, Inc., Class A (a)	5,261,380
225,012	Veritone, Inc. (a)	1,311,820
		78,696,470
	Technology Hardware, Storage & Peripherals – 0.7%
18,809	Samsung Electronics Co., Ltd. (b)	930,123
62,700	Seiko Epson Corp. (b) (c)	895,861
		1,825,984
	Wireless Telecommunication Services – 0.3%
21,300	SoftBank Group Corp. (b)	837,378
	Total Common Stocks	239,164,858
	(Cost $248,597,828)
REAL ESTATE INVESTMENT TRUSTS – 0.4%
	Specialized REITs – 0.4%
1,251	Equinix, Inc.	902,021
	(Cost $876,490)
MONEY MARKET FUNDS – 6.3%
15,059,617	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (f) (g)	15,059,617
	(Cost $15,059,617)

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.0%
$2,424,298	BNP Paribas S.A., 4.74% (f), dated 3/31/23, due 4/3/23, with a maturity value of $2,425,255. Collateralized by U.S. Treasury Notes, interest rates of 1.50% to 2.13%, due 5/15/25 to 11/30/28. The value of the collateral including accrued interest is $2,480,263. (g)	$2,424,298
	(Cost $2,424,298)
	Total Investments – 107.0%	257,550,794
	(Cost $266,958,233)
	Net Other Assets and Liabilities – (7.0)%	(16,860,473)
	Net Assets – 100.0%	$240,690,321

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $86,682,429 or 36.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan (see Note 2G - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $18,124,198 and the total value of the collateral held by the Fund is $17,483,915.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Rate shown reflects yield as of March 31, 2023.
(g)	This security serves as collateral for securities on loan.

ADR	American Depositary Receipt

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$18,124,198
Non-cash Collateral (2)	(17,483,915)
Net Amount	$ 640,283

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2023, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 30 to March 31, the value of the related securities loaned was above the collateral value received. See Note 2G - Securities Lending in the Notes to Financial Statements.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$2,424,298
Non-cash Collateral (4)	(2,424,298)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
United States Dollar	65.7%
Japanese Yen	11.4
Euro	8.8
British Pound Sterling	3.9
Swedish Krona	1.8
Norwegian Krone	1.8
Israeli Shekel	1.7
Swiss Franc	1.3
South Korean Won	1.0
New Taiwan Dollar	0.7
Canadian Dollar	0.6
Australian Dollar	0.5
Hong Kong Dollar	0.4
Danish Krone	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$ 14,443,224	$ 5,609,887	$ 8,833,337	$ —
Automobile Components	20,276,534	14,118,744	6,157,790	—
Consumer Staples Distribution & Retail	858,538	—	858,538	—
Electrical Equipment	8,352,488	2,495,127	5,857,361	—
Electronic Equipment, Instruments & Components	31,724,330	10,932,635	20,791,695	—
Household Durables	938,159	—	938,159	—
Industrial Conglomerates	909,652	—	909,652	—
Interactive Media & Services	4,620,150	1,936,390	2,683,760	—
IT Services	6,572,317	1,802,561	4,769,756	—
Life Sciences Tools & Services	6,911,834	5,191,214	1,720,620	—
Machinery	26,049,207	7,501,305	18,547,902	—
Semiconductors & Semiconductor Equipment	19,603,892	17,819,856	1,784,036	—
Software	78,696,470	68,530,009	10,166,461	—
Technology Hardware, Storage & Peripherals	1,825,984	—	1,825,984	—
Wireless Telecommunication Services	837,378	—	837,378	—
Other Industry Categories*	16,544,701	16,544,701	—	—
Real Estate Investment Trusts*	902,021	902,021	—	—
Money Market Funds	15,059,617	15,059,617	—	—
Repurchase Agreements	2,424,298	—	2,424,298	—
Total Investments	$ 257,550,794	$ 168,444,067	$ 89,106,727	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.3%
	Air Freight & Logistics – 1.9%
49,300	SG Holdings Co., Ltd. (a)	$731,028
	Automobiles – 2.2%
13,817	Kia Corp. (a)	862,293
	Banks – 1.6%
10,381	Toronto-Dominion Bank (The)	621,785
	Beverages – 4.3%
5,619	Carlsberg A.S., Class B (a)	871,883
7,725	Heineken N.V. (a)	830,058
		1,701,941
	Biotechnology – 1.9%
3,824	CSL Ltd. (a)	740,596
	Capital Markets – 6.3%
4,132	Deutsche Boerse AG (a)	804,543
20,312	Hong Kong Exchanges & Clearing Ltd. (a)	900,324
49,900	Japan Exchange Group, Inc. (a)	763,164
		2,468,031
	Chemicals – 4.6%
8,921	Croda International PLC (a)	717,012
33,500	Shin-Etsu Chemical Co., Ltd. (a)	1,087,445
		1,804,457
	Consumer Staples Distribution & Retail – 2.0%
15,396	Alimentation Couche-Tard, Inc.	774,072
	Electrical Equipment – 4.3%
24,398	ABB Ltd. (a)	839,328
9,195	Legrand S.A. (a)	840,169
		1,679,497
	Electronic Equipment, Instruments & Components – 2.1%
15,100	Hamamatsu Photonics K.K. (a)	814,521
	Entertainment – 1.6%
16,100	Nintendo Co., Ltd. (a)	625,350
	Food Products – 3.8%
355	Barry Callebaut AG (a)	752,163
6,180	Nestle S.A. (a)	753,531
		1,505,694
	Ground Transportation – 1.7%
5,821	Canadian National Railway Co.	686,848
	Health Care Providers & Services – 2.0%
33,953	Sonic Healthcare Ltd. (a)	795,959
Shares	Description	Value

	Hotels, Restaurants & Leisure – 4.0%
29,676	Aristocrat Leisure Ltd. (a)	$741,974
32,225	Compass Group PLC (a)	809,865
		1,551,839
	Household Products – 1.9%
9,804	Reckitt Benckiser Group PLC (a)	745,864
	Industrial Conglomerates – 1.6%
18,200	Toshiba Corp. (a)	611,148
	Insurance – 7.3%
4,656	Intact Financial Corp.	666,344
14,599	Sampo Oyj, Class A (a)	688,856
15,903	Sun Life Financial, Inc.	742,964
1,601	Zurich Insurance Group AG (a)	767,197
		2,865,361
	IT Services – 5.6%
8,600	CGI, Inc. (b)	828,820
27,600	Nomura Research Institute Ltd. (a)	645,501
4,700	Obic Co., Ltd. (a)	744,449
		2,218,770
	Leisure Products – 1.6%
30,000	Bandai Namco Holdings, Inc. (a)	646,774
	Machinery – 2.3%
4,123	Schindler Holding AG (a)	913,565
	Personal Care Products – 4.4%
2,147	L’Oreal S.A. (a)	959,371
14,869	Unilever PLC (a)	770,497
		1,729,868
	Pharmaceuticals – 7.2%
27,324	Chugai Pharmaceutical Co., Ltd. (a)	674,701
4,130	Merck KGaA (a)	769,976
8,594	Novartis AG (a)	789,089
2,028	Roche Holding AG (a)	579,486
		2,813,252
	Professional Services – 5.9%
27,644	Bureau Veritas S.A. (a)	794,281
306	SGS S.A. (a)	674,959
6,628	Wolters Kluwer N.V. (a)	836,696
		2,305,936
	Real Estate Management & Development – 1.7%
6,900	Daito Trust Construction Co., Ltd. (a)	687,446
	Software – 4.3%
480	Constellation Software, Inc.	902,432

See Notes to Financial Statements

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
82,177	Sage Group (The) PLC (a)	$788,607
		1,691,039
	Technology Hardware, Storage & Peripherals – 2.1%
16,820	Samsung Electronics Co., Ltd. (a)	831,765
	Textiles, Apparel & Luxury Goods – 4.9%
1,469	Kering S.A. (a)	958,417
1,051	LVMH Moet Hennessy Louis Vuitton SE (a)	964,722
		1,923,139
	Trading Companies & Distributors – 4.2%
11,297	Brenntag SE (a)	850,169
21,655	Bunzl PLC (a)	817,966
		1,668,135
	Total Investments – 99.3%	39,015,973
	(Cost $36,602,054)
	Net Other Assets and Liabilities – 0.7%	260,905
	Net Assets – 100.0%	$39,276,878

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $33,792,708 or 86.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.

Currency Exposure Diversification	% of Total Investments
Euro	23.8%
Japanese Yen	20.6
Swiss Franc	15.6
Canadian Dollar	13.4
British Pound Sterling	11.9
Australian Dollar	5.8
South Korean Won	4.4
Hong Kong Dollar	2.3
Danish Krone	2.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 621,785	$ 621,785	$ —	$ —
Consumer Staples Distribution & Retail	774,072	774,072	—	—
Ground Transportation	686,848	686,848	—	—
Insurance	2,865,361	1,409,308	1,456,053	—
IT Services	2,218,770	828,820	1,389,950	—
Software	1,691,039	902,432	788,607	—
Other Industry Categories*	30,158,098	—	30,158,098	—
Total Investments	$ 39,015,973	$ 5,223,265	$ 33,792,708	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2023 (Unaudited)
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)	First Trust BuyWrite Income ETF (FTHI)
ASSETS:
Investments, at value - Unaffiliated	$ 1,730,524,216	$ 339,325,113	$ 75,989,496	$ 159,251,114
Investments, at value - Affiliated	—	90,848,618	—	—
Total investments, at value	1,730,524,216	430,173,731	75,989,496	159,251,114
Cash	1,332,118	1,041,106	1,064,775	2,751,086
Foreign currency	—	—	32,067	253
Receivables:
Fund shares sold	13,361,613	2,178,150	—	2,014,403
Dividends	2,371,637	1,940,155	618,658	181,120
Dividend reclaims	226,146	—	141,676	5,692
Investment securities sold	—	—	946,115	—
Securities lending income	—	—	—	—
Total Assets	1,747,815,730	435,333,142	78,792,787	164,203,668
LIABILITIES:
Options written, at value	—	—	—	4,422,467
Due to custodian	—	—	—	—
Due to broker	—	—	—	28,328
Payables:
Investment securities purchased	13,340,384	2,163,304	978,998	2,035,085
Investment advisory fees	686,849	175,926	38,495	104,522
Deferred foreign capital gains tax	—	—	—	—
Fund shares redeemed	—	—	—	—
Collateral for securities on loan	—	—	—	—
Total Liabilities	14,027,233	2,339,230	1,017,493	6,590,402
NET ASSETS	$1,733,788,497	$432,993,912	$77,775,294	$157,613,266
NET ASSETS consist of:
Paid-in capital	$ 1,808,474,684	$ 703,963,677	$ 88,226,203	$ 176,358,938
Par value	320,550	296,000	49,500	78,242
Accumulated distributable earnings (loss)	(75,006,737)	(271,265,765)	(10,500,409)	(18,823,914)
NET ASSETS	$1,733,788,497	$432,993,912	$77,775,294	$157,613,266
NET ASSET VALUE, per share	$54.09	$14.63	$15.71	$20.14
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	32,055,000	29,600,002	4,950,002	7,824,201
Investments, at cost - Unaffiliated	$1,551,683,672	$336,574,316	$79,899,738	$155,640,934
Investments, at cost - Affiliated	$—	$108,928,601	$—	$—
Total investments, at cost	$1,551,683,672	$445,502,917	$79,899,738	$155,640,934
Foreign currency, at cost (proceeds)	$—	$—	$32,024	$262
Securities on loan, at value	$—	$—	$—	$—
Premiums received on options written	$—	$—	$—	$2,341,683

See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)	First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)	First Trust Dorsey Wright International Focus 5 ETF (IFV)

$ 31,288,415	$ 7,794,833,802	$—	$ 316,289,002	$ 51,027,070	$—
—	—	3,195,697,376	—	—	218,062,974
31,288,415	7,794,833,802	3,195,697,376	316,289,002	51,027,070	218,062,974
380,240	7,261,140	3,119,296	760,206	82,335	—
—	—	—	—	—	—

—	—	2,255,856	—	—	1,707,738
6,454	8,502,383	5,377,064	99,935	238,116	295,828
1,189	—	—	—	3,076	—
—	8,868,323	—	—	1,379,259	—
—	—	—	—	—	—
31,676,298	7,819,465,648	3,206,449,592	317,149,143	52,729,856	220,066,540

1,582,257	—	—	—	—	—
—	—	—	—	—	121,999
754	—	—	—	—	—

—	—	2,250,529	—	—	1,706,727
20,788	3,214,496	806,962	173,529	26,970	53,551
—	—	—	—	—	—
—	8,879,842	—	—	1,386,906	—
—	—	—	89,022	—	—
1,603,799	12,094,338	3,057,491	262,551	1,413,876	1,882,277
$ 30,072,499	$ 7,807,371,310	$ 3,203,392,101	$ 316,886,592	$ 51,315,980	$ 218,184,263

$ 32,509,955	$ 8,619,244,207	$ 3,743,756,540	$ 327,236,715	$ 81,884,477	$ 375,253,464
15,500	1,739,500	710,000	66,000	18,500	127,000
(2,452,956)	(813,612,397)	(541,074,439)	(10,416,123)	(30,586,997)	(157,196,201)
$ 30,072,499	$ 7,807,371,310	$ 3,203,392,101	$ 316,886,592	$ 51,315,980	$ 218,184,263
$19.40	$44.88	$45.12	$48.01	$27.74	$17.18
1,550,002	173,950,002	71,000,002	6,600,002	1,850,002	12,700,002
$29,440,177	$7,780,351,561	$—	$291,925,660	$53,628,230	$—
$—	$—	$3,145,616,040	$—	$—	$215,343,107
$29,440,177	$7,780,351,561	$3,145,616,040	$291,925,660	$53,628,230	$215,343,107
$—	$—	$—	$—	$—	$—
$—	$—	$—	$86,469	$—	$—
$759,410	$—	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities (Continued)
March 31, 2023 (Unaudited)
	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)	First Trust International Developed Capital Strength ETF (FICS)
ASSETS:
Investments, at value - Unaffiliated	$—	$ 118,977,519	$ 257,550,794	$ 39,015,973
Investments, at value - Affiliated	252,978,447	—	—	—
Total investments, at value	252,978,447	118,977,519	257,550,794	39,015,973
Cash	—	57,605	243,571	14,238
Foreign currency	—	322,349	406	11,698
Receivables:
Fund shares sold	—	—	—	—
Dividends	737,756	285,355	336,614	158,159
Dividend reclaims	—	283,301	110,609	83,645
Investment securities sold	1,642,727	—	—	15,583
Securities lending income	—	754	54,291	—
Total Assets	255,358,930	119,926,883	258,296,285	39,299,296
LIABILITIES:
Options written, at value	—	—	—	—
Due to custodian	98,372	—	—	—
Due to broker	—	—	—	—
Payables:
Investment securities purchased	—	—	—	—
Investment advisory fees	68,398	60,651	122,049	22,418
Deferred foreign capital gains tax	—	3,762	—	—
Fund shares redeemed	1,646,309	—	—	—
Collateral for securities on loan	—	2,090,750	17,483,915	—
Total Liabilities	1,813,079	2,155,163	17,605,964	22,418
NET ASSETS	$253,545,851	$117,771,720	$240,690,321	$39,276,878
NET ASSETS consist of:
Paid-in capital	$ 329,965,555	$ 126,301,150	$ 294,295,947	$ 40,785,599
Par value	77,000	31,500	56,500	12,500
Accumulated distributable earnings (loss)	(76,496,704)	(8,560,930)	(53,662,126)	(1,521,221)
NET ASSETS	$253,545,851	$117,771,720	$240,690,321	$39,276,878
NET ASSET VALUE, per share	$32.93	$37.39	$42.60	$31.42
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	7,700,002	3,150,002	5,650,002	1,250,002
Investments, at cost - Unaffiliated	$—	$123,841,518	$266,958,233	$36,602,054
Investments, at cost - Affiliated	$248,306,884	$—	$—	$—
Total investments, at cost	$248,306,884	$123,841,518	$266,958,233	$36,602,054
Foreign currency, at cost (proceeds)	$—	$322,986	$406	$11,689
Securities on loan, at value	$—	$2,012,799	$18,124,198	$—
Premiums received on options written	$—	$—	$—	$—

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended March 31, 2023 (Unaudited)
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)	First Trust BuyWrite Income ETF (FTHI)
INVESTMENT INCOME:
Dividends - Unaffiliated	$ 21,961,141	$ 11,873,159	$ 1,470,048	$ 1,360,331
Dividends - Affiliated	—	2,913,727	—	—
Interest	49,633	37,584	—	22,062
Securities lending income (net of fees)	—	—	—	—
Foreign withholding tax	(561,726)	—	(138,361)	(5,818)
Other	9	46	48	6
Total investment income	21,449,057	14,824,516	1,331,735	1,376,581
EXPENSES:
Investment advisory fees	3,943,985	1,374,798	175,890	467,862
Total expenses	3,943,985	1,374,798	175,890	467,862
Fees waived by the investment advisor	—	(275,752)	—	—
Net expenses	3,943,985	1,099,046	175,890	467,862
NET INVESTMENT INCOME (LOSS)	17,505,072	13,725,470	1,155,845	908,719
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(40,328,996)	(24,166,400)	(1,254,384)	(3,458,595)
Investments - Affiliated	—	(629,431)	—	—
In-kind redemptions - Unaffiliated	23,134,223	3,214,374	—	3,095,812
In-kind redemptions - Affiliated	—	(130,228)	—	—
Written options contracts	—	—	—	4,415,128
Foreign currency transactions	—	—	22,579	—
Foreign capital gains tax	—	—	—	—
Net realized gain (loss)	(17,194,773)	(21,711,685)	(1,231,805)	4,052,345
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	353,607,039	25,821,880	7,079,679	12,462,514
Investments - Affiliated	—	4,062,108	—	—
Written options contracts	—	—	—	(3,912,849)
Foreign currency translation	—	—	18,307	6
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	353,607,039	29,883,988	7,097,986	8,549,671
NET REALIZED AND UNREALIZED GAIN (LOSS)	336,412,266	8,172,303	5,866,181	12,602,016
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 353,917,338	$ 21,897,773	$ 7,022,026	$ 13,510,735

See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)	First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

$175,618	$113,009,751	$—	$1,122,194	$1,805,309	$—	$—
—	—	28,739,748	—	—	2,357,124	3,728,306
10,513	245,230	154,882	6,322	2,714	25,244	26,703
—	—	—	—	—	—	—
(112)	—	—	—	—	—	—
—	23	—	19	—	—	—
186,019	113,255,004	28,894,630	1,128,535	1,808,023	2,382,368	3,755,009

124,682	19,561,079	4,681,400	823,462	192,761	263,580	398,886
124,682	19,561,079	4,681,400	823,462	192,761	263,580	398,886
—	—	—	—	—	—	—
124,682	19,561,079	4,681,400	823,462	192,761	263,580	398,886
61,337	93,693,925	24,213,230	305,073	1,615,262	2,118,788	3,356,123

(334,225)	(658,005,171)	—	(7,589,382)	(5,481,184)	—	—
—	—	(21,652,736)	—	—	(15,581,420)	(22,323,635)
512,292	72,177,998	—	8,751,368	703,156	—	—
—	—	13,608,990	—	—	406,145	2,898,829
535,854	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
713,921	(585,827,173)	(8,043,746)	1,161,986	(4,778,028)	(15,175,275)	(19,424,806)

4,401,763	1,714,590,143	—	43,828,362	8,054,055	—	—
—	—	249,042,763	—	—	24,917,948	13,573,013
(1,203,844)	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
3,197,919	1,714,590,143	249,042,763	43,828,362	8,054,055	24,917,948	13,573,013
3,911,840	1,128,762,970	240,999,017	44,990,348	3,276,027	9,742,673	(5,851,793)
$3,973,177	$1,222,456,895	$265,212,247	$45,295,421	$4,891,289	$11,861,461	$(2,495,670)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations (Continued)
For the Six Months Ended March 31, 2023 (Unaudited)
	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)	First Trust International Developed Capital Strength ETF (FICS)
INVESTMENT INCOME:
Dividends - Unaffiliated	$ 1,546,540	$ 758,603	$ 428,556
Dividends - Affiliated	—	—	—
Interest	2,873	9,635	—
Securities lending income (net of fees)	3,247	161,619	—
Foreign withholding tax	(128,774)	(67,317)	(50,255)
Other	26	562	193
Total investment income	1,423,912	863,102	378,494
EXPENSES:
Investment advisory fees	359,494	626,486	106,330
Total expenses	359,494	626,486	106,330
Fees waived by the investment advisor	—	—	—
Net expenses	359,494	626,486	106,330
NET INVESTMENT INCOME (LOSS)	1,064,418	236,616	272,164
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(795,393)	(18,309,058)	(2,901,534)
Investments - Affiliated	—	—	—
In-kind redemptions - Unaffiliated	2,974,908	1,586,411	5,283
In-kind redemptions - Affiliated	—	—	—
Written options contracts	—	—	—
Foreign currency transactions	10,359	8,720	33,343
Foreign capital gains tax	(11,508)	—	—
Net realized gain (loss)	2,178,366	(16,713,927)	(2,862,908)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	20,748,849	62,053,738	8,073,886
Investments - Affiliated	—	—	—
Written options contracts	—	—	—
Foreign currency translation	18,762	8,957	5,081
Deferred foreign capital gains tax	(20,645)	—	—
Net change in unrealized appreciation (depreciation)	20,746,966	62,062,695	8,078,967
NET REALIZED AND UNREALIZED GAIN (LOSS)	22,925,332	45,348,768	5,216,059
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 23,989,750	$ 45,585,384	$ 5,488,223

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)		Multi-Asset Diversified Income Index Fund (MDIV)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022	Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022
OPERATIONS:
Net investment income (loss)	$ 17,505,072	$ 39,013,530	$ 13,725,470	$ 21,144,380
Net realized gain (loss)	(17,194,773)	77,346,934	(21,711,685)	9,377,860
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	353,607,039	(504,758,535)	29,883,988	(63,041,345)
Net increase (decrease) in net assets resulting from operations	353,917,338	(388,398,071)	21,897,773	(32,519,105)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(19,254,180)	(37,869,712)	(15,875,406)	(28,972,326)
Return of capital	—	—	—	(634,126)
Total distributions to shareholders	(19,254,180)	(37,869,712)	(15,875,406)	(29,606,452)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	57,201,416	585,823,081	37,930,273	136,630,172
Cost of shares redeemed	(88,687,034)	(342,711,470)	(57,059,672)	(98,607,101)
Net increase (decrease) in net assets resulting from shareholder transactions	(31,485,618)	243,111,611	(19,129,399)	38,023,071
Total increase (decrease) in net assets	303,177,540	(183,156,172)	(13,107,032)	(24,102,486)
NET ASSETS:
Beginning of period	1,430,610,957	1,613,767,129	446,100,944	470,203,430
End of period	$1,733,788,497	$1,430,610,957	$432,993,912	$446,100,944
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	32,805,000	28,605,000	30,950,002	28,750,002
Shares sold	1,100,000	10,150,000	2,500,000	8,450,000
Shares redeemed	(1,850,000)	(5,950,000)	(3,850,000)	(6,250,000)
Shares outstanding, end of period	32,055,000	32,805,000	29,600,002	30,950,002

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)		First Trust BuyWrite Income ETF (FTHI)		First Trust Nasdaq BuyWrite Income ETF (FTQI)
Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022	Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022	Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022

$ 1,155,845	$ 2,200,759	$ 908,719	$ 434,135	$ 61,337	$ 32,486
(1,231,805)	(407,597)	4,052,345	1,233,335	713,921	528,556
—	—	—	—	—	—
7,097,986	(12,316,027)	8,549,671	(11,115,307)	3,197,919	(2,670,841)
7,022,026	(10,522,865)	13,510,735	(9,447,837)	3,973,177	(2,109,799)

(829,765)	(2,134,072)	(4,738,974)	(4,161,738)	(1,682,602)	(627,504)
—	—	—	—	—	(260,249)
(829,765)	(2,134,072)	(4,738,974)	(4,161,738)	(1,682,602)	(887,753)

27,671,515	17,543,449	88,837,084	58,793,688	14,562,964	15,486,123
—	(3,114,320)	(29,522,467)	(2,232,301)	(5,668,602)	(3,127,943)
27,671,515	14,429,129	59,314,617	56,561,387	8,894,362	12,358,180
33,863,776	1,772,192	68,086,378	42,951,812	11,184,937	9,360,628

43,911,518	42,139,326	89,526,888	46,575,076	18,887,562	9,526,934
$77,775,294	$43,911,518	$157,613,266	$89,526,888	$30,072,499	$18,887,562

3,200,002	2,400,002	4,874,201	2,174,201	1,050,002	450,002
1,750,000	1,000,000	4,500,000	2,800,000	800,000	750,000
—	(200,000)	(1,550,000)	(100,000)	(300,000)	(150,000)
4,950,002	3,200,002	7,824,201	4,874,201	1,550,002	1,050,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Rising Dividend Achievers ETF (RDVY)		First Trust Dorsey Wright Focus 5 ETF (FV)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022	Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022
OPERATIONS:
Net investment income (loss)	$ 93,693,925	$ 153,436,751	$ 24,213,230	$ 28,481,056
Net realized gain (loss)	(585,827,173)	263,719,923	(8,043,746)	817,506,326
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	1,714,590,143	(2,185,334,312)	249,042,763	(1,170,352,406)
Net increase (decrease) in net assets resulting from operations	1,222,456,895	(1,768,177,638)	265,212,247	(324,365,024)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(103,913,891)	(140,979,372)	(25,856,916)	(27,189,651)
Return of capital	—	—	—	—
Total distributions to shareholders	(103,913,891)	(140,979,372)	(25,856,916)	(27,189,651)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	117,683,723	5,962,228,272	492,114,821	2,838,226,345
Cost of shares redeemed	(719,630,196)	(2,501,951,722)	(120,883,441)	(2,588,053,448)
Net increase (decrease) in net assets resulting from shareholder transactions	(601,946,473)	3,460,276,550	371,231,380	250,172,897
Total increase (decrease) in net assets	516,596,531	1,551,119,540	610,586,711	(101,381,778)
NET ASSETS:
Beginning of period	7,290,774,779	5,739,655,239	2,592,805,390	2,694,187,168
End of period	$7,807,371,310	$7,290,774,779	$3,203,392,101	$2,592,805,390
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	187,750,002	120,900,002	63,100,002	58,850,002
Shares sold	2,600,000	120,450,000	10,500,000	59,550,000
Shares redeemed	(16,400,000)	(53,600,000)	(2,600,000)	(55,300,000)
Shares outstanding, end of period	173,950,002	187,750,002	71,000,002	63,100,002

See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)		First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)		First Trust Dorsey Wright International Focus 5 ETF (IFV)
Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022	Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022	Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022

$ 305,073	$ 225,149	$ 1,615,262	$ 1,982,242	$ 2,118,788	$ 5,854,400
1,161,986	11,092,305	(4,778,028)	200,303	(15,175,275)	(9,120,319)
—	—	—	—	—	—
43,828,362	(26,897,678)	8,054,055	(12,779,877)	24,917,948	(51,259,930)
45,295,421	(15,580,224)	4,891,289	(10,597,332)	11,861,461	(54,525,849)

(436,540)	(131,850)	(1,513,731)	(1,904,422)	(1,940,690)	(5,794,666)
—	—	—	—	—	—
(436,540)	(131,850)	(1,513,731)	(1,904,422)	(1,940,690)	(5,794,666)

138,811,251	67,434,447	—	79,279,112	83,381,526	2,531,736
(36,767,757)	(102,287,438)	(19,161,769)	(38,540,592)	(14,329,557)	(67,969,588)
102,043,494	(34,852,991)	(19,161,769)	40,738,520	69,051,969	(65,437,852)
146,902,375	(50,565,065)	(15,784,211)	28,236,766	78,972,740	(125,758,367)

169,984,217	220,549,282	67,100,191	38,863,425	139,211,523	264,969,890
$316,886,592	$169,984,217	$51,315,980	$67,100,191	$218,184,263	$139,211,523

4,450,002	5,400,002	2,500,002	1,250,002	8,650,002	11,650,002
2,950,000	1,550,000	—	2,400,000	4,900,000	150,000
(800,000)	(2,500,000)	(650,000)	(1,150,000)	(850,000)	(3,150,000)
6,600,002	4,450,002	1,850,002	2,500,002	12,700,002	8,650,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)		First Trust Indxx Innovative Transaction & Process ETF (LEGR)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022	Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022
OPERATIONS:
Net investment income (loss)	$ 3,356,123	$ 2,056,794	$ 1,064,418	$ 3,986,062
Net realized gain (loss)	(19,424,806)	51,807,908	2,178,366	(1,524,697)
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	13,573,013	(67,491,422)	20,746,966	(40,908,476)
Net increase (decrease) in net assets resulting from operations	(2,495,670)	(13,626,720)	23,989,750	(38,447,111)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,312,211)	(1,833,976)	(643,860)	(3,919,682)
Return of capital	—	—	—	—
Total distributions to shareholders	(3,312,211)	(1,833,976)	(643,860)	(3,919,682)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	72,174,994	250,484,774	10,419,795	23,904,823
Cost of shares redeemed	(43,300,933)	(217,153,179)	(16,123,694)	(13,920,351)
Net increase (decrease) in net assets resulting from shareholder transactions	28,874,061	33,331,595	(5,703,899)	9,984,472
Total increase (decrease) in net assets	23,066,180	17,870,899	17,641,991	(32,382,321)
NET ASSETS:
Beginning of period	230,479,671	212,608,772	100,129,729	132,512,050
End of period	$253,545,851	$230,479,671	$117,771,720	$100,129,729
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,900,002	6,050,002	3,300,002	3,150,002
Shares sold	2,050,000	6,900,000	300,000	550,000
Shares redeemed	(1,250,000)	(6,050,000)	(450,000)	(400,000)
Shares outstanding, end of period	7,700,002	6,900,002	3,150,002	3,300,002

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)		First Trust International Developed Capital Strength ETF (FICS)
Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022	Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022

$ 236,616	$ 410,956	$ 272,164	$ 504,080
(16,713,927)	(2,031,906)	(2,862,908)	(1,980,077)
—	1,987	—	—
62,062,695	(103,824,955)	8,078,967	(5,651,836)
45,585,384	(105,443,918)	5,488,223	(7,127,833)

(322,070)	(369,695)	(145,425)	(503,611)
—	—	—	—
(322,070)	(369,695)	(145,425)	(503,611)

35,063,532	64,515,646	15,892,337	31,655,094
(12,884,399)	(51,946,180)	(1,354,126)	(14,840,804)
22,179,133	12,569,466	14,538,211	16,814,290
67,442,447	(93,244,147)	19,881,009	9,182,846

173,247,874	266,492,021	19,395,869	10,213,023
$240,690,321	$173,247,874	$39,276,878	$19,395,869

5,150,002	5,000,002	750,002	300,002
850,000	1,250,000	550,000	950,000
(350,000)	(1,100,000)	(50,000)	(500,000)
5,650,002	5,150,002	1,250,002	750,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 43.61	$ 56.42	$ 43.84	$ 40.09	$ 38.38	$ 32.39
Income from investment operations:
Net investment income (loss)	0.55	1.24	1.10	0.93	0.97	0.96
Net realized and unrealized gain (loss)	10.53	(12.83)	12.55	3.77	1.71	5.90
Total from investment operations	11.08	(11.59)	13.65	4.70	2.68	6.86
Distributions paid to shareholders from:
Net investment income	(0.60)	(1.22)	(1.07)	(0.95)	(0.97)	(0.87)
Net asset value, end of period	$54.09	$43.61	$56.42	$43.84	$40.09	$38.38
Total return (a)	25.53%	(20.93)%	31.29%	11.91%	7.21%	21.37%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,733,788	$ 1,430,611	$ 1,613,767	$ 1,245,277	$ 1,010,557	$ 948,172
Ratio of total expenses to average net assets	0.50% (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.22% (b)	2.26%	2.08%	2.28%	2.59%	2.70%
Portfolio turnover rate (c)	12%	36%	38%	49%	37%	27%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Multi-Asset Diversified Income Index Fund (MDIV)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 14.41	$ 16.35	$ 13.52	$ 18.43	$ 18.54	$ 19.22
Income from investment operations:
Net investment income (loss)	0.45	0.72	0.49	0.57	0.83	0.87
Net realized and unrealized gain (loss)	0.30	(1.67)	3.18	(4.52)	0.18	(0.36)
Total from investment operations	0.75	(0.95)	3.67	(3.95)	1.01	0.51
Distributions paid to shareholders from:
Net investment income	(0.53)	(0.97)	(0.64)	(0.79)	(0.77)	(0.76)
Return of capital	—	(0.02)	(0.20)	(0.17)	(0.35)	(0.43)
Total distributions	(0.53)	(0.99)	(0.84)	(0.96)	(1.12)	(1.19)
Net asset value, end of period	$14.63	$14.41	$16.35	$13.52	$18.43	$18.54
Total return (a)	5.13%	(6.25)%	27.50%	(21.89)%	5.74%	2.82%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 432,994	$ 446,101	$ 470,203	$ 440,726	$ 715,985	$ 683,960
Ratio of total expenses to average net assets (b)	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net expenses to average net assets	0.48% (c)	0.48%	0.48%	0.47%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	5.99% (c)	4.40%	3.03%	3.86%	4.58%	4.62%
Portfolio turnover rate (d)	34%	85%	100%	106%	73%	84%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P International Dividend Aristocrats ETF (FID)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 13.72	$ 17.56	$ 14.15	$ 17.11	$ 17.19	$ 18.52
Income from investment operations:
Net investment income (loss)	0.28	0.71	0.62	0.64	0.63	0.85
Net realized and unrealized gain (loss)	1.94	(3.85)	3.43	(2.93)	(0.08)	(1.26)
Total from investment operations	2.22	(3.14)	4.05	(2.29)	0.55	(0.41)
Distributions paid to shareholders from:
Net investment income	(0.23)	(0.70)	(0.64)	(0.67)	(0.63)	(0.92)
Net asset value, end of period	$15.71	$13.72	$17.56	$14.15	$17.11	$17.19
Total return (a)	16.18%	(18.39)%	28.79%	(13.62)%	3.38%	(2.35)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 77,775	$ 43,912	$ 42,139	$ 18,390	$ 19,678	$ 13,753
Ratio of total expenses to average net assets	0.60% (b)	0.60%	0.60%	0.60%	0.60%	0.69% (c)
Ratio of net investment income (loss) to average net assets	3.94% (b)	4.39%	4.10%	4.03%	4.01%	4.70%
Portfolio turnover rate (d)	58%	47%	57%	81%	44%	196% (e)

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	On August 30, 2018, the Fund reduced the annual management fee payable to First Trust, from 0.70% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective August 30, 2018, which resulted in a complete rebalance of the Fund’s portfolio.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust BuyWrite Income ETF (FTHI)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 18.37	$ 21.42	$ 19.12	$ 22.43	$ 23.28	$ 22.54
Income from investment operations:
Net investment income (loss)	0.16 (a)	0.17 (a)	0.12	0.23	0.40	0.35
Net realized and unrealized gain (loss)	2.46	(1.64)	3.14	(2.58)	(0.29)	1.35
Total from investment operations	2.62	(1.47)	3.26	(2.35)	0.11	1.70
Distributions paid to shareholders from:
Net investment income	(0.85)	(1.58)	(0.96)	(0.23)	(0.86)	(0.96)
Return of capital	—	—	—	(0.73)	(0.10)	—
Total distributions	(0.85)	(1.58)	(0.96)	(0.96)	(0.96)	(0.96)
Net asset value, end of period	$20.14	$18.37	$21.42	$19.12	$22.43	$23.28
Total return (b)	14.38%	(7.60)%	17.31%	(10.63)%	0.72%	8.12%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 157,613	$ 89,527	$ 46,575	$ 59,733	$ 80,155	$ 66,898
Ratio of total expenses to average net assets	0.85% (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	1.65% (c)	0.81%	1.29%	1.10%	1.43%	1.34%
Portfolio turnover rate (d)	61%	90% (e)	199%	210%	209%	239%

(a)	Based on average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to lower than expected portfolio rebalancing, which was impacted by high levels of equity volatility and a downtrend in the U.S. equity markets.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq BuyWrite Income ETF (FTQI)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 17.99	$ 21.17	$ 19.23	$ 22.30	$ 22.92	$ 22.27
Income from investment operations:
Net investment income (loss)	0.02	0.06 (a)	0.34	0.21	0.27	0.40
Net realized and unrealized gain (loss)	2.46	(1.83)	2.26	(2.62)	(0.23)	0.91
Total from investment operations	2.48	(1.77)	2.60	(2.41)	0.04	1.31
Distributions paid to shareholders from:
Net investment income	(1.07)	(0.99)	(0.66)	(0.21)	(0.58)	(0.66)
Return of capital	—	(0.42)	—	(0.45)	(0.08)	—
Total distributions	(1.07)	(1.41)	(0.66)	(0.66)	(0.66)	(0.66)
Net asset value, end of period	$19.40	$17.99	$21.17	$19.23	$22.30	$22.92
Total return (b)	14.14%	(9.00)%	13.66%	(10.98)%	0.29%	5.95%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 30,072	$ 18,888	$ 9,527	$ 4,807	$ 8,919	$ 13,751
Ratio of total expenses to average net assets	0.85% (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	0.42% (c)	0.27%	1.16%	0.96%	1.40%	1.32%
Portfolio turnover rate (d)	68%	107% (e)	182%	207%	205%	219%

(a)	Based on average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s index and investment strategy effective May 11, 2022, which resulted in fewer portfolio transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Rising Dividend Achievers ETF (RDVY)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 38.83	$ 47.47	$ 32.67	$ 31.82	$ 31.54	$ 27.84
Income from investment operations:
Net investment income (loss)	0.54	0.82	0.59	0.58	0.54	0.41
Net realized and unrealized gain (loss)	6.10	(8.70)	14.79	0.86	0.27	3.68
Total from investment operations	6.64	(7.88)	15.38	1.44	0.81	4.09
Distributions paid to shareholders from:
Net investment income	(0.59)	(0.76)	(0.58)	(0.59)	(0.53)	(0.39)
Net asset value, end of period	$44.88	$38.83	$47.47	$32.67	$31.82	$31.54
Total return (a)	17.12%	(16.76)%	47.21%	4.61%	2.72%	14.78%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 7,807,371	$ 7,290,775	$ 5,739,655	$ 1,292,097	$ 832,156	$ 690,709
Ratio of total expenses to average net assets	0.49% (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.34% (b)	1.85%	1.43%	1.89%	1.85%	1.50%
Portfolio turnover rate (c)	50%	59%	45%	62%	63%	40%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Focus 5 ETF (FV)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 41.09	$ 45.78	$ 34.10	$ 29.63	$ 30.93	$ 26.17
Income from investment operations:
Net investment income (loss)	0.35	0.46	0.02	0.09	0.11	0.09
Net realized and unrealized gain (loss)	4.06	(4.71)	11.68	4.49	(1.31)	4.83
Total from investment operations	4.41	(4.25)	11.70	4.58	(1.20)	4.92
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.44)	(0.02)	(0.11)	(0.10)	(0.16)
Net asset value, end of period	$45.12	$41.09	$45.78	$34.10	$29.63	$30.93
Total return (a)	10.71%	(9.32)%	34.31%	15.50%	(3.92)%	18.91%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,203,392	$ 2,592,805	$ 2,694,187	$ 2,047,492	$ 2,348,262	$ 2,858,225
Ratio of total expenses to average net assets (b)	0.30% (c)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	1.54% (c)	1.01%	0.04%	0.30%	0.34%	0.30%
Portfolio turnover rate (d)	63%	81%	20%	72%	65%	44%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RBA American Industrial Renaissance® ETF (AIRR)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 38.20	$ 40.84	$ 25.68	$ 26.76	$ 27.93	$ 26.04
Income from investment operations:
Net investment income (loss)	0.05	0.04	0.03	(0.03)	0.10 (a)	0.09
Net realized and unrealized gain (loss)	9.84	(2.66)	15.16	(0.98)	(1.21)	1.88
Total from investment operations	9.89	(2.62)	15.19	(1.01)	(1.11)	1.97
Distributions paid to shareholders from:
Net investment income	(0.08)	(0.02)	(0.03)	(0.07)	(0.06)	(0.08)
Net asset value, end of period	$48.01	$38.20	$40.84	$25.68	$26.76	$27.93
Total return (b)	25.90%	(6.41)%	59.15%	(3.81)%	(3.95)%	7.56%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 316,887	$ 169,984	$ 220,549	$ 47,513	$ 66,900	$ 195,500
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.26% (c)	0.10%	0.07%	(0.18)%	0.40%	0.32%
Portfolio turnover rate (d)	25%	37%	35%	45%	58%	35%

(a)	Based on average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 26.84	$ 31.09	$ 21.06	$ 26.07	$ 25.15	$ 24.54
Income from investment operations:
Net investment income (loss)	0.79	0.88	0.73	0.68	0.78	0.65
Net realized and unrealized gain (loss)	0.81	(4.22)	10.01	(4.95)	0.86	0.59
Total from investment operations	1.60	(3.34)	10.74	(4.27)	1.64	1.24
Distributions paid to shareholders from:
Net investment income	(0.70)	(0.91)	(0.71)	(0.74)	(0.72)	(0.63)
Net asset value, end of period	$27.74	$26.84	$31.09	$21.06	$26.07	$25.15
Total return (a)	5.92%	(11.08)%	51.29%	(16.49)%	6.87%	5.10%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 51,316	$ 67,100	$ 38,863	$ 29,484	$ 44,313	$ 37,727
Ratio of total expenses to average net assets	0.60% (b)	0.60%	0.60%	0.60%	0.60%	0.69% (c)
Ratio of net investment income (loss) to average net assets	5.03% (b)	3.00%	2.54%	2.81%	3.50%	2.79%
Portfolio turnover rate (d)	85%	172%	186%	193%	160%	297% (e)

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	On September 6, 2018, the Fund reduced the annual management fee payable to First Trust, from 0.70% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective September 6, 2018, which resulted in a complete rebalance of the Fund’s portfolio.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright International Focus 5 ETF (IFV)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 16.09	$ 22.74	$ 18.83	$ 19.07	$ 20.33	$ 21.35
Income from investment operations:
Net investment income (loss)	0.18	0.64	0.20	0.56	0.37	0.33
Net realized and unrealized gain (loss)	1.08	(6.66)	3.93	(0.23)	(1.26)	(0.93)
Total from investment operations	1.26	(6.02)	4.13	0.33	(0.89)	(0.60)
Distributions paid to shareholders from:
Net investment income	(0.17)	(0.63)	(0.22)	(0.57)	(0.35)	(0.42)
Return of capital	—	—	—	—	(0.02)	—
Total distributions	(0.17)	(0.63)	(0.22)	(0.57)	(0.37)	(0.42)
Net asset value, end of period	$17.18	$16.09	$22.74	$18.83	$19.07	$20.33
Total return (a)	7.85%	(26.89)%	21.91%	1.75%	(4.42)%	(2.91)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 218,184	$ 139,212	$ 264,970	$ 218,452	$ 453,757	$ 774,665
Ratio of total expenses to average net assets (b)	0.30% (c)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	2.41% (c)	2.92%	0.87%	3.19%	1.89%	1.57%
Portfolio turnover rate (d)	75%	104%	66%	29%	42%	0%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 33.40	$ 35.14	$ 26.17	$ 26.45	$ 28.80	$ 24.36
Income from investment operations:
Net investment income (loss)	0.42	0.31	0.01	0.13	0.22	0.08
Net realized and unrealized gain (loss)	(0.47)	(1.77)	8.97	(0.25)	(2.37)	4.51
Total from investment operations	(0.05)	(1.46)	8.98	(0.12)	(2.15)	4.59
Distributions paid to shareholders from:
Net investment income	(0.42)	(0.28)	(0.01)	(0.16)	(0.20)	(0.15)
Net asset value, end of period	$32.93	$33.40	$35.14	$26.17	$26.45	$28.80
Total return (a)	(0.18)%	(4.18)%	34.32%	(0.46)%	(7.46)%	18.91%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 253,546	$ 230,480	$ 212,609	$ 223,754	$ 468,253	$ 620,537
Ratio of total expenses to average net assets (b)	0.30% (c)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	2.52% (c)	0.91%	0.02%	0.54%	0.79%	0.32%
Portfolio turnover rate (d)	197%	164%	20%	225%	90%	42%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended September 30,				Period Ended 9/30/2018 (a)
		2022	2021	2020	2019
Net asset value, beginning of period	$ 30.34	$ 42.07	$ 31.32	$ 29.32	$ 30.31	$ 29.99
Income from investment operations:
Net investment income (loss)	0.33	1.15	0.61	0.35	0.59	0.26
Net realized and unrealized gain (loss)	6.92	(11.75)	10.70	2.02	(0.93)	0.29
Total from investment operations	7.25	(10.60)	11.31	2.37	(0.34)	0.55
Distributions paid to shareholders from:
Net investment income	(0.20)	(1.13)	(0.56)	(0.37)	(0.65)	(0.23)
Net asset value, end of period	$37.39	$30.34	$42.07	$31.32	$29.32	$30.31
Total return (b)	23.94%	(25.55)%	36.13%	8.13%	(1.08)%	1.87%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 117,772	$ 100,130	$ 132,512	$ 42,280	$ 41,048	$ 50,017
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.65%	0.65%	0.65%	0.65% (c)
Ratio of net investment income (loss) to average net assets	1.92% (c)	2.94%	1.84%	1.12%	1.95%	1.63% (c)
Portfolio turnover rate (d)	8%	23%	46%	25%	35%	53%

(a)	Inception date is January 24, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended September 30,				Period Ended 9/30/2018 (a)
		2022	2021	2020	2019
Net asset value, beginning of period	$ 33.64	$ 53.30	$ 38.89	$ 31.51	$ 32.23	$ 29.91
Income from investment operations:
Net investment income (loss)	0.04	0.08	0.05	0.04	0.17	0.12
Net realized and unrealized gain (loss)	8.98	(19.67) (b)	14.44	7.39	(0.75)	2.31
Total from investment operations	9.02	(19.59)	14.49	7.43	(0.58)	2.43
Distributions paid to shareholders from:
Net investment income	(0.06)	(0.07)	(0.08)	(0.05)	(0.14)	(0.11)
Net asset value, end of period	$42.60	$33.64	$53.30	$38.89	$31.51	$32.23
Total return (c)	26.86%	(36.76)% (b)	37.27%	23.60%	(1.81)%	8.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 240,690	$ 173,248	$ 266,492	$ 120,549	$ 61,443	$ 32,226
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65%	0.65%	0.65%	0.65% (d)
Ratio of net investment income (loss) to average net assets	0.25% (d)	0.17%	0.10%	0.15%	0.68%	0.62% (d)
Portfolio turnover rate (e)	16%	36%	31%	34%	43%	67%

(a)	Inception date is February 21, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	The Fund received a reimbursement from the advisor in the amount of $1,987 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust International Developed Capital Strength ETF (FICS)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022	Period Ended 9/30/2021 (a)
Net asset value, beginning of period	$ 25.86	$ 34.04	$ 30.09
Income from investment operations:
Net investment income (loss)	0.22	0.57	0.36
Net realized and unrealized gain (loss)	5.47	(8.16)	3.93
Total from investment operations	5.69	(7.59)	4.29
Distributions paid to shareholders from:
Net investment income	(0.13)	(0.59)	(0.34)
Net asset value, end of period	$31.42	$25.86	$34.04
Total return (b)	22.00%	(22.50)%	14.25%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 39,277	$ 19,396	$ 10,213
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70% (c)
Ratio of net investment income (loss) to average net assets	1.79% (c)	2.10%	1.29% (c)
Portfolio turnover rate (d)	27%	77%	23%

(a)	Inception date is December 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-three exchange-traded funds that are offering shares. This report covers the fourteen funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).
First Trust NASDAQ Technology Dividend Index Fund – (ticker “TDIV”)
Multi-Asset Diversified Income Index Fund – (ticker “MDIV”)
First Trust S&P International Dividend Aristocrats ETF – (ticker “FID”)
First Trust BuyWrite Income ETF – (ticker “FTHI”)
First Trust Nasdaq BuyWrite Income ETF – (ticker “FTQI”)
First Trust Rising Dividend Achievers ETF – (ticker “RDVY”)
First Trust Dorsey Wright Focus 5 ETF – (ticker “FV”)
First Trust RBA American Industrial Renaissance® ETF – (ticker “AIRR”)
First Trust Dorsey Wright Momentum & Dividend ETF – (ticker “DDIV”)
First Trust Dorsey Wright International Focus 5 ETF – (ticker “IFV”)
First Trust Dorsey Wright Dynamic Focus 5 ETF – (ticker “FVC”)
First Trust Indxx Innovative Transaction & Process ETF – (ticker “LEGR”)
First Trust Nasdaq Artificial Intelligence and Robotics ETF – (ticker “ROBT”)
First Trust International Developed Capital Strength ETF – (ticker “FICS”)
Both TDIV and FICS operate as a non-diversified series of the Trust. Each of MDIV, FID, FTHI, FTQI, RDVY, FV, AIRR, DDIV, IFV, FVC, LEGR and ROBT operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund, except for FTHI and FTQI, seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust NASDAQ Technology Dividend Index Fund
Multi-Asset Diversified Income Index Fund
First Trust S&P International Dividend Aristocrats ETF
First Trust Rising Dividend Achievers ETF
First Trust Dorsey Wright Focus 5 ETF
First Trust RBA American Industrial Renaissance® ETF
First Trust Dorsey Wright Momentum & Dividend ETF
First Trust Dorsey Wright International Focus 5 ETF
First Trust Dorsey Wright Dynamic Focus 5 ETF
First Trust Indxx Innovative Transaction & Process ETF
First Trust Nasdaq Artificial Intelligence and Robotics ETF
First Trust International Developed Capital Strength ETF	Nasdaq Technology DividendTM Index
Nasdaq US Multi-Asset Diversified IncomeTM Index
S&P International Dividend Aristocrats Index
Nasdaq US Rising Dividend AchieversTM Index
Dorsey Wright Focus FiveTM Index
Richard Bernstein Advisors American Industrial Renaissance® Index
Dorsey Wright Momentum Plus Dividend YieldTM Index
Dorsey Wright International Focus FiveTM Index
Dorsey Wright Dynamic Focus FiveTM Index
Indxx Blockchain Index
Nasdaq CTA Artificial Intelligence and RoboticsTM Index
The International Developed Capital StrengthTM Index
FTHI and FTQI are actively managed exchange-traded funds. The primary investment objective of FTHI is to provide current income. FTHI’s secondary investment objective is to provide capital appreciation. Under normal market conditions, FTHI pursues its investment objectives by investing primarily in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Standard & Poor’s 500® Index (the “S&P 500®”). The Fund employs an option strategy in which it writes U.S. exchange-traded call options on the S&P 500® in order to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. The market value of the option strategy may be up to 20% of the Fund’s overall NAV.
The investment objective of FTQI is to provide current income. Under normal market conditions, FTQI pursues its investment objective by investing primarily in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100 Index® (the “Nasdaq-100®”). Under normal market conditions, FTQI will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the components of the Nasdaq Composite

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
Index. FTQI employs an option strategy in which it writes U.S. exchange-traded call options on the Nasdaq-100® in order to seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells an option contract to another party. In exchange for the premiums received in connection with its written U.S. exchange-traded call options on the Nasdaq-100®, FTQI forfeits any upside potential of the Nasdaq-100® above the strike price of the written call options. It is expected that FTQI will distribute premiums to shareholders on a monthly basis. The premiums received from the sale of call options are expected to be FTQI’s primary source of income. Under normal market conditions, FTQI will seek to distribute the majority of the option premiums collected. FTQI does not target a specific income level, but seeks to provide investors with current income primarily from options premiums through writing calls with a notional value of 50-100% of FTQI’s assets.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, preferred stocks, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), exchange-traded funds, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
2)	the type of security;
3)	the size of the holding;
4)	the initial cost of the security;
5)	transactions in comparable securities;
6)	price quotes from dealers and/or third-party pricing services;
7)	relationships among various securities;
8)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
9)	an analysis of the issuer’s financial statements;
10)	the existence of merger proposals or tender offers that might affect the value of the security; and
11)	other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur;
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
9)	other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2023, is included with each Fund’s Portfolio of Investments.
B. Option Contracts
FTHI and FTQI are subject to equity price risk in the normal course of pursuing their investment objectives. FTHI may write (sell) U.S. exchange-traded call options on the S&P 500® and FTQI may write (sell) U.S. exchange-traded call options on the Nasdaq-100®, to hedge against changes in the value of equities. Additionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI may write (sell) call options or put options and FTQI may write (sell) call options (“options”) on all or a portion of the equity securities held in their respective portfolios and on securities indices in their respective portfolios as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
Options written (sold) by FTHI and FTQI will either be exercised, expire, or be canceled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option’s strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. Gain or loss on options is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
The index options that FTHI and FTQI write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option’s expiration date. The stock options that FTHI and FTQI write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a call option, FTHI foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Affiliated Transactions
MDIV, FV, IFV, and FVC invest in securities of affiliated funds. Each Fund’s investment performance and risks are related to the investment performance and risks of the affiliated funds.
Amounts relating to these investments in MDIV at March 31, 2023, and for the six months then ended are:
Security Name	Shares at 3/31/2023	Value at 9/30/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2023	Dividend Income
First Trust Tactical High Yield ETF	2,284,925	$ 91,828,017	$ 9,994,186	$ (14,276,034)	$ 4,062,108	$ (759,659)	$ 90,848,618	$ 2,913,727

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
Amounts relating to these investments in FV at March 31, 2023, and for the six months then ended are:
Security Name	Shares at 3/31/2023	Value at 9/30/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2023	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	12,309,910	$ —	$604,275,106	$ (428,682)	$35,403,734	$3,468	$639,253,626	$ —
First Trust Energy AlphaDEX® Fund	—	581,212,875	89,345,705	(727,944,152)	449,929	56,935,643	—	4,990,364
First Trust Financials AlphaDEX® Fund	—	—	674,340,221	(527,783,992)	—	(146,556,229)	—	3,106,028
First Trust Industrials/Producer Durables AlphaDEX® Fund	11,493,642	505,548,471	97,102,417	(73,621,390)	108,936,945	505,370	638,471,813	2,790,368
First Trust Materials AlphaDEX® Fund	9,738,120	426,900,733	121,957,992	(24,862,085)	110,519,363	1,577,996	636,093,999	4,672,755
First Trust Nasdaq Food & Beverage ETF	23,696,341	532,524,093	148,757,193	(87,819,338)	47,412,827	(3,917,129)	636,957,646	4,968,322
First Trust Nasdaq Oil & Gas ETF	—	541,275,552	105,610,767	(654,159,549)	(76,138,600)	83,411,830	—	8,211,911
First Trust Nasdaq Semiconductor ETF	9,950,938	—	622,900,077	(433,655)	22,458,565	(4,695)	$644,920,292	—
		$2,587,461,724	$2,464,289,478	$(2,097,052,843)	$249,042,763	$(8,043,746)	$3,195,697,376	$28,739,748

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
Amounts relating to these investments in IFV at March 31, 2023, and for the six months then ended are:
Security Name	Shares at 3/31/2023	Value at 9/30/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2023	Dividend Income
First Trust BICK Index Fund	—	$27,247,140	$795,680	$ (30,900,508)	$2,920,019	$ (62,331)	$ —	$ —
First Trust Brazil AlphaDEX® Fund	—	—	41,876,650	(39,225,682)	—	(2,650,968)	—	361,882
First Trust Chindia ETF	—	27,506,086	1,833,202	(28,053,438)	3,006,867	(4,292,717)	—	—
First Trust Dow Jones Global Select Dividend Index Fund	1,898,905	26,988,029	44,995,408	(29,219,743)	7,858,526	(8,637,430)	41,984,790	204,161
First Trust India NIFTY 50 Equal Weight ETF	951,825	29,598,143	17,122,561	(5,429,128)	(1,600,892)	276,448	39,967,132	924,215
First Trust Japan AlphaDEX® Fund	988,597	—	45,222,756	(2,838,939)	2,443,830	(17,610)	44,810,037	230,456
First Trust Latin America AlphaDEX® Fund	2,613,963	27,672,640	19,533,495	(5,059,109)	3,387,044	(302,054)	45,232,016	503,101
First Trust Switzerland AlphaDEX® Fund	755,642	—	45,367,707	(6,712,649)	6,902,554	511,387	46,068,999	133,309
		$139,012,038	$216,747,459	$(147,439,196)	$24,917,948	$(15,175,275)	$218,062,974	$2,357,124
Amounts relating to these investments in FVC at March 31, 2023, and for the six months then ended are:
Security Name	Shares at 3/31/2023	Value at 9/30/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2023	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	658,962	$ —	$33,581,396	$ (1,303,726)	$1,897,811	$44,416	$34,219,897	$ —
First Trust Energy AlphaDEX® Fund	—	31,230,271	28,852,388	(62,591,205)	94,476	2,414,070	—	163,979
First Trust Enhanced Short Maturity ETF	1,376,397	91,338,267	231,980,116	(241,804,655)	(18,027)	413,685	81,909,386	2,173,552
First Trust Financials AlphaDEX® Fund	—	—	57,574,745	(45,299,822)	—	(12,274,923)	—	259,712
First Trust Industrials/Producer Durables AlphaDEX® Fund	615,268	27,164,583	48,780,127	(43,341,617)	4,468,436	(2,893,392)	34,178,137	149,087
First Trust Materials AlphaDEX® Fund	521,292	22,938,522	49,578,219	(38,742,308)	5,338,803	(5,062,443)	34,050,793	275,964
First Trust Nasdaq Food & Beverage ETF	1,268,489	28,614,090	52,663,557	(48,579,102)	3,590,040	(2,191,601)	34,096,984	247,107
First Trust Nasdaq Oil & Gas ETF	—	29,084,238	52,260,542	(78,436,951)	(3,002,391)	94,562	—	458,905
First Trust Nasdaq Semiconductor ETF	532,684	—	34,617,547	(1,328,982)	1,203,865	30,820	34,523,250	—
		$230,369,971	$589,888,637	$(561,428,368)	$13,573,013	$(19,424,806)	$252,978,447	$3,728,306

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
F. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
G. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. During the six months ended March 31, 2023, AIRR, LEGR and ROBT participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
H. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended March 31, 2023, were received as collateral for lending securities.
I. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly for MDIV, FTHI, and FTQI and quarterly for TDIV, FID, RDVY, FV, AIRR, DDIV, IFV, FVC, LEGR, ROBT and FICS or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2022, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust NASDAQ Technology Dividend Index Fund	$ 37,869,712	$ —	$ —
Multi-Asset Diversified Income Index Fund	28,972,326	—	634,126
First Trust S&P International Dividend Aristocrats ETF	2,134,072	—	—
First Trust BuyWrite Income ETF	4,161,738	—	—
First Trust Nasdaq BuyWrite Income ETF	627,504	—	260,249
First Trust Rising Dividend Achievers ETF	140,979,372	—	—
First Trust Dorsey Wright Focus 5 ETF	27,189,651	—	—
First Trust RBA American Industrial Renaissance® ETF	131,850	—	—
First Trust Dorsey Wright Momentum & Dividend ETF	1,904,422	—	—
First Trust Dorsey Wright International Focus 5 ETF	5,794,666	—	—
First Trust Dorsey Wright Dynamic Focus 5 ETF	1,833,976	—	—
First Trust Indxx Innovative Transaction & Process ETF	3,919,682	—	—
First Trust Nasdaq Artificial Intelligence and Robotics ETF	369,695	—	—
First Trust International Developed Capital Strength ETF	503,611	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
As of September 30, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ Technology Dividend Index Fund	$ 3,501,257	$ (208,783,575)	$ (204,387,577)
Multi-Asset Diversified Income Index Fund	—	(226,942,167)	(50,345,965)
First Trust S&P International Dividend Aristocrats ETF	164,542	(5,293,852)	(11,563,360)
First Trust BuyWrite Income ETF	—	(18,375,410)	(9,220,265)
First Trust Nasdaq BuyWrite Income ETF	—	(2,123,105)	(2,620,426)
First Trust Rising Dividend Achievers ETF	15,703,375	(149,050,822)	(1,798,807,954)
First Trust Dorsey Wright Focus 5 ETF	1,291,405	(579,723,679)	(201,997,496)
First Trust RBA American Industrial Renaissance® ETF	142,573	(33,161,068)	(22,256,509)
First Trust Dorsey Wright Momentum & Dividend ETF	221,298	(23,321,490)	(10,864,363)
First Trust Dorsey Wright International Focus 5 ETF	81,382	(144,990,579)	(22,207,775)
First Trust Dorsey Wright Dynamic Focus 5 ETF	222,818	(60,339,002)	(10,572,639)
First Trust Indxx Innovative Transaction & Process ETF	115,148	(4,605,254)	(27,416,714)
First Trust Nasdaq Artificial Intelligence and Robotics ETF	319,975	(23,210,981)	(76,034,434)
First Trust International Developed Capital Strength ETF	20,290	(1,161,324)	(5,722,985)
J. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all of the Funds, with the exception of FICS, taxable years ended 2019, 2020, 2021 and 2022 remain open to federal and state audit. The taxable years ended 2021 and 2022 remain open to federal and state audit for FICS. As of March 31, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
Non-Expiring Capital Loss Carryforward
First Trust NASDAQ Technology Dividend Index Fund	$ 208,783,575
Multi-Asset Diversified Income Index Fund	226,942,167
First Trust S&P International Dividend Aristocrats ETF	5,293,852
First Trust BuyWrite Income ETF	18,375,410
First Trust Nasdaq BuyWrite Income ETF	2,123,105
First Trust Rising Dividend Achievers ETF	149,050,822
First Trust Dorsey Wright Focus 5 ETF	579,723,679
First Trust RBA American Industrial Renaissance® ETF	33,161,068
First Trust Dorsey Wright Momentum & Dividend ETF	23,321,490
First Trust Dorsey Wright International Focus 5 ETF	144,990,579
First Trust Dorsey Wright Dynamic Focus 5 ETF	60,339,002
First Trust Indxx Innovative Transaction & Process ETF	4,605,254
First Trust Nasdaq Artificial Intelligence and Robotics ETF	23,210,981
First Trust International Developed Capital Strength ETF	1,161,324
As of March 31, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ Technology Dividend Index Fund	$ 1,551,683,672	$ 282,595,275	$ (103,754,731)	$ 178,840,544
Multi-Asset Diversified Income Index Fund	445,502,917	29,928,415	(45,257,601)	(15,329,186)
First Trust S&P International Dividend Aristocrats ETF	79,899,738	1,880,704	(5,790,946)	(3,910,242)
First Trust BuyWrite Income ETF	153,299,251	7,760,595	(6,231,199)	1,529,396
First Trust Nasdaq BuyWrite Income ETF	28,680,767	2,530,577	(1,505,186)	1,025,391
First Trust Rising Dividend Achievers ETF	7,780,351,561	419,002,575	(404,520,334)	14,482,241
First Trust Dorsey Wright Focus 5 ETF	3,145,616,040	90,265,362	(40,184,026)	50,081,336
First Trust RBA American Industrial Renaissance® ETF	291,925,660	38,899,625	(14,536,283)	24,363,342
First Trust Dorsey Wright Momentum & Dividend ETF	53,628,230	1,849,428	(4,450,588)	(2,601,160)
First Trust Dorsey Wright International Focus 5 ETF	215,343,107	9,346,384	(6,626,517)	2,719,867
First Trust Dorsey Wright Dynamic Focus 5 ETF	248,306,884	4,946,843	(275,280)	4,671,563
First Trust Indxx Innovative Transaction & Process ETF	123,841,518	9,146,882	(14,010,881)	(4,863,999)
First Trust Nasdaq Artificial Intelligence and Robotics ETF	266,958,233	20,450,940	(29,858,379)	(9,407,439)
First Trust International Developed Capital Strength ETF	36,602,054	3,517,659	(1,103,740)	2,413,919
K. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of advisory fees, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), taxes, interest, and extraordinary expenses, which are paid by each respective Fund. See Note 3 relating to a reduction in MDIV’s annual unitary management fee. Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
First Trust has entered into licensing agreements with the following “Licensors” for the respective Funds:
Fund	Licensor
First Trust NASDAQ Technology Dividend Index Fund	Nasdaq, Inc.
Multi-Asset Diversified Income Index Fund	Nasdaq, Inc.
First Trust S&P International Dividend Aristocrats ETF	S&P Dow Jones Indices, LLC
First Trust Rising Dividend Achievers ETF	Nasdaq, Inc.
First Trust Dorsey Wright Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust RBA American Industrial Renaissance® ETF	Richard Bernstein Advisors LLC
First Trust Dorsey Wright Momentum & Dividend ETF	Nasdaq, Inc.
First Trust Dorsey Wright International Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust Dorsey Wright Dynamic Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust Indxx Innovative Transaction & Process ETF	Indxx, Inc.
First Trust Nasdaq Artificial Intelligence and Robotics ETF	Nasdaq, Inc.
First Trust International Developed Capital Strength ETF	Nasdaq, Inc.
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee. Effective November 1, 2022, the annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:
Breakpoints	TDIV	RDVY	FV	AIRR
Fund net assets up to and including $2.5 billion	0.5000%	0.5000%	0.3000%	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.4875%	0.2925%	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.4750%	0.2850%	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.4625%	0.2775%	0.6475%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.4500%	0.2700%	0.6300%
Fund net assets greater than $15 billion	0.4250%	0.4250%	0.2550%	0.5950%

Breakpoints	DDIV	IFV	FVC
Fund net assets up to and including $2.5 billion	0.600%	0.3000%	0.3000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.2925%	0.2925%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.2850%	0.2850%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.2775%	0.2775%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%	0.2700%	0.2700%
Fund net assets greater than $15 billion	0.510%	0.2550%	0.2550%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
Breakpoints	MDIV	FID	FTHI	FTQI
Fund net assets up to and including $2.5 billion	0.600%	0.600%	0.85000%	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%	0.82875%	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%	0.80750%	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%	0.78625%	0.78625%
Fund net assets greater than $10 billion	0.540%	0.540%	0.76500%	0.76500%

Breakpoints	LEGR	ROBT	FICS
Fund net assets up to and including $2.5 billion	0.65000%	0.65000%	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.63375%	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.61750%	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.60125%	0.6475%
Fund net assets greater than $10 billion	0.58500%	0.58500%	0.6300%
Prior to November 1, 2022, the Funds paid First Trust an annual unitary management fee based on each Fund’s average daily net assets at the following rates:
First Trust NASDAQ Technology Dividend Index Fund	0.50%
Multi-Asset Diversified Income Index Fund	0.60%
First Trust S&P International Dividend Aristocrats ETF	0.60%
First Trust BuyWrite Income ETF	0.85%
First Trust Nasdaq BuyWrite Income ETF	0.85%
First Trust Rising Dividend Achievers ETF	0.50%
First Trust Dorsey Wright Focus 5 ETF	0.30%
First Trust RBA American Industrial Renaissance® ETF	0.70%
First Trust Dorsey Wright Momentum & Dividend ETF	0.60%
First Trust Dorsey Wright International Focus 5 ETF	0.30%
First Trust Dorsey Wright Dynamic Focus 5 ETF	0.30%
First Trust Indxx Innovative Transaction & Process ETF	0.65%
First Trust Nasdaq Artificial Intelligence and Robotics ETF	0.65%
First Trust International Developed Capital Strength ETF	0.70%
In addition, MDIV, FV, IFV, and FVC incur pro rata share of fees and acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses.
During the fiscal year ended September 30, 2022, ROBT received a payment from the Advisor of $1,987 in connection with a trade error.
Pursuant to a contractual agreement between the Trust, on behalf of MDIV, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the management fees earned by MDIV on assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) the termination of MDIV’s investment management agreement with First Trust; however, it is expected to remain in place at least until January 31, 2024. First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust. For the six months ended March 31, 2023, MDIV waived $275,752 of management fees.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$ 189,374,438	$ 191,005,867
Multi-Asset Diversified Income Index Fund	155,908,978	155,007,655
First Trust S&P International Dividend Aristocrats ETF	38,373,894	33,502,372
First Trust BuyWrite Income ETF	68,296,373	69,296,373
First Trust Nasdaq BuyWrite Income ETF	19,340,307	19,855,494
First Trust Rising Dividend Achievers ETF	3,964,071,923	3,972,949,531
First Trust Dorsey Wright Focus 5 ETF	1,972,829,907	1,976,329,621
First Trust RBA American Industrial Renaissance® ETF	60,746,133	61,348,422
First Trust Dorsey Wright Momentum & Dividend ETF	54,881,064	54,702,231
First Trust Dorsey Wright International Focus 5 ETF	133,383,526	133,102,227
First Trust Dorsey Wright Dynamic Focus 5 ETF	517,787,607	518,177,200
First Trust Indxx Innovative Transaction & Process ETF	8,706,913	8,728,252
First Trust Nasdaq Artificial Intelligence and Robotics ETF	31,417,536	30,845,457
First Trust International Developed Capital Strength ETF	9,038,216	8,230,722

For the six months ended March 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$ 57,048,975	$ 88,462,931
Multi-Asset Diversified Income Index Fund	37,717,808	56,667,487
First Trust S&P International Dividend Aristocrats ETF	21,778,156	—
First Trust BuyWrite Income ETF	88,877,212	29,061,160
First Trust Nasdaq BuyWrite Income ETF	14,365,188	5,582,060
First Trust Rising Dividend Achievers ETF	116,948,155	716,674,290
First Trust Dorsey Wright Focus 5 ETF	491,459,571	120,723,222
First Trust RBA American Industrial Renaissance® ETF	138,602,629	36,686,736
First Trust Dorsey Wright Momentum & Dividend ETF	—	19,095,034
First Trust Dorsey Wright International Focus 5 ETF	83,363,933	14,336,969
First Trust Dorsey Wright Dynamic Focus 5 ETF	72,101,030	43,251,168
First Trust Indxx Innovative Transaction & Process ETF	8,949,516	14,767,009
First Trust Nasdaq Artificial Intelligence and Robotics ETF	34,031,567	12,097,135
First Trust International Developed Capital Strength ETF	15,031,797	1,347,248
5. Derivative Transactions
The following tables present the type of derivatives held by each Fund at March 31, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
FTHI
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Options	Equity Risk	—	$ —	Options written, at value	$ 4,422,467
FTQI
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Options	Equity Risk	—	$ —	Options written, at value	$ 1,582,257
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended March 31, 2023, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
	Equity Risk
Statements of Operations Location	FTHI	FTQI
Net realized gain (loss) on Written options contracts	$4,415,128	$535,854
Net change in unrealized gain (loss) on Written options contracts	(3,912,849)	(1,203,844)
During the six months ended March 31, 2023, for FTHI, the premiums for written options opened were $9,276,611, and the premiums for written options closed, exercised and expired were $8,846,339.
During the six months ended March 31, 2023, for FTQI, the premiums for written options opened were $3,392,445, and the premiums for written options closed, exercised and expired were $3,087,539.
FTHI and FTQI do not have the right to offset on financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2024.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreements
Board Considerations Regarding Approval of Amendments to the Investment Management Agreements
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the amendment (as applicable to a specific Fund, the “Amendment” and collectively, the “Amendments”) of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following fourteen series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Multi-Asset Diversified Income Index Fund (MDIV)
First Trust S&P International Dividend Aristocrats ETF (FID)
First Trust BuyWrite Income ETF (FTHI)
First Trust Nasdaq BuyWrite Income ETF (FTQI)
First Trust Rising Dividend Achievers ETF (RDVY)
First Trust Dorsey Wright Focus 5 ETF (FV)
First Trust RBA American Industrial Renaissance® ETF (AIRR)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
First Trust Dorsey Wright International Focus 5 ETF (IFV)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
First Trust International Developed Capital Strength ETF (FICS)
The Board approved the Amendment for each Fund at a meeting held on October 24, 2022.  As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendments at meetings held on April 18, 2022, June 12–13, 2022 and September 18–19, 2022.  Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendments, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the October meeting.
In reviewing the Amendment for each Fund, the Board considered that the purpose of the Amendments is to modify the unitary fee rate for each Fund under the applicable Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by each Fund to the Advisor will be reduced as assets of such Fund meet certain thresholds.  The Board noted the Advisor’s representations that the quality and quantity of the services provided to each Fund by the Advisor under the applicable Agreement will not be reduced or modified as a result of the applicable Amendment, and that the obligations of the Advisor under each Agreement will remain the same in all respects.
The Board noted that it, including the Independent Trustees, last approved the continuation of the applicable Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12–13, 2022.  The Board noted that in connection with such approval it had determined for each Fund, based upon the information provided, that the terms of the applicable Agreement were fair and reasonable and that the continuation of the applicable Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
Based on all of the information considered, the Board, including the Independent Trustees, unanimously determined that the terms of the Amendments are fair and reasonable and that the Amendments are in the best interests of each Fund.

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund VI

Book 2

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)

First Trust Dorsey Wright Momentum & Value ETF (DVLU)

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)

Semi-Annual Report
For the Six Months Ended
March 31, 2023

First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2023

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
March 31, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended March 31, 2023.
I am constantly amazed by the depth and breadth of innovation that occurs when people from different geographic, economic, cultural, and educational backgrounds come together to solve problems. Many of the greatest companies to ever exist found their humble beginnings in the simple premise that problems are best solved through ingenuity and cooperation. That idea is still alive and well today, in my opinion. Take, as examples, the recent flood of interest sparked by artificial intelligence programs, advances in robotics, new medicines, more fuel-efficient gasoline engines, electric and hybrid vehicles, quantum computing, developments in wind and solar power; the list goes on and on. That said, the global economy is facing serious issues such as stubborn inflation and the specter of slowing economic growth to name a few.
As many investors know, the global financial system is currently navigating the fallout of the banking crisis that took lending markets by storm in March 2023. The turmoil that started in the U.S. with the failure of Silicon Valley Bank quickly spread around the globe, leading the Swiss government to broker the merger of two of Switzerland’s largest banks. In the U.S., the Federal Reserve (the “Fed”) created the Bank Term Funding Program, which allocated capital to help assure that banks can meet the needs of their depositors. Furthermore, inflation remains elevated on a global scale. Each of the countries that comprise the so-called Group of Ten is currently battling levels of inflation that are higher than the targets set by their central banks, according to data from Bloomberg. Additionally, political unrest stemming from the war between Russia and Ukraine remains a significant factor, with the potential to disturb global fuel and energy supplies as well as provoke interference from other foreign powers.
In the U.S., inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 5.0% as of March 31, 2023, well above the Fed’s stated goal of 2.0%. Despite signals pointing to a potential slowdown in economic growth in the U.S., the Fed stayed the course with regards to interest rate policy. Since February 28, 2022, the Fed raised the Federal Funds target rate (upper bound) a total of nine times, increasing the rate from 0.25%, where it stood on February 28, 2022, to 5.00% as of March 31, 2023.
Global markets have been resilient over time, and the S&P 500® Index has never failed to recover from a bear market. While the issues plaguing the U.S. and global economies are severe, they are not insurmountable, in my view. As Brian Wesbury, Chief Economist at First Trust, recently wrote: “what made America strong is…its human resources and freedom.” We will continue to work the problems before us with ingenuity and resolve, as we always have.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2023
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The latest global growth forecast from the International Monetary Fund (“IMF”) released in April 2023 sees real gross domestic product growth rising by 2.8% worldwide in 2023, down from its 2.9% projection in January 2023. The IMF is calling for a 1.6% growth rate for the U.S., up from its January 2023 estimate of 1.4%. Emerging Market and Developing Economies are expected to grow by 3.9% this year, down from the IMF’s 4.0% estimate in January 2023. The IMF notes that risks to their global outlook are squarely to the downside, especially given the recent turmoil in the Financials sector as well as stubbornly high inflation.
In the U.S., inflation, as measured by the Consumer Price Index (“CPI”), stood at 5.0% on a trailing 12-month basis at the end of March 2023, according to the U.S. Bureau of Labor Statistics. While this is significantly lower than the most recent high of 9.1% in June 2022, the CPI remains above its 30-year average of 2.5% as of March 31, 2023, and even further from the Federal Reserve’s (the “Fed”) target of 2.0%.
Performance of Global Stocks and Bonds
The major U.S. stock indices delivered positive results over the past six months. The S&P 500® (the “Index”), S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 15.62%, 15.00% and 12.00%, respectively, for the six-month period ended March 31, 2023. Each of the 11 major sectors that comprise the Index were up on a total return basis. The top performer was the Information Technology sector, up 27.59%, while the worst showing came from the Consumer Discretionary sector, up 4.31%.
A Bloomberg survey of twenty-four equity strategists found that their average 2023 year-end price target for the Index was 4,025, as of April 19, 2023, according to its own release. The highest and lowest estimates were 4,750 and 3,225, respectively. Brian Wesbury, Chief Economist at First Trust, announced in December 2022 that his 2023 year-end price target stood at 3,900. The Index closed trading on March 31, 2023, at 4,109. The outlook for corporate earnings in 2023 has turned negative. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for the 2023 and 2024 calendar years stood at -2.67% and 11.56%, respectively, as of April 21, 2023.
The broader foreign stock indices posted positive total returns over the past six months. Between September 30, 2022, and March 31, 2023, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of 25.50% (USD) and 14.04% (USD), respectively, according to Bloomberg. The major foreign bond indices were also up over the same period. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of 7.69% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt increased by 9.87% (USD), according to Bloomberg. The U.S. dollar fell by 8.57% over the past six months against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The sizable decline in the dollar provided a boost to the performance of both foreign stock and bond indices, in our opinion.
Results were also positive in the U.S. bond market over the period. The top performing major debt group we track was long-term municipal bonds. The Bloomberg Municipal Bond: Long Bond (22+ Years) Index posted a total return of 9.68% for the six-month period ended March 31, 2023. The worst-performing U.S. debt group that we track was intermediate U.S. Treasuries. The Bloomberg U.S. Treasury: Intermediate Index posted a total return of 3.31%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) fell by 36 basis points in the period to close at 3.47% on March 31, 2023, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.19% for the 10-year period ended March 31, 2023.

Fund Performance Overview (Unaudited)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
The First Trust SMID Cap Rising Dividend Achievers ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the index. The Index is designed to provide access to a diversified portfolio of 100 small and mid cap companies with a history of raising their dividends and exhibit the characteristics to continue to do so in the future. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “SDVY.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	5 Years Ended 3/31/23	Inception (11/1/17) to 3/31/23	5 Years Ended 3/31/23	Inception (11/1/17) to 3/31/23
Fund Performance
NAV	17.02%	-1.67%	7.07%	7.35%	40.73%	46.75%
Market Price	17.02%	-1.67%	7.05%	7.35%	40.59%	46.75%
Index Performance
Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index	17.45%	-1.13%	7.72%	8.00%	45.01%	51.66%
S&P 1000® Index	14.10%	-6.24%	7.26%	7.40%	41.96%	47.12%
(See Notes to Fund Performance Overview on page 10.)

Nasdaq® and Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY) (Continued)
Sector Allocation	% of Total Investments
Financials	30.5%
Industrials	25.1
Consumer Discretionary	13.7
Information Technology	10.1
Energy	9.4
Materials	6.1
Communication Services	2.1
Consumer Staples	2.0
Real Estate	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Ally Financial, Inc.	1.1%
AGCO Corp.	1.1
Popular, Inc.	1.1
Synovus Financial Corp.	1.1
Civitas Resources, Inc.	1.1
Cal-Maine Foods, Inc.	1.1
Magnolia Oil & Gas Corp., Class A	1.1
SM Energy Co.	1.1
Commercial Metals Co.	1.1
Interpublic Group of (The) Cos., Inc.	1.1
Total	11.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
The First Trust Dorsey Wright Momentum & Value ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Value™ Index (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is a rules-based equity index designed to track the overall performance of the 50 most undervalued stocks comprising the Nasdaq US Large Mid Cap Index™ that exhibit high levels of “relative strength.” A relative strength analysis is a momentum-based investment strategy that emphasizes a security’s forward price momentum in the security selection process.  The Index is owned and was developed by Nasdaq, Inc. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “DVLU.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	Inception (9/5/18) to 3/31/23	Inception (9/5/18) to 3/31/23
Fund Performance
NAV	10.33%	-11.18%	4.14%	20.35%
Market Price	10.22%	-11.25%	4.13%	20.29%
Index Performance
Dorsey Wright Momentum Plus Value™ Index	10.72%	-10.62%	4.79%	23.84%
S&P 500® Index	15.62%	-7.73%	9.93%	54.07%
(See Notes to Fund Performance Overview on page 10.)

Nasdaq® and Dorsey Wright Momentum Plus Value™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Value ETF (DVLU) (Continued)
Sector Allocation	% of Total Investments
Financials	26.0%
Materials	21.4
Health Care	13.0
Industrials	10.9
Energy	10.5
Consumer Discretionary	6.9
Utilities	3.4
Information Technology	2.9
Communication Services	2.6
Consumer Staples	2.4
Total	100.0%
Top Ten Holdings	% of Total Investments
Builders FirstSource, Inc.	3.7%
Reliance Steel & Aluminum Co.	3.3
Marathon Petroleum Corp.	3.3
Penske Automotive Group, Inc.	3.2
Tenet Healthcare Corp.	3.1
Westlake Corp.	2.9
Phillips 66	2.9
United States Steel Corp.	2.8
Unum Group	2.8
UFP Industries, Inc.	2.7
Total	30.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
The First Trust Dorsey Wright Momentum & Low Volatility ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Low Volatility™ Index (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is a rules-based equity index designed to track the overall performance of the 50 stocks comprising the Nasdaq US Large Mid Cap Index™ that exhibit the lowest levels of volatility while still maintaining high levels of “relative strength.” A relative strength analysis is a momentum-based investment strategy that emphasizes a security’s forward price momentum in the security selection process. The Index is owned and was developed by Nasdaq, Inc. The shares of the Fund are listed and traded on The Nasdaq Stock Exchange LLC, under the ticker symbol “DVOL.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/23	1 Year Ended 3/31/23	Inception (9/5/18) to 3/31/23	Inception (9/5/18) to 3/31/23
Fund Performance
NAV	7.67%	-9.23%	6.77%	34.89%
Market Price	7.54%	-9.30%	6.76%	34.84%
Index Performance
Dorsey Wright Momentum Plus Low Volatility™ Index	8.02%	-8.71%	7.45%	38.86%
S&P 500® Index	15.62%	-7.73%	9.93%	54.07%
(See Notes to Fund Performance Overview on page 10.)

Nasdaq® and Dorsey Wright Momentum Plus Low Volatility™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL) (Continued)
Sector Allocation	% of Total Investments
Health Care	25.3%
Financials	25.0
Industrials	16.5
Consumer Staples	12.9
Consumer Discretionary	8.5
Real Estate	5.9
Utilities	3.7
Materials	2.2
Total	100.0%
Top Ten Holdings	% of Total Investments
Hershey (The) Co.	3.4%
McDonald’s Corp.	3.2
Republic Services, Inc.	3.1
Bristol-Myers Squibb Co.	3.1
Waste Management, Inc.	3.1
Chemed Corp.	3.0
Merck & Co., Inc.	3.0
AbbVie, Inc.	2.8
Procter & Gamble (The) Co.	2.8
Yum! Brands, Inc.	2.7
Total	30.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Nasdaq® and Dorsey Wright Momentum Plus Low Volatility™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Notes to Fund Performance Overview  (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2023 (Unaudited)
As a shareholder of First Trust SMID Cap Rising Dividend Achievers ETF, First Trust Dorsey Wright Momentum & Value ETF, or First Trust Dorsey Wright Momentum & Low Volatility ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Actual	$1,000.00	$1,170.20	0.60%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Actual	$1,000.00	$1,103.30	0.60%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Actual	$1,000.00	$1,076.70	0.60%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (October 1, 2022 through March 31, 2023), multiplied by 182/365 (to reflect the six-month period).

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Automobiles – 1.0%
182,365	Winnebago Industries, Inc.	$10,522,461
	Banks – 15.2%
285,807	Bank OZK	9,774,599
486,710	Cadence Bank	10,104,100
284,660	Cathay General Bancorp	9,826,463
232,513	Comerica, Inc.	10,095,714
285,375	Eagle Bancorp, Inc.	9,551,501
186,491	East West Bancorp, Inc.	10,350,250
913,556	First BanCorp	10,432,810
1,340,282	First Foundation, Inc.	9,985,101
238,365	International Bancshares Corp.	10,206,789
398,674	OFG Bancorp	9,942,930
408,407	Pacific Premier Bancorp, Inc.	9,809,936
200,317	Popular, Inc.	11,500,199
371,214	Synovus Financial Corp.	11,444,528
538,095	Veritex Holdings, Inc.	9,825,615
140,453	Wintrust Financial Corp.	10,246,046
339,661	Zions Bancorp N.A.	10,166,054
		163,262,635
	Building Products – 3.0%
128,209	Advanced Drainage Systems, Inc.	10,796,480
113,448	Owens Corning	10,868,318
131,482	UFP Industries, Inc.	10,448,875
		32,113,673
	Capital Markets – 2.0%
90,282	Evercore, Inc., Class A	10,416,737
186,180	Stifel Financial Corp.	11,001,376
		21,418,113
	Chemicals – 1.0%
96,862	Westlake Corp.	11,234,055
	Commercial Services & Supplies – 1.0%
73,542	Tetra Tech, Inc.	10,804,055
	Communications Equipment – 1.0%
326,024	Juniper Networks, Inc.	11,221,746
	Construction & Engineering – 1.0%
123,678	AECOM	10,428,529
	Consumer Finance – 3.0%
456,983	Ally Financial, Inc.	11,648,497
850,427	SLM Corp.	10,536,790
357,534	Synchrony Financial	10,397,089
		32,582,376
	Electrical Equipment – 2.0%
43,589	Hubbell, Inc.	10,605,640
Shares	Description	Value

	Electrical Equipment (Continued)
74,174	Regal Rexnord Corp.	$10,438,507
		21,044,147
	Electronic Equipment, Instruments & Components – 4.1%
109,355	Advanced Energy Industries, Inc.	10,716,790
461,330	Benchmark Electronics, Inc.	10,928,908
40,498	Littelfuse, Inc.	10,857,109
485,438	Vishay Intertechnology, Inc.	10,980,607
		43,483,414
	Financial Services – 6.1%
434,193	Equitable Holdings, Inc.	11,024,160
276,652	Essent Group Ltd.	11,079,913
292,889	Jackson Financial, Inc., Class A	10,956,978
822,127	MGIC Investment Corp.	11,032,944
500,057	Radian Group, Inc.	11,051,260
134,190	Walker & Dunlop, Inc.	10,221,252
		65,366,507
	Food Products – 1.0%
186,555	Cal-Maine Foods, Inc.	11,359,334
	Ground Transportation – 2.0%
59,399	Landstar System, Inc.	10,647,865
389,082	Schneider National, Inc., Class B	10,407,943
		21,055,808
	Household Durables – 6.0%
172,304	Century Communities, Inc.	11,013,672
384,178	Ethan Allen Interiors, Inc.	10,549,528
356,406	La-Z-Boy, Inc.	10,364,286
277,477	MDC Holdings, Inc.	10,785,531
184,602	PulteGroup, Inc.	10,758,604
175,754	Toll Brothers, Inc.	10,550,513
		64,022,134
	Insurance – 4.1%
87,445	American Financial Group, Inc.	10,624,568
317,229	Fidelity National Financial, Inc.	11,080,809
145,537	Principal Financial Group, Inc.	10,816,310
277,515	Unum Group	10,978,493
		43,500,180
	Leisure Products – 1.0%
185,909	Sturm Ruger & Co., Inc.	10,678,613
	Machinery – 8.2%
85,599	AGCO Corp.	11,572,985
92,267	Crane Holdings Co.	10,472,304
151,468	Graco, Inc.	11,058,679
47,215	IDEX Corp.	10,908,081
129,215	ITT, Inc.	11,151,254
144,870	Mueller Industries, Inc.	10,645,048
44,139	Snap-on, Inc.	10,897,478

See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
224,810	Terex Corp.	$10,876,308
		87,582,137
	Marine Transportation – 1.9%
223,377	Eagle Bulk Shipping, Inc.	10,163,653
169,768	Matson, Inc.	10,130,057
		20,293,710
	Media – 2.1%
303,399	Interpublic Group of (The) Cos., Inc.	11,298,579
118,233	Omnicom Group, Inc.	11,154,101
		22,452,680
	Metals & Mining – 4.1%
70,233	Alpha Metallurgical Resources, Inc.	10,956,348
231,241	Commercial Metals Co.	11,307,685
42,173	Reliance Steel & Aluminum Co.	10,827,496
97,835	Steel Dynamics, Inc.	11,061,225
		44,152,754
	Oil, Gas & Consumable Fuels – 9.4%
286,371	California Resources Corp.	11,025,284
83,829	Chord Energy Corp.	11,283,383
166,271	Civitas Resources, Inc.	11,362,960
191,181	CONSOL Energy, Inc.	11,140,117
348,336	EQT Corp.	11,115,402
518,643	Magnolia Oil & Gas Corp., Class A	11,347,909
234,969	Matador Resources, Co.	11,196,273
402,296	SM Energy Co.	11,328,655
6,254	Texas Pacific Land Corp.	10,638,179
		100,438,162
	Paper & Forest Products – 0.9%
186,757	Louisiana-Pacific Corp.	10,124,097
	Personal Care Products – 1.0%
99,539	Medifast, Inc.	10,319,208
	Professional Services – 4.0%
233,178	Genpact Ltd.	10,777,487
87,701	Insperity, Inc.	10,660,057
593,945	Resources Connection, Inc.	10,132,702
138,374	Robert Half International, Inc.	11,148,793
		42,719,039
	Real Estate Management & Development – 1.0%
330,826	Marcus & Millichap, Inc.	10,622,823
Shares	Description	Value

	Semiconductors & Semiconductor Equipment – 4.0%
408,324	Amkor Technology, Inc.	$10,624,590
89,516	Skyworks Solutions, Inc.	10,561,098
97,092	Teradyne, Inc.	10,438,361
71,718	Universal Display Corp.	11,125,613
		42,749,662
	Specialty Retail – 2.9%
132,608	Best Buy Co., Inc.	10,379,228
290,149	Buckle (The), Inc.	10,355,418
70,298	Dick’s Sporting Goods, Inc.	9,974,583
		30,709,229
	Technology Hardware, Storage & Peripherals – 1.0%
165,518	NetApp, Inc.	10,568,324
	Textiles, Apparel & Luxury Goods – 2.8%
118,698	Columbia Sportswear Co.	10,711,307
304,666	Movado Group, Inc.	8,765,241
287,908	Steven Madden Ltd.	10,364,688
		29,841,236
	Trading Companies & Distributors – 2.0%
166,570	Boise Cascade Co.	10,535,552
34,380	Watsco, Inc.	10,938,341
		21,473,893
	Total Investments – 99.8%	1,068,144,734
	(Cost $1,086,442,976)
	Net Other Assets and Liabilities – 0.2%	2,041,620
	Net Assets – 100.0%	$1,070,186,354

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,068,144,734	$ 1,068,144,734	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.0%
	Banks – 0.9%
2,552	Wintrust Financial Corp.	$186,168
	Beverages – 2.4%
9,139	Molson Coors Beverage Co., Class B	472,304
	Building Products – 6.4%
8,335	Builders FirstSource, Inc. (a)	739,982
6,790	UFP Industries, Inc.	539,601
		1,279,583
	Capital Markets – 4.7%
8,779	Franklin Resources, Inc.	236,506
600	Goldman Sachs Group (The), Inc.	196,266
15,171	Invesco, Ltd.	248,805
7,799	Jefferies Financial Group, Inc.	247,540
		929,117
	Chemicals – 6.0%
7,784	Chemours (The) Co.	233,053
6,746	Olin Corp.	374,403
5,023	Westlake Corp.	582,568
		1,190,024
	Consumer Finance – 5.1%
14,255	OneMain Holdings, Inc.	528,575
16,682	Synchrony Financial	485,113
		1,013,688
	Containers & Packaging – 1.4%
10,902	Graphic Packaging Holding Co.	277,892
	Electric Utilities – 1.1%
14,100	PG&E Corp. (a)	227,997
	Electronic Equipment, Instruments & Components – 1.7%
3,751	Jabil, Inc.	330,688
	Financial Services – 2.4%
18,921	Equitable Holdings, Inc.	480,404
	Ground Transportation – 2.0%
7,241	Knight-Swift Transportation Holdings, Inc.	409,696
	Health Care Providers & Services – 10.6%
4,611	Cardinal Health, Inc.	348,131
5,076	Centene Corp. (a)	320,854
758	Cigna (The) Group	193,692
5,540	CVS Health Corp.	411,677
617	McKesson Corp.	219,683
10,434	Tenet Healthcare Corp. (a)	619,988
		2,114,025
Shares	Description	Value

	Hotels, Restaurants & Leisure – 1.0%
1,462	Marriott Vacations Worldwide Corp.	$197,165
	Independent Power & Renewable Electricity Producers – 2.2%
18,543	Vistra Energy Corp.	445,032
	Insurance – 12.0%
5,306	American International Group, Inc.	267,210
7,541	MetLife, Inc.	436,926
2,340	Principal Financial Group, Inc.	173,909
5,596	Prudential Financial, Inc.	463,013
3,774	Reinsurance Group of America, Inc.	501,036
14,083	Unum Group	557,123
		2,399,217
	Media – 2.6%
2,987	Nexstar Media Group, Inc.	515,735
	Metals & Mining – 12.8%
6,115	Commercial Metals Co.	299,024
3,456	Nucor Corp.	533,848
2,577	Reliance Steel & Aluminum Co.	661,619
4,520	Steel Dynamics, Inc.	511,031
21,460	United States Steel Corp.	560,106
		2,565,628
	Oil, Gas & Consumable Fuels – 10.5%
3,569	Chesapeake Energy Corp.	271,387
1,584	Chevron Corp.	258,446
3,162	Exxon Mobil Corp.	346,745
4,839	Marathon Petroleum Corp.	652,442
5,658	Phillips 66	573,608
		2,102,628
	Paper & Forest Products – 1.2%
4,278	Louisiana-Pacific Corp.	231,910
	Pharmaceuticals – 2.4%
49,260	Viatris, Inc.	473,881
	Semiconductors & Semiconductor Equipment – 1.3%
9,799	Amkor Technology, Inc.	254,970
	Specialty Retail – 5.9%
3,955	AutoNation, Inc. (a)	531,394
4,569	Penske Automotive Group, Inc.	647,930
		1,179,324

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 2.4%
3,149	WESCO International, Inc.	$486,646
	Total Common Stocks	19,763,722
	(Cost $19,423,450)
REAL ESTATE INVESTMENT TRUSTS – 0.9%
	Mortgage Real Estate Investment Trusts – 0.9%
10,359	Starwood Property Trust, Inc.	183,251
	(Cost $205,621)
	Total Investments – 99.9%	19,946,973
	(Cost $19,629,071)
	Net Other Assets and Liabilities – 0.1%	19,805
	Net Assets – 100.0%	$19,966,778

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,763,722	$ 19,763,722	$ —	$ —
Real Estate Investment Trusts*	183,251	183,251	—	—
Total Investments	$ 19,946,973	$ 19,946,973	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 93.9%
	Aerospace & Defense – 1.0%
2,886	Huntington Ingalls Industries, Inc.	$597,460
	Banks – 1.2%
21,952	United Bankshares, Inc.	772,710
	Beverages – 1.8%
5,004	Constellation Brands, Inc., Class A	1,130,353
	Biotechnology – 2.8%
11,028	AbbVie, Inc.	1,757,532
	Commercial Services & Supplies – 6.1%
14,201	Republic Services, Inc.	1,920,259
11,703	Waste Management, Inc.	1,909,579
		3,829,838
	Containers & Packaging – 2.2%
26,064	Silgan Holdings, Inc.	1,398,855
	Distributors – 2.5%
9,354	Genuine Parts Co.	1,565,018
	Electrical Equipment – 2.5%
10,692	AMETEK, Inc.	1,553,868
	Financial Services – 1.6%
6,851	Jack Henry & Associates, Inc.	1,032,583
	Food Products – 6.2%
8,258	Hershey (The) Co.	2,100,918
25,143	Kraft Heinz (The) Co.	972,280
8,790	Post Holdings, Inc. (a)	789,957
		3,863,155
	Gas Utilities – 1.0%
11,109	National Fuel Gas Co.	641,434
	Health Care Providers & Services – 16.4%
10,221	AmerisourceBergen Corp.	1,636,484
10,064	Cardinal Health, Inc.	759,832
3,500	Chemed Corp.	1,882,125
2,455	Cigna (The) Group	627,326
8,445	CVS Health Corp.	627,548
4,381	McKesson Corp.	1,559,855
10,829	Quest Diagnostics, Inc.	1,532,087
3,442	UnitedHealth Group, Inc.	1,626,655
		10,251,912
	Hotels, Restaurants & Leisure – 6.0%
7,259	McDonald’s Corp.	2,029,689
12,976	Yum! Brands, Inc.	1,713,870
		3,743,559
Shares	Description	Value

	Household Products – 2.8%
11,809	Procter & Gamble (The) Co.	$1,755,880
	Insurance – 22.1%
23,678	Aflac, Inc.	1,527,704
4,912	American Financial Group, Inc.	596,808
3,431	Arthur J. Gallagher & Co.	656,385
7,748	Chubb Ltd.	1,504,507
12,089	Globe Life, Inc.	1,330,032
7,130	Hanover Insurance Group (The), Inc.	916,205
5,851	Marsh & McLennan Cos., Inc.	974,484
15,916	MetLife, Inc.	922,173
7,740	Progressive (The) Corp.	1,107,284
6,653	RLI Corp.	884,250
7,865	Selective Insurance Group, Inc.	749,770
9,134	Travelers (The) Cos., Inc.	1,565,659
17,272	W.R. Berkley Corp.	1,075,355
		13,810,616
	Machinery – 5.2%
3,981	IDEX Corp.	919,730
3,552	Illinois Tool Works, Inc.	864,734
2,621	Nordson Corp.	582,544
3,495	Snap-on, Inc.	862,881
		3,229,889
	Multi-Utilities – 2.6%
56,173	CenterPoint Energy, Inc.	1,654,857
	Pharmaceuticals – 6.0%
27,661	Bristol-Myers Squibb Co.	1,917,184
17,542	Merck & Co., Inc.	1,866,293
		3,783,477
	Professional Services – 1.7%
11,797	Leidos Holdings, Inc.	1,086,032
	Tobacco – 2.2%
13,839	Philip Morris International, Inc.	1,345,843
	Total Common Stocks	58,804,871
	(Cost $58,467,796)
REAL ESTATE INVESTMENT TRUSTS – 5.9%
	Retail REITs – 2.6%
37,622	National Retail Properties, Inc.	1,661,011
	Specialized REITs – 3.3%
25,697	Gaming and Leisure Properties, Inc.	1,337,786

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Specialized REITs (Continued)
21,903	VICI Properties, Inc.	$714,476
		2,052,262
	Total Real Estate Investment Trusts	3,713,273
	(Cost $3,609,014)
	Total Investments – 99.8%	62,518,144
	(Cost $62,076,810)
	Net Other Assets and Liabilities – 0.2%	98,067
	Net Assets – 100.0%	$62,616,211

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 58,804,871	$ 58,804,871	$ —	$ —
Real Estate Investment Trusts*	3,713,273	3,713,273	—	—
Total Investments	$ 62,518,144	$ 62,518,144	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2023 (Unaudited)
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
ASSETS:
Investments, at value	$ 1,068,144,734	$ 19,946,973	$ 62,518,144
Cash	715,288	14,072	40,231
Receivables:
Dividends	1,870,416	15,980	89,235
Dividend reclaims	11,453	—	—
Total Assets	1,070,741,891	19,977,025	62,647,610
LIABILITIES:
Payables:
Investment advisory fees	555,537	10,247	31,399
Total Liabilities	555,537	10,247	31,399
NET ASSETS	$1,070,186,354	$19,966,778	$62,616,211
NET ASSETS consist of:
Paid-in capital	$ 1,165,053,438	$ 31,731,833	$ 86,808,708
Par value	401,500	9,000	24,500
Accumulated distributable earnings (loss)	(95,268,584)	(11,774,055)	(24,216,997)
NET ASSETS	$1,070,186,354	$19,966,778	$62,616,211
NET ASSET VALUE, per share	$26.65	$22.19	$25.56
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	40,150,002	900,002	2,450,002
Investments, at cost	$1,086,442,976	$19,629,071	$62,076,810

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended March 31, 2023 (Unaudited)
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
INVESTMENT INCOME:
Dividends	$ 17,052,870	$ 351,052	$ 736,321
Interest	34,492	574	1,564
Foreign withholding tax	(43,295)	(359)	—
Other	31	—	—
Total investment income	17,044,098	351,267	737,885
EXPENSES:
Investment advisory fees	3,018,682	65,266	213,879
Total expenses	3,018,682	65,266	213,879
NET INVESTMENT INCOME (LOSS)	14,025,416	286,001	524,006
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(57,421,905)	(549,322)	(4,663,542)
In-kind redemptions	9,254,692	187,062	563,047
Net realized gain (loss)	(48,167,213)	(362,260)	(4,100,495)
Net change in unrealized appreciation (depreciation) on:
Investments	168,592,364	2,185,917	9,711,660
NET REALIZED AND UNREALIZED GAIN (LOSS)	120,425,151	1,823,657	5,611,165
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 134,450,567	$ 2,109,658	$ 6,135,171
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)		First Trust Dorsey Wright Momentum & Value ETF (DVLU)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022	Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022
OPERATIONS:
Net investment income (loss)	$ 14,025,416	$ 15,508,578	$ 286,001	$ 401,682
Net realized gain (loss)	(48,167,213)	(24,538,123)	(362,260)	(1,579,870)
Net change in unrealized appreciation (depreciation)	168,592,364	(182,334,771)	2,185,917	(1,474,104)
Net increase (decrease) in net assets resulting from operations	134,450,567	(191,364,316)	2,109,658	(2,652,292)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(13,823,521)	(14,025,016)	(284,306)	(416,941)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	210,359,374	937,688,574	1,092,214	5,097,895
Cost of shares redeemed	(80,421,269)	(123,351,150)	(2,320,003)	(8,523,685)
Net increase (decrease) in net assets resulting from shareholder transactions	129,938,105	814,337,424	(1,227,789)	(3,425,790)
Total increase (decrease) in net assets	250,565,151	608,948,092	597,563	(6,495,023)
NET ASSETS:
Beginning of period	819,621,203	210,673,111	19,369,215	25,864,238
End of period	$1,070,186,354	$819,621,203	$19,966,778	$19,369,215
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	35,500,002	7,450,002	950,002	1,100,002
Shares sold	7,700,000	32,800,000	50,000	200,000
Shares redeemed	(3,050,000)	(4,750,000)	(100,000)	(350,000)
Shares outstanding, end of period	40,150,002	35,500,002	900,002	950,002

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Six Months Ended 3/31/2023 (Unaudited)	Year Ended 9/30/2022

$ 524,006	$ 1,144,440
(4,100,495)	4,581,875
9,711,660	(18,738,146)
6,135,171	(13,011,831)

(629,266)	(1,071,096)

2,655,083	93,110,294
(26,998,338)	(118,688,168)
(24,343,255)	(25,577,874)
(18,837,350)	(39,660,801)

81,453,561	121,114,362
$62,616,211	$81,453,561

3,400,002	4,400,002
100,000	3,300,000
(1,050,000)	(4,300,000)
2,450,002	3,400,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended September 30,				Period Ended 9/30/2018 (a)
		2022	2021	2020	2019
Net asset value, beginning of period	$ 23.09	$ 28.28	$ 18.27	$ 20.37	$ 21.28	$ 19.94
Income from investment operations:
Net investment income (loss)	0.36	0.51	0.36	0.33	0.35	0.26
Net realized and unrealized gain (loss)	3.56	(5.21)	9.99	(2.08)	(0.92)	1.31
Total from investment operations	3.92	(4.70)	10.35	(1.75)	(0.57)	1.57
Distributions paid to shareholders from:
Net investment income	(0.36)	(0.49)	(0.34)	(0.35)	(0.34)	(0.23)
Net asset value, end of period	$26.65	$23.09	$28.28	$18.27	$20.37	$21.28
Total return (b)	17.02%	(16.78)%	56.77%	(8.56)%	(2.59)%	7.92%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,070,186	$ 819,621	$ 210,673	$ 10,050	$ 7,128	$ 4,257
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	2.79% (c)	2.25%	1.77%	1.83%	1.95%	1.49% (c)
Portfolio turnover rate (d)	48%	86%	36%	76%	78%	72%

(a)	Inception date is November 1, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended September 30,				Period Ended 9/30/2018 (a)
		2022	2021	2020	2019
Net asset value, beginning of period	$ 20.39	$ 23.51	$ 15.07	$ 18.52	$ 19.46	$ 19.98
Income from investment operations:
Net investment income (loss)	0.30	0.40	0.29	0.25	0.33	0.02
Net realized and unrealized gain (loss)	1.80	(3.11)	8.42	(3.44)	(0.94)	(0.54)
Total from investment operations	2.10	(2.71)	8.71	(3.19)	(0.61)	(0.52)
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.41)	(0.27)	(0.26)	(0.33)	—
Net asset value, end of period	$22.19	$20.39	$23.51	$15.07	$18.52	$19.46
Total return (b)	10.33%	(11.71)%	57.98%	(17.19)%	(3.04)%	(2.60)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 19,967	$ 19,369	$ 25,864	$ 14,320	$ 19,451	$ 13,625
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	2.63% (c)	1.64%	1.68%	1.56%	2.01%	3.61% (c)
Portfolio turnover rate (d)	97%	230%	195%	205%	152%	0%

(a)	Inception date is September 5, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
	Six Months Ended 3/31/2023 (Unaudited)	Year Ended September 30,				Period Ended 9/30/2018 (a)
		2022	2021	2020	2019
Net asset value, beginning of period	$ 23.96	$ 27.53	$ 22.46	$ 22.81	$ 19.94	$ 19.97
Income from investment operations:
Net investment income (loss)	0.21	0.32	0.10	0.28	0.29	0.03
Net realized and unrealized gain (loss)	1.63	(3.60)	5.06	(0.30)	2.85	(0.06)
Total from investment operations	1.84	(3.28)	5.16	(0.02)	3.14	(0.03)
Distributions paid to shareholders from:
Net investment income	(0.24)	(0.29)	(0.09)	(0.33)	(0.27)	—
Net asset value, end of period	$25.56	$23.96	$27.53	$22.46	$22.81	$19.94
Total return (b)	7.67%	(12.02)%	22.98%	0.03%	15.93%	(0.15)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 62,616	$ 81,454	$ 121,114	$ 124,674	$ 131,169	$ 13,960
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.47% (c)	1.04%	0.36%	1.21%	2.37%	3.81% (c)
Portfolio turnover rate (d)	63%	169%	136%	187%	81%	0%

(a)	Inception date is September 5, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-three exchange-traded funds that are offering shares. This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).
First Trust SMID Cap Rising Dividend Achievers ETF  – (ticker “SDVY”)
First Trust Dorsey Wright Momentum & Value ETF – (ticker “DVLU”)
First Trust Dorsey Wright Momentum & Low Volatility ETF – (ticker “DVOL”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust SMID Cap Rising Dividend Achievers ETF	Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index
First Trust Dorsey Wright Momentum & Value ETF	DorseyWright Momentum Plus ValueTM Index
First Trust Dorsey Wright Momentum & Low Volatility ETF	DorseyWright Momentum Plus Low VolatilityTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
2)	the type of security;
3)	the size of the holding;
4)	the initial cost of the security;
5)	transactions in comparable securities;
6)	price quotes from dealers and/or third-party pricing services;
7)	relationships among various securities;
8)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
9)	an analysis of the issuer’s financial statements;
10)	the existence of merger proposals or tender offers that might affect the value of the security; and
11)	other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2023, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2022, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust SMID Cap Rising Dividend Achievers ETF	$ 14,025,016	$ —	$ —
First Trust Dorsey Wright Momentum & Value ETF	416,941	—	—
First Trust Dorsey Wright Momentum & Low Volatility ETF	1,071,096	—	—
As of September 30, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust SMID Cap Rising Dividend Achievers ETF	$ 1,623,821	$ (17,877,189)	$ (199,642,262)
First Trust Dorsey Wright Momentum & Value ETF	27,114	(11,751,888)	(1,874,633)
First Trust Dorsey Wright Momentum & Low Volatility ETF	149,989	(20,592,809)	(9,280,082)
D. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020, 2021 and 2022 remain open to federal and state audit. As of March 31, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
Non-Expiring Capital Loss Carryforward
First Trust SMID Cap Rising Dividend Achievers ETF	$ 17,877,189
First Trust Dorsey Wright Momentum & Value ETF	11,751,888
First Trust Dorsey Wright Momentum & Low Volatility ETF	20,592,809
As of March 31, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust SMID Cap Rising Dividend Achievers ETF	$ 1,086,442,976	$ 52,107,364	$ (70,405,606)	$ (18,298,242)
First Trust Dorsey Wright Momentum & Value ETF	19,629,071	1,613,345	(1,295,443)	317,902
First Trust Dorsey Wright Momentum & Low Volatility ETF	62,076,810	2,427,339	(1,986,005)	441,334
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Nasdaq, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee. Effective November 1, 2022, the annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:
Breakpoints	SDVY	DVLU	DVOL
Fund net assets up to and including $2.5 billion	0.600%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%	0.540%	0.540%
Fund net assets greater than $15 billion	0.510%	0.510%	0.510%
Prior to November 1, 2022, each Fund paid First Trust an annual unitary management fee equal to 0.60% of its average daily net assets.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust SMID Cap Rising Dividend Achievers ETF	$ 484,915,624	$ 484,969,559
First Trust Dorsey Wright Momentum & Value ETF	20,987,923	20,994,318
First Trust Dorsey Wright Momentum & Low Volatility ETF	45,737,504	45,800,279

For the six months ended March 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust SMID Cap Rising Dividend Achievers ETF	$ 209,544,975	$ 80,094,245
First Trust Dorsey Wright Momentum & Value ETF	1,089,751	2,297,106
First Trust Dorsey Wright Momentum & Low Volatility ETF	2,651,215	26,940,433
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2024.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2023 (Unaudited)
have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreements
Board Considerations Regarding Approval of Amendments to the Investment Management Agreements
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the amendment (as applicable to a specific Fund, the “Amendment” and collectively, the “Amendments”) of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following three series of the Trust (each a “Fund” and collectively, the “Funds”):
    First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
    First Trust Dorsey Wright Momentum & Value ETF (DVLU)
    First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
The Board approved the Amendment for each Fund at a meeting held on October 24, 2022.  As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendments at meetings held on April 18, 2022, June 12–13, 2022 and September 18–19, 2022.  Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendments, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the October meeting.
In reviewing the Amendment for each Fund, the Board considered that the purpose of the Amendments is to modify the unitary fee rate for each Fund under the applicable Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by each Fund to the Advisor will be reduced as assets of such Fund meet certain thresholds.  The Board noted the Advisor’s representations that the quality and quantity of the services provided to each Fund by the Advisor under the applicable Agreement will not be reduced or modified as a result of the applicable Amendment, and that the obligations of the Advisor under each Agreement will remain the same in all respects.
The Board noted that it, including the Independent Trustees, last approved the continuation of the applicable Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12–13, 2022.  The Board noted that in connection with such approval it had determined for each Fund, based upon the information provided, that the terms of the applicable Agreement were fair and reasonable and that the continuation of the applicable Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
Based on all of the information considered, the Board, including the Independent Trustees, unanimously determined that the terms of the Amendments are fair and reasonable and that the Amendments are in the best interests of each Fund.

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 9, 2023
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 9, 2023

* Print the name and title of each signing officer under his or her signature.